UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23066

Northern Lights Fund Trust IV
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	11/30

Date of reporting period:	11/30/24

Item 1. Reports to Stockholders.

(a)
Inspire 100 ETF

(BIBL) NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2024

Fund Overview

This annual shareholder report contains important information about Inspire 100 ETF for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at www.inspireetf.com. You can also request this information by contacting us at 1-877-658-9473.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire 100 ETF	$40	0.35%

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the past 12 months of 31.02%. This strong performance was driven by the upward momentum and security selection in the Information Technology and Industrials sectors. The other sectors that helped achieve this positive performance came from the Health Care and Financials sectors. Although still contributing positive return during the year, the sectors that caused the largest drag to performance were the Consumer Staples, Communication Services and Energy sectors. While there was volatility in the markets during the period due to uncertainty about the next move in interest rates by the Federal Reserve as well as the contentious political environment prior to the election, the Fund performed in line with the broader large cap market even though the Fund had minimal exposure to the Mega Cap Growth stocks that have been the driving force in the large cap markets for the past year. During the period ended November 30, 2024, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Inspire 100 ETF - NAV
Inspire 100 Index
S&P 500 Index
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$26,469
$22,895
$21,737
Oct-2017
Nov-2017
Nov-2018
Nov-2019
Nov-2020
Nov-2021
Nov-2022
Nov-2023
Nov-2024

	Inspire 100 ETF - NAV	Inspire 100 Index	S&P 500 Index
Oct-2017	$10,000	$10,000	$10,000
Nov-2017	$10,276	$10,274	$10,317
Nov-2018	$10,594	$10,674	$10,964
Nov-2019	$12,144	$12,361	$12,730
Nov-2020	$14,997	$15,489	$14,953
Nov-2021	$18,715	$19,531	$19,128
Nov-2022	$15,966	$16,678	$17,366
Nov-2023	$16,591	$17,393	$19,769
Nov-2024	$21,737	$22,895	$26,469

Average Annual Total Returns

	1 Year	5 Years	Since Inception (October 30, 2017)
Inspire 100 ETF - NAV	31.02%	12.35%	11.58%
Inspire 100 Index	31.63%	13.12%	12.40%
S&P 500 Index	33.89%	15.77%	14.73%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$353,442,210
  Number of Portfolio Holdings100
  Advisory Fee (net of waivers)$820,116
  Portfolio Turnover26%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Consumer Staples	1.0%
Consumer Discretionary	1.2%
Utilities	3.2%
Materials	5.0%
Energy	7.2%
Financials	8.2%
Health Care	10.3%
Real Estate	13.3%
Industrials	23.6%
Technology	26.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Intuitive Surgical, Inc.	4.9%
Caterpillar, Inc.	4.7%
Progressive Corporation (The)	4.0%
Arista Networks, Inc.	3.2%
Prologis, Inc.	2.8%
Cintas Corporation	2.3%
Parker-Hannifin Corporation	2.3%
Amphenol Corporation, Class A	2.3%
Synopsys, Inc.	2.2%
KLA Corporation	2.2%

Material Fund Changes

No material changes occurred during the year ended November 30, 2024.

Inspire 100 ETF

Annual Shareholder Report - November 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.inspireetf.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113024-BIBL

Inspire 500 ETF

(PTL) NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2024

Fund Overview

This annual shareholder report contains important information about Inspire 500 ETF for the period of March 25, 2024 to November 30, 2024. You can find additional information about the Fund at www.inspireetf.com. You can also request this information by contacting us at 1-877-658-9473.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire 500 ETF	$7	0.09%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The Fund launched on March 25, 2024, and had a return on the NAV since inception of 13.52%. This strong performance was driven by the upward momentum and security selection in the Information Technology, Industrials and Financials sectors. The other sectors that contributed to the positive performance were the Consumer Discretionary and Utilities sectors. The sectors that caused the largest drag to performance were the Healthcare and Consumer Staples sectors. While there was volatility in the markets during the period due to uncertainty about the next move in interest rates by the Federal Reserve as well as the contentious political environment prior to the election, the Fund performed in line with the broader large cap market even though the Fund had minimal exposure to the Mega Cap Growth stocks that have been the driving force in the large cap markets for the past year. During the period ended November 30, 2024, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Inspire 500 ETF - NAV
Inspire 500 Index
S&P 500 Index
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
$11,666
$11,364
$11,352
03/25/24
03/31/24
04/30/24
05/31/24
06/30/24
07/31/24
08/31/24
09/30/24
10/31/24
11/30/24

	Inspire 500 ETF - NAV	Inspire 500 Index	S&P 500 Index
03/25/24	$10,000	$10,000	$10,000
03/31/24	$10,115	$10,114	$10,071
04/30/24	$9,588	$9,587	$9,659
05/31/24	$9,860	$9,862	$10,138
06/30/24	$9,961	$9,965	$10,502
07/31/24	$10,284	$10,290	$10,630
08/31/24	$10,510	$10,517	$10,888
09/30/24	$10,737	$10,745	$11,120
10/31/24	$10,579	$10,588	$11,020
11/30/24	$11,352	$11,364	$11,666

Average Annual Total Returns

Since Inception (March 25, 2024)
Inspire 500 ETF - NAV	13.52%
Inspire 500 Index	13.64%
S&P 500 Index	16.66%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$265,176,789
  Number of Portfolio Holdings501
  Advisory Fee $98,588
  Portfolio Turnover9%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 23.8%
Industrials 16.5%
Consumer Discretionary 10.4%
Energy 9.2%
Health Care 8.2%
Financials 7.6%
Materials 7.2%
Real Estate 6.6%
Utilities 5.3%
Consumer Staples 2.9%
Communications 1.9%
Other Assets in Excess of Liabilities 0.4%

Value	Value
Other Assets in Excess of Liabilities	0.4%
Communications	1.9%
Consumer Staples	2.9%
Utilities	5.3%
Real Estate	6.6%
Materials	7.2%
Financials	7.6%
Health Care	8.2%
Energy	9.2%
Consumer Discretionary	10.4%
Industrials	16.5%
Technology	23.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Broadcom, Inc.	5.0%
Exxon Mobil Corporation	3.5%
Home Depot, Inc. (The)	2.8%
Linde plc	1.5%
Intuitive Surgical, Inc.	1.3%
Caterpillar, Inc.	1.3%
QUALCOMM, Inc.	1.2%
Progressive Corporation (The)	1.1%
NextEra Energy, Inc.	1.1%
Palantir Technologies, Inc., Class A	1.0%

Material Fund Changes

No material changes occurred during the year ended November 30, 2024.

Inspire 500 ETF

Annual Shareholder Report - November 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.inspireetf.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113024-PTL

Inspire Corporate Bond ETF

(IBD) NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2024

Fund Overview

This annual shareholder report contains important information about Inspire Corporate Bond ETF for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at www.inspireetf.com. You can also request this information by contacting us at 1-877-658-9473.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Corporate Bond ETF	$45	0.43%

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the past 12 months of 7.44%. This strong positive performance was driven by falling interest rates across the yield curve spectrum as the Federal Reserve officially pivoted from raising interest rates to beginning a process of cutting interest rates. The investment grade quality fixed income portfolio of the Fund performed in line with the broader fixed income market even though the Fund had no exposure to US Treasuries or mortgage-backed securities. During the period ended November 30, 2024, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Inspire Corporate Bond ETF - NAV	Inspire Corporate Bond Impact Index	Bloomberg Intermediate Corporate Index	Bloomberg U.S. Intermediate Credit Index
07/10/17	$10,000	$10,000	$10,000	$10,000
11/30/17	$10,037	$10,102	$10,094	$10,088
11/30/18	$9,938	$10,045	$9,996	$10,005
11/30/19	$10,824	$11,117	$11,077	$11,035
11/30/20	$11,382	$12,190	$11,895	$11,807
11/30/21	$11,252	$12,120	$11,820	$11,729
11/30/22	$10,166	$10,986	$10,731	$10,681
11/30/23	$10,534	$11,447	$11,188	$11,110
11/30/24	$11,318	$12,376	$12,080	$11,958

Average Annual Total Returns

	1 Year	5 years	Since Inception (July 10, 2017)
Inspire Corporate Bond ETF - NAV	7.44%	0.90%	1.69%
Inspire Corporate Bond Impact Index	8.12%	2.17%	2.93%
Bloomberg Intermediate Corporate Index	7.97%	1.75%	2.59%
Bloomberg U.S. Intermediate Credit Index	7.63%	1.62%	2.45%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$332,549,864
  Number of Portfolio Holdings250
  Advisory Fee $881,466
  Portfolio Turnover26%

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.4%
Health Care	2.3%
Consumer Discretionary	5.5%
Consumer Staples	6.6%
Financials	7.6%
Materials	7.7%
Utilities	9.3%
Energy	10.6%
Technology	11.3%
Industrials	18.3%
Real Estate	19.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Trimble, Inc., 4.900%, 06/15/28	1.4%
Alexandria Real Estate Equities, Inc., 4.900%, 12/15/30	1.4%
Camden Property Trust, 4.900%, 01/15/34	1.4%
Amphenol Corporation, 4.350%, 06/01/29	1.4%
Valero Energy Corporation, 4.350%, 06/01/28	1.4%
Arch Capital Finance, LLC, 4.011%, 12/15/26	1.4%
Cboe Global Markets, Inc., 3.650%, 01/12/27	1.4%
AutoZone, Inc., 3.750%, 06/01/27	1.4%
Dollar General Corporation, 3.875%, 04/15/27	1.4%
Republic Services, Inc., 3.950%, 05/15/28	1.4%

Material Fund Changes

No material changes occurred during the year ended November 30, 2024.

Inspire Corporate Bond ETF

Annual Shareholder Report - November 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.inspireetf.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113024-IBD

Inspire Momentum ETF

(GLRY) NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2024

Fund Overview

This annual shareholder report contains important information about Inspire Momentum ETF for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at www.inspireetf.com. You can also request this information by contacting us at 1-877-658-9473. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Momentum ETF	$92	0.80%

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the past 12 months of 30.00%. This strong performance was driven by the Fund’s focus on the momentum factor that was in favor over the past year as well as security selection in the Industrials, Consumer Discretionary and Financials sectors. The other sectors that helped achieve this positive performance came from the Healthcare, Materials, Consumer Staples and Real Estate sectors. The sector that caused the largest drag to performance was the Information Technology sector with a smaller drag from the Energy sector. Although there was volatility in the markets during the period due to uncertainty about the timing of the next move in interest rates by the Federal Reserve, as well as the momentum factor being out of favor for the past few months, the Fund performed well vs the broader market. During the period ended November 30, 2024, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Inspire Momentum ETF - NAV
S&P MidCap 400®
S&P Composite 1500® Index
$20,000
$15,000
$10,000
$5,000
$0
$17,228
$15,997
$14,020
Dec-2020
Nov-2021
Nov-2022
Nov-2023
Nov-2024

	Inspire Momentum ETF - NAV	S&P MidCap 400®	S&P Composite 1500® Index
Dec-2020	$10,000	$10,000	$10,000
Nov-2021	$11,735	$12,260	$12,530
Nov-2022	$10,105	$11,857	$11,427
Nov-2023	$10,785	$11,996	$12,869
Nov-2024	$14,020	$15,997	$17,228

Average Annual Total Returns

	1 Year	Since Inception (December 7, 2020)
Inspire Momentum ETF - NAV	30.00%	8.86%
S&P MidCap 400®	33.36%	12.53%
S&P Composite 1500® Index	33.87%	14.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$74,503,557
  Number of Portfolio Holdings33
  Advisory Fee (net of waivers)$298,206
  Portfolio Turnover82%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
26.0%
Technology
16.8%
Financials
12.8%
Consumer Discretionary
9.3%
Health Care
9.2%
Consumer Staples
6.6%
Energy
5.7%
Utilities
3.5%
Communications
3.5%
Materials
3.5%
Real Estate
3.0%
Other Assets in Excess of Liabilities
0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Real Estate	3.0%
Materials	3.5%
Communications	3.5%
Utilities	3.5%
Energy	5.7%
Consumer Staples	6.6%
Health Care	9.2%
Consumer Discretionary	9.3%
Financials	12.8%
Technology	16.8%
Industrials	26.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
EMCOR Group, Inc.	3.8%
BWX Technologies, Inc.	3.7%
Flowserve Corporation	3.6%
NRG Energy, Inc.	3.5%
Trade Desk, Inc. (The), Class A	3.5%
Curtiss-Wright Corporation	3.5%
SEI Investments Company	3.5%
Sylvamo Corporation	3.5%
Group 1 Automotive, Inc.	3.5%
BJ's Wholesale Club Holdings, Inc.	3.4%

Material Fund Changes

This is a summary of certain changes since December 1, 2023 to the Fund. For more information, you may review the Fund's current prospectus dated March 29, 2024, as supplemented, or the Fund's next prospectus, which we expect to be available by March 30, 2025 or by calling 1-877-658-9473. Effective August 9, 2024, the Fund's investment objective changed to the following:

The Fund seeks to outperform the results (before fees and expenses) of the broader stock market when momentum is in favor. Further, the Fund's policy to invest at least 80% of the Fund's net assets plus any borrowings for investment purposes in mid-cap stocks was eliminated, as well as references to Mid-Capitalization Company Risk in the Fund's Prospectus and Summary Prospectus.

Inspire Momentum ETF

Annual Shareholder Report - November 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.inspireetf.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113024-GLRY

Inspire Fidelis Multi Factor ETF

(FDLS) NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2024

Fund Overview

This annual shareholder report contains important information about Inspire Fidelis Multi Factor ETF for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at www.inspireetf.com. You can also request this information by contacting us at 1-877-658-9473.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Fidelis Multi Factor ETF	$78	0.69%

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the past 12 months of 27.12%. This strong performance was driven by the upward momentum and security selection in the Financials, Industrials and Information Technology sectors. The other sectors that helped achieve this positive performance came from the Consumer Staples and Consumer Discretionary sectors. The sector that caused the largest drag to performance was the Real Estate sector. Although there was volatility in the global markets during the period due to the wars in Ukraine and Gaza and geo-political tensions with Russia and China, the Fund performed in line with the broader global markets even though the Fund had minimal exposure to the Mega Cap US Growth stocks that have been the driving force in the US large cap markets for the past year. During the period ended November 30, 2024, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Inspire Fidelis Multi Factor ETF - NAV
WI Fidelis Multi-Cap, Multi-Factor Index
S&P Global 1200 Index
MSCI ACWI Net
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
$14,523
$14,303
$14,118
$13,937
08/23/22
09/30/22
12/31/22
03/31/23
06/30/23
09/30/23
12/31/23
03/31/24
06/30/24
09/30/24
11/30/24

	Inspire Fidelis Multi Factor ETF - NAV	WI Fidelis Multi-Cap, Multi-Factor Index	S&P Global 1200 Index	MSCI ACWI Net
08/23/22	$10,000	$10,000	$10,001	$10,000
09/30/22	$8,808	$8,841	$8,738	$8,746
12/31/22	$9,799	$9,899	$9,662	$9,600
03/31/23	$10,120	$10,239	$10,406	$10,301
06/30/23	$10,970	$11,126	$11,119	$10,938
09/30/23	$10,721	$10,896	$10,712	$10,566
12/31/23	$11,897	$12,125	$11,922	$11,731
03/31/24	$12,384	$12,654	$13,003	$12,693
06/30/24	$12,064	$12,336	$13,411	$13,057
09/30/24	$12,846	$13,164	$14,263	$13,921
11/30/24	$13,937	$14,303	$14,523	$14,118

Average Annual Total Returns

	1 Year	Since Inception (August 23, 2022)
Inspire Fidelis Multi Factor ETF - NAV	27.12%	15.74%
WI Fidelis Multi-Cap, Multi-Factor Index	28.26%	17.07%
S&P Global 1200 Index	27.61%	17.86%
MSCI ACWI Net	26.12%	16.40%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$94,646,930
  Number of Portfolio Holdings101
  Advisory Fee $373,831
  Portfolio Turnover232%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%
Money Market Funds	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials 16.7%
Technology 16.4%
Financials 14.6%
Consumer Discretionary 11.8%
Health Care 11.5%
Communications 9.1%
Energy 6.7%
Consumer Staples 6.0%
Materials 4.0%
Utilities 3.1%
Other Assets in Excess of Liabilities 0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Utilities	3.1%
Materials	4.0%
Consumer Staples	6.0%
Energy	6.7%
Communications	9.1%
Health Care	11.5%
Consumer Discretionary	11.8%
Financials	14.6%
Technology	16.4%
Industrials	16.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Honest Company, Inc. (The)	2.0%
Sprouts Farmers Market, Inc.	1.4%
Telephone and Data Systems, Inc.	1.3%
SimilarWeb Ltd.	1.3%
Interactive Brokers Group, Inc., Class A	1.3%
Powell Industries, Inc.	1.3%
Tactile Systems Technology, Inc.	1.3%
Interface, Inc.	1.3%
DocuSign, Inc.	1.2%
Opera Ltd.	1.2%

Material Fund Changes

No material changes occurred during the year ended November 30, 2024.

Inspire Fidelis Multi Factor ETF

Annual Shareholder Report - November 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.inspireetf.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113024-FDLS

Inspire Global Hope ETF

(BLES) NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2024

Fund Overview

This annual shareholder report contains important information about Inspire Global Hope ETF for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at www.inspireetf.com. You can also request this information by contacting us at 1-877-658-9473.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Global Hope ETF	$64	0.58%

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the past 12 months of 19.83%. This strong performance was driven by the upward momentum and security selection in the Financials, Industrials and Information Technology sectors. The other sectors that helped achieve this positive performance came from the Industrials and Materials sectors. Although still contributing positive return during the year, the sectors that caused the largest drag to performance were the Consumer Staples, Communication Services and Energy sectors. While there was volatility in the global markets during the period due to the wars in Ukraine and Gaza and geo-political tensions with Russia and China, as well as the contentious US political environment prior to the election, the Fund performed in line with the broader global large cap market even though the Fund had minimal exposure to the Mega Cap Growth stocks that have been the driving force in the US large cap markets for the past year. During the period ended November 30, 2024, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Inspire Global Hope ETF - NAV
Inspire Global Hope Index
S&P Global 1200 Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$24,259
$20,500
$19,768
02/27/17
11/30/17
11/30/18
11/30/19
11/30/20
11/30/21
11/30/22
11/30/23
11/30/24

	Inspire Global Hope ETF - NAV	Inspire Global Hope Index	S&P Global 1200 Index
02/27/17	$10,000	$10,000	$9,999
11/30/17	$11,263	$11,284	$11,560
11/30/18	$10,841	$11,034	$11,620
11/30/19	$12,424	$12,730	$13,360
11/30/20	$13,958	$14,067	$15,282
11/30/21	$17,117	$17,406	$18,582
11/30/22	$15,646	$15,970	$16,838
11/30/23	$16,496	$16,937	$19,007
11/30/24	$19,768	$20,500	$24,259

Average Annual Total Returns

	1 Year	5 Years	Since Inception (February 27, 2017)
Inspire Global Hope ETF - NAV	19.83%	9.73%	9.18%
Inspire Global Hope Index	21.04%	10.00%	9.70%
S&P Global 1200 Index	27.61%	12.67%	12.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$109,704,092
Number of Portfolio Holdings	402
Advisory Fee	$396,167
Portfolio Turnover	41%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.4%
Money Market Funds	0.4%
Preferred Stocks	0.2%
Right	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
16.2%
Technology
14.5%
Financials
13.6%
Materials
11.3%
Energy
8.2%
Real Estate
7.3%
Utilities
7.2%
Health Care
7.0%
Consumer Discretionary
5.8%
Consumer Staples
5.8%
Communications
2.4%
Money Market Funds
0.4%
Other Assets in Excess of Liabilities
0.3%

Value	Value
Other Assets in Excess of Liabilities	0.3%
Money Market Funds	0.4%
Communications	2.4%
Consumer Staples	5.8%
Consumer Discretionary	5.8%
Health Care	7.0%
Utilities	7.2%
Real Estate	7.3%
Energy	8.2%
Materials	11.3%
Financials	13.6%
Technology	14.5%
Industrials	16.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Coinbase Global, Inc., Class A	0.4%
Snowflake, Inc.	0.4%
Fidelity Investments Money Market Government Portfolio, Institutional	0.4%
Sprouts Farmers Market, Inc.	0.4%
Targa Resources Corporation	0.4%
Interactive Brokers Group, Inc., Class A	0.3%
Datadog, Inc., Class A	0.3%
Delta Electronics Thailand PCL	0.3%
Marvell Technology, Inc.	0.3%
Snap-on, Inc.	0.3%

Material Fund Changes

No material changes occurred during the year ended November 30, 2024.

Inspire Global Hope ETF

Annual Shareholder Report - November 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.inspireetf.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113024-BLES

Inspire International ETF

(WWJD) NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2024

Fund Overview

This annual shareholder report contains important information about Inspire International ETF for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at www.inspireetf.com. You can also request this information by contacting us at 1-877-658-9473.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire International ETF	$70	0.66%

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the past 12 months of 11.20%. This positive performance was driven by the upward momentum and security selection in the Financials and Industrials sectors. The other sectors that helped achieve this positive performance came from the Consumer Discretionary and Healthcare sectors. The sectors that caused the largest drag to performance were the Consumer Staples and Energy sectors. Although there was volatility in the international markets during the period due to the wars in Ukraine and Gaza and geo-political tensions with Russia and China, the Fund performed in line with the broader global large cap market even though the Fund had no exposure to the mainland Chinese markets that have seen upward momentum recently and are a large portion of the international markets. During the period ended November 30, 2024, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Inspire International ETF - NAV
Inspire Global Hope Ex-US GTR Index
S&P International 700 TR
Inspire International NTR Index
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
$15,187
$14,882
$14,631
$14,442
09/30/19
11/30/19
11/30/20
11/30/21
11/30/22
11/30/23
11/30/24

	Inspire International ETF - NAV	Inspire Global Hope Ex-US GTR Index	S&P International 700 TR	Inspire International NTR Index
09/30/19	$10,000	$10,000	$10,000	$10,000
11/30/19	$10,604	$10,590	$10,451	$11,073
11/30/20	$11,908	$11,488	$11,455	$11,964
11/30/21	$13,945	$13,247	$12,730	$13,733
11/30/22	$12,645	$12,031	$11,493	$11,849
11/30/23	$13,657	$13,223	$12,751	$12,923
11/30/24	$15,187	$14,882	$14,631	$14,442

Average Annual Total Returns

	1 Year	5 years	Since Inception (September 30, 2019)
Inspire International ETF - NAV	11.20%	7.45%	8.42%
Inspire Global Hope Ex-US GTR Index	12.55%	7.04%	8.00%
S&P International 700 TR	14.74%	6.96%	7.64%
Inspire International NTR Index	11.75%	5.46%	7.37%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$302,084,548
Number of Portfolio Holdings	201
Advisory Fee	$1,256,578
Portfolio Turnover	34%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.5%
Money Market Funds	1.0%
Preferred Stocks	0.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
19.6%
Industrials
16.1%
Materials
14.2%
Utilities
9.3%
Energy
7.7%
Consumer Staples
7.0%
Technology
6.5%
Consumer Discretionary
5.5%
Health Care
5.4%
Communications
4.5%
Real Estate
3.7%
Money Market Funds
1.0%
Liabilities in Excess of Other Assets
-0.5%

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Money Market Funds	1.0%
Real Estate	3.7%
Communications	4.5%
Health Care	5.4%
Consumer Discretionary	5.5%
Technology	6.5%
Consumer Staples	7.0%
Energy	7.7%
Utilities	9.3%
Materials	14.2%
Industrials	16.1%
Financials	19.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Investments Money Market Government Portfolio, Institutional	1.0%
Delta Electronics Thailand PCL	0.7%
Garmin Ltd.	0.7%
REA Group Ltd.	0.6%
Geely Automobile Holdings Ltd.	0.6%
Advantest Corporation	0.6%
Brookfield Corporation	0.6%
Fairfax Financial Holdings Ltd.	0.6%
Delek Group Ltd.	0.6%
Commonwealth Bank of Australia	0.6%

Material Fund Changes

No material changes occurred during the year ended November 30, 2024.

Inspire International ETF

Annual Shareholder Report - November 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.inspireetf.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113024-WWJD

Inspire Small/Mid Cap ETF

(ISMD) NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2024

Fund Overview

This annual shareholder report contains important information about Inspire Small/Mid Cap ETF for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at www.inspireetf.com. You can also request this information by contacting us at 1-877-658-9473.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Small/Mid Cap ETF	$57	0.49%

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the past 12 months of 32.53%. This strong performance was driven by the upward momentum and security selection in the Financials, Information Technology, Health Care and Industrials sectors. The other sectors that helped achieve this positive performance came from the Consumer Discretionary and Real Estate sectors. Although still contributing positive return during the year, the sectors that caused the largest drag to performance were the Energy, Utilities and Communication Services sectors. While there was volatility in the markets during the period due to uncertainty about the next move in interest rates by the Federal Reserve as well as the contentious political environment prior to the election, the Fund performed well vs the broader small and mid-cap markets. During the period ended November 30, 2024, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Inspire Small/Mid Cap ETF - NAV
Inspire Small/Mid Cap Index
Russell 2000® Total Return Index
S&P SmallCap 600® Equal Weight Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$21,559
$19,892
$19,553
$19,202
02/27/17
11/30/17
11/30/18
11/30/19
11/30/20
11/30/21
11/30/22
11/30/23
11/30/24

	Inspire Small/Mid Cap ETF - NAV	Inspire Small/Mid Cap Index	Russell 2000® Total Return Index	S&P SmallCap 600® Equal Weight Index
02/27/17	$10,000	$10,000	$10,000	$10,000
11/30/17	$10,775	$10,861	$11,079	$10,916
11/30/18	$10,978	$11,160	$11,143	$11,147
11/30/19	$11,683	$11,872	$11,980	$11,389
11/30/20	$11,931	$12,440	$13,609	$12,444
11/30/21	$15,682	$16,744	$16,606	$17,132
11/30/22	$15,158	$16,264	$14,445	$16,107
11/30/23	$15,009	$16,165	$14,074	$15,087
11/30/24	$19,892	$21,559	$19,202	$19,553

Average Annual Total Returns

	1 Year	5 years	Since Inception (February 27, 2017)
Inspire Small/Mid Cap ETF - NAV	32.53%	11.23%	9.27%
Inspire Small/Mid Cap Index	33.37%	12.67%	10.41%
Russell 2000® Total Return Index	36.43%	9.90%	8.78%
S&P SmallCap 600® Equal Weight Index	29.61%	11.42%	9.03%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$212,862,569
  Number of Portfolio Holdings500
  Advisory Fee $554,759
  Portfolio Turnover46%

Asset Weighting (% of total investments)

Value	Value
Business Development Companies	0.5%
Common Stocks	96.6%
Money Market Funds	2.9%
Right	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
19.4%
Industrials
15.3%
Technology
13.3%
Consumer Discretionary
12.3%
Health Care
9.6%
Real Estate
7.9%
Materials
7.0%
Consumer Staples
4.7%
Utilities
3.7%
Energy
3.3%
Money Market Funds
3.0%
Communications
2.9%
Liabilities in Excess of Other Assets
-2.4%

Value	Value
Liabilities in Excess of Other Assets	-2.4%
Communications	2.9%
Money Market Funds	3.0%
Energy	3.3%
Utilities	3.7%
Consumer Staples	4.7%
Materials	7.0%
Real Estate	7.9%
Health Care	9.6%
Consumer Discretionary	12.3%
Technology	13.3%
Industrials	15.3%
Financials	19.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Investments Money Market Government Portfolio, Institutional	3.0%
Aris Water Solutions, Inc., Class A	0.3%
Universal Technical Institute, Inc.	0.3%
Natural Grocers by Vitamin Cottage, Inc.	0.3%
Globalstar, Inc.	0.3%
PAR Technology Corporation	0.3%
Chart Industries, Inc.	0.3%
MYR Group, Inc.	0.3%
Paragon 28, Inc.	0.3%
Argan, Inc.	0.3%

Material Fund Changes

No material changes occurred during the year ended November 30, 2024.

Inspire Small/Mid Cap ETF

Annual Shareholder Report - November 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.inspireetf.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113024-ISMD

Inspire Tactical Balanced ETF

(RISN) NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2024

Fund Overview

This annual shareholder report contains important information about Inspire Tactical Balanced ETF for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at www.inspireetf.com. You can also request this information by contacting us at 1-877-658-9473.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Tactical Balanced ETF	$79	0.71%

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the past 12 months of 21.38%. Since the Fund has a current target of 80% to be invested in US Large Cap stocks most of this positive performance was driven by the upward momentum and security selection in the Industrials and Financials sectors. The other sectors that helped achieve this positive performance came from the Information Technology and Consumer Discretionary sectors. The sectors that caused the largest drag to performance were the Healthcare and Communication Services sectors. The Fund is also currently invested at a 20% level in US Treasury exposure so part of the positive performance was driven by falling interest rates across the yield curve spectrum in anticipation of additional rate cuts by the Federal Reserve due to a slowing economy. Although there was volatility in both the equity and fixed income markets during the period the Fund performed in line with the broader large cap market as well as the broader fixed income markets. During the period ended November 30, 2024, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Inspire Tactical Balanced ETF - NAV
S&P Target Risk Moderate Index
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
$13,661
$12,244
07/15/20
11/30/20
11/30/21
11/30/22
11/30/23
11/30/24

	Inspire Tactical Balanced ETF - NAV	S&P Target Risk Moderate Index
07/15/20	$10,000	$10,000
11/30/20	$10,518	$10,559
11/30/21	$12,673	$11,381
11/30/22	$10,819	$10,152
11/30/23	$11,255	$10,669
11/30/24	$13,661	$12,244

Average Annual Total Returns

	1 Year	Since Inception (July 15, 2020)
Inspire Tactical Balanced ETF - NAV	21.38%	7.39%
S&P Target Risk Moderate Index	14.76%	4.73%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$95,600,560
  Number of Portfolio Holdings77
  Advisory Fee $448,098
  Portfolio Turnover52%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	80.4%
Exchange-Traded Funds	18.7%
Money Market Funds	0.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
21.4%
Fixed Income
18.8%
Financials
15.9%
Technology
12.5%
Consumer Discretionary
11.0%
Health Care
7.1%
Real Estate
5.2%
Consumer Staples
3.3%
Materials
2.1%
Communications
1.1%
Energy
1.1%
Money Market Funds
1.0%
Liabilities in Excess of Other Assets
-0.5%

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Money Market Funds	1.0%
Energy	1.1%
Communications	1.1%
Materials	2.1%
Consumer Staples	3.3%
Real Estate	5.2%
Health Care	7.1%
Consumer Discretionary	11.0%
Technology	12.5%
Financials	15.9%
Fixed Income	18.8%
Industrials	21.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
WisdomTree Floating Rate Treasury Fund	18.8%
NVR, Inc.	1.3%
EPAM Systems, Inc.	1.3%
Civista Bancshares, Inc.	1.3%
Lithia Motors, Inc.	1.2%
Markel Group, Inc.	1.2%
Axos Financial, Inc.	1.2%
Genpact Ltd.	1.2%
Copart, Inc.	1.2%
AMETEK, Inc.	1.2%

Material Fund Changes

No material changes occurred during the year ended November 30, 2024.

Inspire Tactical Balanced ETF

Annual Shareholder Report - November 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.inspireetf.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113024-RISN

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Mark Gersten, Anthony J. Hertl, and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten, Mr. Hertl and Mr. Taylor are independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2024 - $124,650

2023 - $104,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024 – $29,700

2023 – $26,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended November 30, 2023, and 2024 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended November 30, 2023, and 2024 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Inspire Global Hope ETF (BLES)

Inspire Small/Mid Cap ETF (ISMD)

Inspire Corporate Bond ETF (IBD)

Inspire 100 ETF (BIBL)

Inspire International ETF (WWJD)

Inspire Tactical Balanced ETF (RISN)

Inspire Momentum ETF (GLRY)

Inspire Fidelis Multi Factor ETF (FDLS)

Inspire 500 ETF (PTL)

Annual Financial Statements and Additional Information

November 30, 2024

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1%
	APPAREL & TEXTILE PRODUCTS - 0.7%
1,721	Deckers Outdoor Corporation(a)	$337,247
111	Hermes International S.A.	242,146
36,223	PRADA SpA	248,161
		827,554
	ASSET MANAGEMENT - 1.1%
6,090	3i Group plc	287,413
5,172	Brookfield Corporation	317,881
4,499	Julius Baer Group Ltd.	297,714
184	Partners Group Holding A.G.	267,327
		1,170,335
	AUTOMOTIVE - 1.7%
7,560	BorgWarner, Inc.	259,459
4,138	Continental A.G.	271,203
18,562	Denso Corporation	264,165
585	Ferrari N.V.	253,984
181,052	Geely Automobile Holdings Ltd.	322,543
7,246	Mahindra & Mahindra Ltd. - GDR	255,784
3,579	Toyota Industries Corporation	266,754
		1,893,892
	BANKING - 5.6%
592,364	Bank Mandiri Persero Tbk P.T.	229,917
6,933	Bank Polska Kasa Opieki S.A.	231,624
85,948	BOC Hong Kong Holdings Ltd.	264,032
2,984	Commonwealth Bank of Australia	308,597
17,728	Credit Agricole S.A.	237,285
9,141	Danske Bank A/S	262,549
149	First Citizens BancShares, Inc., Class A	341,954
314,090	First Financial Holding Company Ltd.	262,910
38,760	Grupo Financiero Banorte SAB de CV	259,977
21,742	Hang Seng Bank Ltd.	258,362
63,966	Intesa Sanpaolo SpA	245,093
16,712	KakaoBank Corporation	267,901
3,448	KBC Group N.V.	248,565
10,839	National Australia Bank Ltd.	276,382

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	BANKING - 5.6% (Continued)
5,170	OTP Bank Nyrt	$280,021
18,148	Powszechna Kasa Oszczednosci Bank Polski S.A.	249,852
818,496	PT Bank Rakyat Indonesia (Persero) Tbk	219,540
11,835	Regions Financial Corporation	322,621
81,395	SCB X PCL	271,625
2,843	SouthState Corporation	314,692
19,165	Standard Bank Group Ltd.	251,987
10,987	United Overseas Bank Ltd.	298,290
3,182	Western Alliance Bancorp	297,867
		6,201,643
	BEVERAGES - 0.5%
210	Coca-Cola Consolidated, Inc.	273,901
5,237	Monster Beverage Corporation(a)	288,716
		562,617
	BIOTECH & PHARMA - 2.0%
1,860	Celltrion, Inc.	249,473
5,691	Chugai Pharmaceutical Company Ltd.	251,001
1,404	CSL Ltd.	258,404
1,139	Genmab A/S(a),	246,287
4,141	Incyte Corporation(a)	308,877
2,383	Neurocrine Biosciences, Inc.(a)	302,045
9,721	Royalty Pharma plc, Class A	259,162
1,536	UCB S.A.	300,758
		2,176,007
	CABLE & SATELLITE - 0.3%
3,564	Liberty Broadband Corporation - Series A(a)	301,764

	CHEMICALS - 3.8%
3,843	Akzo Nobel N.V.	224,507
2,882	Albemarle Corporation	310,391
3,199	CF Industries Holdings, Inc.	286,822
470,060	Chandra Asri Pacific Tbk P.T.	206,180
18,094	Clariant A.G.	217,904
4,513	Covestro A.G.(a),	275,185

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	CHEMICALS - 3.8% (Continued)
4,778	Croda International plc	$209,748
329	EMS-Chemie Holding A.G.	233,954
11,690	Evonik Industries A.G.	214,448
50	Givaudan S.A.	220,256
2,860	LyondellBasell Industries N.V.	238,352
5,736	Nutrien Ltd.	267,974
2,270	RPM International, Inc.	315,031
7,154	Solvay S.A.	247,208
2,009	Symrise A.G.	221,784
1,837	Westlake Corporation	235,871
8,725	Yara International ASA	245,447
		4,171,062
	COMMERCIAL SUPPORT SERVICES - 2.4%
27,935	ALS Ltd.	283,832
8,208	Bureau Veritas S.A.	249,726
1,335	Cintas Corporation	301,430
6,884	Edenred S.E.	227,624
3,942	Intertek Group plc	236,550
1,370	Republic Services, Inc.	299,071
5,428	Rollins, Inc.	273,191
2,443	SGS S.A.	242,575
1,322	Waste Management, Inc.	301,707
27,408	Worley Ltd.	247,912
		2,663,618
	CONSTRUCTION MATERIALS - 2.3%
613	Carlisle Companies, Inc.	279,957
2,976	Cie de Saint-Gobain S.A.	271,443
65,896	Grupo Argos S.A./Colombia	297,452
2,794	Holcim A.G.	284,595
512	Martin Marietta Materials, Inc.	307,200
1,573	Owens Corning	323,440
36,846	Siam Cement PCL (The)	197,058
825	Sika A.G.	213,596

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	CONSTRUCTION MATERIALS - 2.3% (Continued)
1,099	Vulcan Materials Co.	$316,655
		2,491,396
	CONTAINERS & PACKAGING - 1.1%
1,714	AptarGroup, Inc.	296,453
6,932	Huhtamaki OYJ	250,155
5,588	International Paper Company	328,743
1,274	Packaging Corp of America	317,035
		1,192,386
	DATA CENTER REIT - 0.3%
1,700	Digital Realty Trust, Inc.	332,673

	DIVERSIFIED INDUSTRIALS - 0.8%
5,728	Alfa Laval A.B.	244,045
1,431	Dover Corporation	294,643
2,521	Emerson Electric Company	334,285
		872,973
	ELECTRIC UTILITIES - 5.5%
7,655	Avangrid, Inc.	276,346
9,316	CenterPoint Energy, Inc.	303,888
30,591	CLP Holdings Ltd.	256,761
3,881	CMS Energy Corporation	270,545
1,059	Constellation Energy Corporation	271,697
18,381	E.ON S.E.	236,607
60,026	EDP - Energias de Portugal S.A.	216,997
15,795	EDP Renovaveis S.A.	184,881
12,521	Endesa S.A.	274,335
2,729,669	Enel Americas S.A.	250,631
34,328	Enel SpA	246,961
2,083	Entergy Corporation	325,301
4,420	Evergy, Inc.	285,665
6,061	Fortis, Inc.	270,991
16,704	Fortum OYJ	251,725
18,065	Iberdrola S.A.	257,444
6,695	OGE Energy Corporation	294,312

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	ELECTRIC UTILITIES - 5.5% (Continued)
7,450	RWE A.G.	$250,826
10,800	SSE plc	243,443
30,479	Terna Rete Elettrica Nazionale SpA	257,845
114,305	Vector Ltd.	265,338
3,307	Verbund A.G.	263,763
2,858	WEC Energy Group, Inc.	288,801
		6,045,103
	ELECTRICAL EQUIPMENT - 2.0%
3,044	A O Smith Corporation	226,748
2,554	AAON, Inc.	348,213
1,609	AMETEK, Inc.	312,757
4,253	Amphenol Corporation, Class A	308,980
81,726	Delta Electronics Thailand PCL - GDR	358,478
1,729	Keysight Technologies, Inc.(a)	295,382
4,445	Trimble, Inc.(a)	324,352
		2,174,910
	ENGINEERING & CONSTRUCTION - 1.0%
15,267	AFRY A.B.	212,384
644	EMCOR Group, Inc.	328,517
6,378	Ferrovial S.E.	262,909
1,571	WSP Global, Inc.	279,402
		1,083,212
	ENTERTAINMENT CONTENT - 0.2%
40,161	Bollore S.E.	247,559

	FOOD - 2.2%
6,866	Ajinomoto Company, Inc.	288,321
8,441	Conagra Brands, Inc.	232,550
79,858	Grupo Bimbo S.A.B. de C.V.	238,664
4,217	Lamb Weston Holdings, Inc.	325,720
3,308	McCormick & Company, Inc.	259,380
111,151	Premier Foods PLC	276,640
30,182	Tate & Lyle PLC	283,040
5,629	The Campbell’s Company	260,060

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	FOOD - 2.2% (Continued)
105,340	Wilmar International Ltd.	$242,259
		2,406,634
	FORESTRY, PAPER & WOOD PRODUCTS - 0.5%
27,635	Suzano S.A.	285,406
8,287	UPM-Kymmene OYJ	217,987
		503,393
	GAS & WATER UTILITIES - 1.7%
1,890	American Water Works Company, Inc.	258,817
1,980	Atmos Energy Corporation	299,613
7,139	Essential Utilities, Inc.	285,774
68,582	Hera SpA	254,303
325,244	Hong Kong & China Gas Company Ltd.	246,651
10,553	Naturgy Energy Group S.A.	259,979
53,924	Snam SpA	251,334
		1,856,471
	HEALTH CARE FACILITIES & SERVICES - 1.4%
527	Elevance Health, Inc.	214,468
7,375	Fresenius S.E. & Company KGaA(a),	259,208
3,356	HealthEquity, Inc.(a)	340,769
969	ICON plc(a)	203,732
1,162	IQVIA Holdings, Inc.(a)	233,376
797	Molina Healthcare, Inc.(a)	237,426
		1,488,979
	HEALTH CARE REIT - 0.8%
12,075	Healthpeak Properties, Inc.	265,529
4,267	Ventas, Inc.	273,387
2,155	Welltower, Inc.	297,778
		836,694
	HOME & OFFICE PRODUCTS - 0.2%
2,364	SEB S.A.	224,263

	HOME CONSTRUCTION - 1.4%
1,446	DR Horton, Inc.	244,056
413	Geberit A.G.	248,638

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	HOME CONSTRUCTION - 1.4% (Continued)
1,474	Lennar Corporation, Class A	$257,051
27	NVR, Inc.(a)	249,361
1,929	PulteGroup, Inc.	260,936
3,941	Taylor Morrison Home Corporation(a)	291,121
		1,551,163
	HOTEL REITS - 0.3%
15,548	Host Hotels & Resorts, Inc.	286,394

	HOUSEHOLD PRODUCTS - 0.4%
1,836	Beiersdorf A.G.	237,888
944	LG H&H Company Ltd.	210,234
		448,122
	INDUSTRIAL REIT - 0.5%
11,151	Goodman Group	275,684
2,180	Prologis, Inc.	254,580
		530,264
	INDUSTRIAL SUPPORT SERVICES - 2.0%
1,236	Applied Industrial Technologies, Inc.	339,554
3,516	Ashtead Group PLC	281,405
3,848	Fastenal Company	321,539
342	United Rentals, Inc.	296,172
150,752	United Tractors Tbk P.T.	254,742
561	Watsco, Inc.	309,448
1,645	WESCO International, Inc.	348,032
		2,150,892
	INSTITUTIONAL FINANCIAL SERVICES - 2.1%
139,766	B3 S.A. - Brasil Bolsa Balcao	213,209
1,342	Cboe Global Markets, Inc.	289,671
1,178	Deutsche Boerse A.G.	275,647
1,091	Evercore, Inc., Class A	335,919
6,977	Hong Kong Exchanges & Clearing Ltd.	259,890
1,979	Interactive Brokers Group, Inc., Class A	378,166
1,710	Intercontinental Exchange, Inc.	275,242

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 2.1% (Continued)
2,013	London Stock Exchange Group plc	$288,669
		2,316,413
	INSURANCE - 4.6%
31,463	AIA Group Ltd.	235,165
42,507	BB Seguridade Participacoes S.A.	236,487
2,669	Brown & Brown, Inc.	301,864
2,021	Cincinnati Financial Corporation	323,017
10,528	Dai-ichi Life Holdings, Inc.	285,090
508	Erie Indemnity Company, Class A	223,804
222	Fairfax Financial Holdings Ltd.	314,995
1,429	Intact Financial Corporation	272,215
89,983	Legal & General Group plc	253,381
3,482	Loews Corporation	301,994
176	Markel Group, Inc.(a)	313,794
8,820	Power Corp of Canada	297,131
1,088	Progressive Corporation (The)	292,541
29,508	Prudential PLC	240,975
5,880	Sampo OYJ, A Shares	251,823
327	Swiss Life Holding A.G.	267,904
11,577	Tryg A/S	266,735
4,860	W R Berkley Corporation	313,713
		4,992,628
	INTERNET MEDIA & SERVICES - 0.8%
1,120	Naspers Ltd.	252,895
6,242	Prosus N.V.	254,204
2,001	REA Group Ltd.	328,232
		835,331
	MACHINERY - 4.4%
3,813	ANDRITZ A.G.	213,087
702	Caterpillar, Inc.	285,089
840	Curtiss-Wright Corporation	313,849
1,052	Disco Corporation	285,506
9,416	FANUC Corporation	244,656
5,589	GEA Group A.G.	279,391

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	MACHINERY - 4.4% (Continued)
3,135	Graco, Inc.	$285,536
6,693	KION Group A.G.	238,773
1,905	Krones A.G.	237,471
1,047	Nordson Corporation	273,257
437	Parker-Hannifin Corporation	307,167
1,662	Regal Rexnord Corporation	287,044
12,215	Sandvik A.B.	226,083
620	SMC Corporation	263,338
952	Snap-on, Inc.	351,945
18,599	TOMRA Systems ASA	262,114
3,173	Toro Company (The)	276,305
26,788	WEG S.A.	239,355
		4,869,966
	MEDICAL EQUIPMENT & DEVICES - 3.6%
1,082	Align Technology, Inc.(a)	251,857
7,242	Baxter International, Inc.	244,128
830	Bio-Rad Laboratories, Inc., Class A(a)	282,640
2,099	Coloplast A/S - Series B	264,528
1,160	EssilorLuxottica S.A.	281,606
3,385	Hologic, Inc.(a)	269,108
546	IDEXX Laboratories, Inc.(a)	230,276
1,189	Insulet Corporation(a)	317,200
559	Intuitive Surgical, Inc.(a)	302,978
185	Mettler-Toledo International, Inc.(a)	231,472
1,134	ResMed, Inc.	282,389
768	Sonova Holding A.G.	262,212
1,136	STERIS plc	248,852
1,674	Straumann Holding A.G.	217,843
910	West Pharmaceutical Services, Inc.	296,369
		3,983,458
	METALS & MINING - 2.5%
3,368	Agnico Eagle Mines Ltd.	284,041
7,338	Anglo American Platinum Ltd.	241,845
10,118	Antofagasta plc	219,187

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	METALS & MINING - 2.5% (Continued)
8,953	BHP Group Ltd.	$236,874
19,931	Fortescue Ltd.	246,830
2,200	Franco-Nevada Corporation	269,427
5,496	Freeport-McMoRan, Inc.	242,923
5,136	Newmont Corporation	215,404
3,142	Rio Tinto Ltd.	242,279
2,379	Southern Copper Corporation	238,733
4,409	Wheaton Precious Metals Corporation	274,387
		2,711,930
	MULTI ASSET CLASS REIT - 0.2%
4,435	WP Carey, Inc.	253,061

	OFFICE REIT - 0.5%
2,315	Alexandria Real Estate Equities, Inc.	255,182
3,423	BXP, Inc.	280,652
		535,834
	OIL & GAS PRODUCERS - 7.3%
12,946	Aker BP ASA	265,462
11,192	APA Corporation	253,499
8,318	Canadian Natural Resources Ltd.	282,359
16,611	Cenovus Energy, Inc.	263,186
2,635	ConocoPhillips	285,476
11,436	Coterra Energy, Inc.	305,570
2,535	Delek Group Ltd.	340,089
7,018	Devon Energy Corporation	266,333
1,602	Diamondback Energy, Inc.	284,499
49,921	ENEOS Holdings, Inc.	269,897
18,116	Eni SpA	256,564
2,243	EOG Resources, Inc.	298,902
11,053	Equinor ASA	267,490
3,318	Expand Energy Corporation	328,349
20,086	Inpex Corporation	265,042
12,438	Kinder Morgan, Inc.	351,623
36,649	MOL Hungarian Oil & Gas plc	251,103

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	OIL & GAS PRODUCERS - 7.3% (Continued)
5,335	Occidental Petroleum Corporation	$269,844
6,660	OMV A.G.	266,794
3,025	ONEOK, Inc.	343,641
18,608	ORLEN S.A.	233,820
7,143	Ovintiv, Inc.	324,435
58,566	Santos Ltd.	252,459
1,868	Targa Resources Corporation	381,633
4,185	TotalEnergies S.E.	243,027
6,082	Tourmaline Oil Corporation	287,093
2,030	Valero Energy Corporation	282,332
16,448	Woodside Energy Group Ltd.	262,906
		7,983,427
	OIL & GAS SERVICES & EQUIPMENT - 0.5%
9,483	Halliburton Company	302,129
6,543	Schlumberger N.V.	287,499
		589,628
	REAL ESTATE OWNERS & DEVELOPERS - 1.3%
62,741	CK Asset Holdings Ltd.	256,449
215,517	New World Development Company Ltd.(b)	178,121
463,336	SM Prime Holdings, Inc.	208,738
8,209	Sumitomo Realty & Development Company Ltd.	254,504
136,247	Swire Properties Ltd.	271,445
7,497	Vonovia S.E.	248,686
		1,417,943
	REAL ESTATE SERVICES - 0.2%
17,270	Savills PLC	236,009

	RENEWABLE ENERGY - 0.4%
2,425	Enphase Energy, Inc.(a)	173,024
1,099	First Solar, Inc.(a)	218,997
		392,021
	RESIDENTIAL REIT - 2.0%
2,221	Camden Property Trust	279,402
3,864	Equity LifeStyle Properties, Inc.	275,619

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	RESIDENTIAL REIT - 2.0% (Continued)
3,701	Equity Residential	$283,719
931	Essex Property Trust, Inc.	289,038
7,826	Invitation Homes, Inc.	268,041
1,730	Mid-America Apartment Communities, Inc.	283,997
2,038	Sun Communities, Inc.	257,461
6,061	UDR, Inc.	277,957
		2,215,234
	RETAIL - CONSUMER STAPLES - 2.3%
9,933	Aeon Company Ltd.	238,634
4,953	Alimentation Couche-Tard, Inc.	289,809
18,972	BIM Birlesik Magazalar A/S	258,914
131,570	Cencosud S.A.	276,945
3,260	Dollar General Corporation	251,900
3,884	Dollar Tree, Inc.(a)	276,813
13,724	Jeronimo Martins SGPS S.A.	267,347
29,306	President Chain Store Corporation	243,954
2,488	Sprouts Farmers Market, Inc.(a)	384,346
		2,488,662
	RETAIL - DISCRETIONARY - 1.2%
86	AutoZone, Inc.(a)	272,580
1,414	Builders FirstSource, Inc.(a)	263,669
1,959	Genuine Parts Company	248,264
238	O’Reilly Automotive, Inc.(a)	295,887
15,510	SM Investments Corporation	231,591
		1,311,991
	RETAIL REIT - 0.5%
3,823	Regency Centers Corporation	288,981
1,637	Simon Property Group, Inc.	300,553
		589,534
	SELF-STORAGE REIT - 0.5%
1,539	Extra Space Storage, Inc.	263,107
758	Public Storage	263,822
		526,929

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	SEMICONDUCTORS - 4.2%
5,853	Advantest Corporation	$322,389
327	ASML Holding N.V.	227,442
1,600	Broadcom, Inc.	259,328
2,443	Entegris, Inc.	258,054
6,787	GLOBALFOUNDRIES, Inc.(a),(b)	293,538
7,564	Infineon Technologies A.G.	246,234
358	KLA Corporation	231,637
5,170	Lattice Semiconductor Corporation(a)	293,398
3,845	Marvell Technology, Inc.	356,392
3,442	Microchip Technology, Inc.	234,641
300	Monolithic Power Systems, Inc.	170,292
1,127	NXP Semiconductors N.V.	258,500
3,807	ON Semiconductor Corporation(a)	270,754
1,624	QUALCOMM, Inc.	257,453
18,977	Renesas Electronics Corporation	249,076
2,799	Skyworks Solutions, Inc.	245,164
9,003	STMicroelectronics N.V.	230,829
2,074	Teradyne, Inc.	228,140
		4,633,261
	SOFTWARE - 5.2%
856	ANSYS, Inc.(a)	300,542
1,431	Check Point Software Technologies Ltd.(a)	260,442
3,428	Cloudflare, Inc., Class A(a)	342,217
85	Constellation Software, Inc.	287,454
6,750	Dassault Systemes S.E.	232,820
2,398	Datadog, Inc., Class A(a)	366,295
3,541	Fortinet, Inc.(a)	336,572
9,994	Gen Digital, Inc.	308,315
975	Manhattan Associates, Inc.(a)	278,304
4,643	Nutanix, Inc., Class A(a)	303,095
3,701	Okta, Inc.(a)	287,050
806	Palo Alto Networks, Inc.(a)	312,583
494	Roper Technologies, Inc.	279,821
2,388	Snowflake, Inc.(a)	417,421

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	SOFTWARE - 5.2% (Continued)
3,707	SS&C Technologies Holdings, Inc.	$286,699
541	Synopsys, Inc.(a)	302,143
474	Tyler Technologies, Inc.(a)	298,227
1,310	Veeva Systems, Inc., Class A(a)	298,484
2,963	WiseTech Global Ltd.	247,529
		5,746,013
	SPECIALTY FINANCE - 0.2%
32,052	UWM Holdings Corporation	208,659

	STEEL - 1.0%
1,832	Nucor Corporation	283,392
953	Reliance, Inc.	306,142
2,190	Steel Dynamics, Inc.	318,141
10,564	voestalpine A.G.	204,450
		1,112,125
	TECHNOLOGY HARDWARE - 2.0%
717	Arista Networks, Inc.(a)	290,973
4,473	Ciena Corporation(a)	311,858
1,590	Garmin Ltd.	338,033
2,300	Jabil, Inc.	312,409
2,231	NetApp, Inc.	273,610
943	Samsung SDI Company Ltd.	172,135
6,560	Super Micro Computer, Inc.(a)	214,118
4,003	Western Digital Corporation(a)	292,179
		2,205,315
	TECHNOLOGY SERVICES - 3.1%
3,134	Amdocs Ltd.	271,780
1,531	Coinbase Global, Inc., Class A(a)	453,482
3,655	CoStar Group, Inc.(a)	297,298
1,387	EPAM Systems, Inc.(a)	338,317
937	Equifax, Inc.	245,082
141	Fair Isaac Corporation(a)	334,879
1,557	Jack Henry & Associates, Inc.	274,312
475	MSCI, Inc.	289,574

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	TECHNOLOGY SERVICES - 3.1% (Continued)
2,047	Paychex, Inc.	$299,415
1,028	Verisk Analytics, Inc.	302,448
1,599	Wolters Kluwer N.V.	266,810
		3,373,397
	TELECOMMUNICATIONS - 1.1%
15,380	Hellenic Telecommunications Organization S.A.	242,739
67,480	Koninklijke KPN N.V.	261,694
49,552	MTN Group Ltd.	222,071
110,311	Singapore Telecommunications Ltd.	255,338
74,954	Taiwan Mobile Company Ltd.	260,649
		1,242,491
	TIMBER REIT - 0.2%
8,112	Weyerhaeuser Company	261,693

	TRANSPORTATION & LOGISTICS - 3.2%
1,232	Aena SME S.A.	266,547
2,378	Canadian National Railway Company	265,576
7,966	CSX Corporation	291,157
1,323	DSV A/S	282,511
13,473	East Japan Railway Company	262,979
232,967	Eva Airways Corporation	297,885
2,087	Expeditors International of Washington, Inc.	253,863
1,590	JB Hunt Transport Services, Inc.	300,685
1,003	Kuehne + Nagel International A.G.	239,758
1,385	Old Dominion Freight Line, Inc.	311,819
19,565	Poste Italiane SpA	274,584
6,083	Ryanair Holdings plc - ADR	267,895
30,530	Transurban Group	254,848
		3,570,107
	TRANSPORTATION EQUIPMENT - 0.3%
2,792	PACCAR, Inc.	326,664

	WHOLESALE - CONSUMER STAPLES - 0.4%
2,834	Bunge Global S.A.	254,323

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares				Fair Value
	COMMON STOCKS — 99.1% (Continued)
	WHOLESALE - CONSUMER STAPLES - 0.4% (Continued)
4,945	ITOCHU Corporation			$244,080
				498,403
	WHOLESALE - DISCRETIONARY - 0.6%
5,248	Copart, Inc.(a)			332,671
733	Pool Corporation			276,407
				609,078

	TOTAL COMMON STOCKS (Cost $94,681,722)			108,729,178

	PREFERRED STOCK — 0.2%
	CHEMICALS — 0.2%
6,658	Sociedad Quimica y Minera de Chile S.A., Class B(a) (Cost $318,230)			255,226

		Expiration Date	Exercise Price
	RIGHT — 0.0%(d)
	MEDICAL EQUIPMENT & DEVICES – 0.0%(d)
1,226	ABIOMED, Inc. - CVR(a)(f)(g) (Cost $0)	12/31/2029	$35	—

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COLLATERAL FOR SECURITIES LOANED - 0.4%
	MONEY MARKET FUND - 0.4%
416,869	Fidelity Investments Money Market Government Portfolio - Institutional Class, 4.55% (Cost $416,869)(c)(e)	$416,869

	TOTAL INVESTMENTS - 99.7% (Cost $95,416,821)	$109,401,273
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	302,819
	NET ASSETS - 100.0%	$109,704,092

A.B.	- Aktiebolag

ADR	- American Depositary Receipt

A.G.	- Aktiengesellschaft

ASA	- Allmennaksjeselskap

A/S	- Anonim Sirketi

CVR	- Contingent Value Right

GDR	- Global Depositary Receipt

KGaA	- Kommanditgesellschaft auf Aktien

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

N.V.	- Naamioze Vennootschap

OYJ	- Julkinen osakeyhtiö

PLC	- Public Limited Company

P.T.	- Perseroan Terbatas

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

S.A.B. de C.V.	- Sociedad Anonima Bursátil de Capital Variable

S.E.	- Societas Europaea

SpA	- Società per azioni

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of November 30, 2024 was $406,316.

(c)	Security was purchased with cash received as collateral for securities on loan at November 30, 2024. Total collateral had a value of $416,869 at November 30, 2024.

(d)	Percentage rounds to less than 0.1%.

(e)	Rate disclosed is the seven day effective yield as of November 30, 2024.

(f)	The fair value of this investment is determined using significant unobservable inputs.

(g)	Illiquid security. The total fair value of these securities as of November 30, 2024 was $0, representing 0% of net assets.

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4%
	AEROSPACE & DEFENSE - 0.8%
6,093	AAR Corporation(a)	$423,585
6,049	Ducommun, Inc.(a)	405,283
6,441	Hexcel Corporation	408,295
12,249	Spirit AeroSystems Holdings, Inc., Class A(a)	396,378
		1,633,541
	APPAREL & TEXTILE PRODUCTS - 0.4%
54,179	Hanesbrands, Inc.(a)	471,357
4,589	Oxford Industries, Inc.	381,667
		853,024
	ASSET MANAGEMENT - 1.0%
4,150	Cohen & Steers, Inc.	434,339
17,977	Compass Diversified Holdings	426,055
2,463	Diamond Hill Investment Group, Inc.	407,257
7,784	Oppenheimer Holdings, Inc., Class A	480,350
26,461	SLR Investment Corporation	443,222
		2,191,223
	AUTOMOTIVE - 1.7%
64,436	American Axle & Manufacturing Holdings, Inc.(a)	425,922
37,710	Dana, Inc.	377,100
13,468	Gentex Corporation	411,582
8,555	Gentherm, Inc.(a)	360,166
44,944	Goodyear Tire & Rubber Company (The)(a)	482,699
3,649	Lear Corporation	357,018
3,003	Modine Manufacturing Company(a)	407,777
11,995	Standard Motor Products, Inc.	394,396
4,182	Visteon Corporation(a)	390,473
		3,607,133
	BANKING - 13.2%
6,650	1st Source Corporation	431,519
17,405	Alerus Financial Corporation	383,606
6,382	Ameris Bancorp	448,527
3,784	BancFirst Corporation	477,844
10,927	BankUnited, Inc.	459,699
14,876	Byline Bancorp, Inc.	467,404

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	BANKING - 13.2% (Continued)
9,637	Camden National Corporation	$453,999
11,284	Capital City Bank Group, Inc.	444,138
3,392	City Holding Company	445,437
6,858	Community Financial System, Inc.	474,779
8,573	Customers Bancorp, Inc.(a)	483,946
17,613	Eagle Bancorp, Inc.	517,118
26,336	Farmers National Banc Corporation	412,158
8,485	FB Financial Corporation	478,978
15,305	First Busey Corporation	408,490
23,213	First Commonwealth Financial Corporation	437,101
15,783	First Financial Bancorp	466,072
10,760	First Financial Bankshares, Inc.	448,477
25,642	First Horizon Corporation	541,815
12,980	First Interstate BancSystem, Inc., Class A	453,911
10,704	First Merchants Corporation	468,300
13,395	Five Star Bancorp	441,365
35,445	Flagstar Financial, Inc.	424,277
28,222	FNB Corporation	484,007
22,169	Fulton Financial Corporation	478,407
8,777	Glacier Bancorp, Inc.	508,101
12,382	Hilltop Holdings, Inc.	391,890
14,699	Home BancShares, Inc.	466,840
31,705	Hope Bancorp, Inc.	431,822
25,887	Horizon Bancorp, Inc.	473,473
6,776	Independent Bank Group, Inc.	453,450
6,660	International Bancshares Corporation	487,046
6,115	Lakeland Financial Corporation	449,208
8,407	Live Oak Bancshares, Inc.	398,492
9,108	Mercantile Bank Corporation	455,855
13,005	Metrocity Bankshares, Inc.	446,592
9,003	NBT Bancorp, Inc.	451,230
29,763	Northwest Bancshares, Inc.	436,921
13,234	Peoples Bancorp, Inc.	464,249
5,524	Prosperity Bancshares, Inc.	462,525

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	BANKING - 13.2% (Continued)
12,253	Renasant Corporation	$460,958
6,099	Republic Bancorp, Inc., Class A	465,201
9,488	S&T Bancorp, Inc.	405,992
12,694	Sandy Spring Bancorp, Inc.	478,310
4,968	ServisFirst Bancshares, Inc.	475,835
18,487	Simmons First National Corporation, Class A	452,192
13,665	SmartFinancial, Inc.	495,493
11,912	Southside Bancshares, Inc.	418,349
8,955	Synovus Financial Corporation	511,062
5,573	Texas Capital Bancshares, Inc.(a)	492,932
30,965	TFS Financial Corporation	437,845
12,045	Towne Bank	441,208
3,789	UMB Financial Corporation	475,482
10,734	United Bankshares, Inc.	453,726
13,695	United Community Banks, Inc.	463,028
43,880	Valley National Bancorp	466,883
8,544	Webster Financial Corporation	527,848
13,373	WesBanco, Inc.	472,602
8,057	Westamerica BanCorporation	461,102
3,671	Wintrust Financial Corporation	506,635
8,434	Zions Bancorporation	510,426
		28,082,177
	BIOTECH & PHARMA - 4.3%
53,814	89bio, Inc.(a)	483,788
20,025	ADMA Biologics, Inc.(a)	402,703
8,963	Agios Pharmaceuticals, Inc.(a)	532,312
37,160	Amicus Therapeutics, Inc.(a)	370,857
42,731	Arcutis Biotherapeutics, Inc.(a)	557,211
57,748	Ardelyx, Inc.(a)	327,431
52,397	BioCryst Pharmaceuticals, Inc.(a)	392,978
7,964	Biohaven Ltd.(a)	366,424
7,541	Cytokinetics, Inc.(a)	391,076
15,345	Exelixis, Inc.(a)	559,478
87,714	Geron Corporation(a)	361,382

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	BIOTECH & PHARMA - 4.3% (Continued)
5,443	Intra-Cellular Therapies, Inc.(a)	$466,193
96,655	Ironwood Pharmaceuticals, Inc.(a)	340,226
26,461	Pacira BioSciences, Inc.(a)	447,456
5,523	Prestige Consumer Healthcare, Inc.(a)	468,185
8,850	Protagonist Therapeutics, Inc.(a)	387,630
10,734	PTC Therapeutics, Inc.(a)	471,008
76,729	Revance Therapeutics, Inc.(a)	276,992
55,154	Sage Therapeutics, Inc.(a)	301,692
20,687	Syndax Pharmaceuticals, Inc.(a)	345,887
6,294	Viking Therapeutics, Inc.(a)	333,204
19,803	Xencor, Inc.(a)	506,956
		9,091,069
	BUSINESS DEVELOPMENT COMPANIES - 0.5%
20,276	Hercules Capital, Inc.(b)	383,825
33,241	New Mountain Finance Corporation	396,897
74,434	Prospect Capital Corporation(b)	355,795
		1,136,517
	CABLE & SATELLITE - 0.2%
1,139	Cable One, Inc.	478,631

	CHEMICALS - 3.9%
13,108	AdvanSix, Inc.	425,617
2,262	Balchem Corporation	408,336
3,563	Cabot Corporation	390,576
22,348	Calumet, Inc.(a),(b)	503,724
19,666	Chemours Company (The)	427,539
3,125	Hawkins, Inc.	420,344
5,018	HB Fuller Company	385,834
10,211	Ingevity Corporation(a)	495,948
3,521	Innospec, Inc.	417,626
3,561	Materion Corporation	411,723
5,157	Minerals Technologies, Inc.	420,656
722	NewMarket Corporation	385,230
22,360	Orion S.A.	411,871

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	CHEMICALS - 3.9% (Continued)
2,363	Quaker Chemical Corporation	$372,645
46,522	Rayonier Advanced Materials, Inc.(a)	409,859
3,523	Rogers Corporation(a)	364,912
4,964	Sensient Technologies Corporation	385,405
5,155	Stepan Company	396,420
9,518	Valvoline, Inc.(a)	377,960
1,545	WD-40 Company	428,104
		8,240,329
	COMMERCIAL SUPPORT SERVICES - 2.1%
7,579	ABM Industries, Inc.	433,291
116,098	Advantage Solutions, Inc.(a)	413,309
5,213	Brady Corporation, Class A	390,402
3,444	Brink’s Company (The)	333,069
5,918	CBIZ, Inc.(a)	488,709
1,219	CorVel Corporation(a)	445,423
10,247	Heidrick & Struggles International, Inc.	472,797
4,526	Insperity, Inc.	356,875
6,480	Kforce, Inc.	388,735
17,420	National Research Corporation	342,477
2,005	UniFirst Corporation	402,744
		4,467,831
	CONSTRUCTION MATERIALS - 0.6%
14,529	MDU Resources Group, Inc.	291,161
2,086	Simpson Manufacturing Company, Inc.	393,002
10,204	Summit Materials, Inc., Class A(a)	519,792
		1,203,955
	CONSUMER SERVICES - 1.6%
50,188	Coursera, Inc.(a)	398,995
485	Graham Holdings Co., Class B	451,593
2,808	Grand Canyon Education, Inc.(a)	462,169
23,975	Laureate Education, Inc., Class A(a)	455,525
17,166	Matthews International Corporation, Class A	517,727
24,491	Universal Technical Institute, Inc.(a)	633,582

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	CONSUMER SERVICES - 1.6% (Continued)
12,591	Upbound Group, Inc.	$433,004
		3,352,595
	CONTAINERS & PACKAGING - 0.7%
28,815	Myers Industries, Inc.	334,254
7,587	Silgan Holdings, Inc.	436,480
15,599	TriMas Corporation	412,126
1,258	UFP Technologies, Inc.(a)	406,233
		1,589,093
	ELECTRIC UTILITIES - 1.8%
6,204	ALLETE, Inc.	402,516
6,516	Black Hills Corporation	417,480
41,118	Hawaiian Electric Industries, Inc.(a)	427,216
3,864	IDACORP, Inc.	457,768
4,354	MGE Energy, Inc.	454,035
9,808	OGE Energy Corporation	431,160
5,176	Ormat Technologies, Inc.	422,465
9,098	TXNM Energy, Inc.	446,257
6,573	Unitil Corporation	394,511
		3,853,408
	ELECTRICAL EQUIPMENT - 2.5%
3,693	AAON, Inc.	503,504
3,784	Advanced Energy Industries, Inc.	435,311
7,277	Alarm.com Holdings, Inc.(a)	474,024
3,926	Argan, Inc.	612,220
1,823	Badger Meter, Inc.	395,263
3,399	Belden, Inc.	416,038
290,672	ChargePoint Holdings, Inc.(a),(b)	354,620
9,831	Cognex Corporation	393,043
3,728	Itron, Inc.(a)	441,880
21,514	Kimball Electronics, Inc.(a)	421,890
2,623	OSI Systems, Inc.(a)	465,320
1,922	Watts Water Technologies, Inc., Class A	414,748
		5,327,861

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	ENGINEERING & CONSTRUCTION - 1.3%
3,597	Everus Construction Group, Inc.(a)	$228,985
3,455	Exponent, Inc.	341,043
1,616	Installed Building Products, Inc.	369,644
6,114	KBR, Inc.	371,915
3,896	MYR Group, Inc.(a)	615,179
17,036	NV5 Global, Inc.(a)	370,703
6,857	Primoris Services Corporation	573,999
		2,871,468
	ENTERTAINMENT CONTENT - 0.2%
49,102	Reservoir Media, Inc.(a)	463,523

	FOOD - 2.1%
5,320	Cal-Maine Foods, Inc.	519,285
10,724	Darling Ingredients, Inc.(a)	434,644
17,260	Flowers Foods, Inc.	390,421
46,144	Hain Celestial Group, Inc. (The)(a)	381,611
55,384	Herbalife Ltd.(a)	430,334
2,314	J & J Snack Foods Corporation	402,150
4,222	John B Sanfilippo & Son, Inc.	364,570
2,255	Lancaster Colony Corporation	419,069
15,068	Limoneira Company	418,890
3,441	Post Holdings, Inc.(a)	414,572
11,356	Vital Farms, Inc.(a)	377,019
		4,552,565
	FORESTRY, PAPER & WOOD PRODUCTS - 0.4%
3,706	Louisiana-Pacific Corporation	438,049
5,982	Trex Company, Inc.(a)	448,830
		886,879
	GAS & WATER UTILITIES - 1.9%
4,781	American States Water Company	407,867
23,606	Aris Water Solutions, Inc., Class A	635,002
3,206	Chesapeake Utilities Corporation	422,391
6,104	Middlesex Water Company	399,415
6,574	National Fuel Gas Company	420,539

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	GAS & WATER UTILITIES - 1.9% (Continued)
8,437	New Jersey Resources Corporation	$435,180
5,352	ONE Gas, Inc.	417,295
5,399	Southwest Gas Holdings, Inc.	421,986
5,918	Spire, Inc.	433,138
		3,992,813
	HEALTH CARE FACILITIES & SERVICES - 2.6%
6,279	Acadia Healthcare Company, Inc.(a)	255,116
103,573	Accolade, Inc.(a)	399,792
2,993	Addus HomeCare Corporation(a)	367,660
101,329	agilon health, Inc.(a)	211,778
4,126	Amedisys, Inc.(a)	377,158
9,215	Concentra Group Holdings Parent, Inc.	201,071
4,861	HealthEquity, Inc.(a)	493,586
3,166	National HealthCare Corporation	396,383
26,958	NeoGenomics, Inc.(a)	477,965
25,380	Owens & Minor, Inc.(a)	341,869
19,917	Premier, Inc., Class A	456,099
5,741	RadNet, Inc.(a)	469,384
11,420	Select Medical Holdings Corporation	241,076
12,352	Surgery Partners, Inc.(a)	294,472
43,357	Teladoc Health, Inc.(a)	519,417
		5,502,826
	HEALTH CARE REIT - 1.0%
12,904	CareTrust REIT, Inc.	384,410
22,008	Community Healthcare Trust, Inc.	415,951
95,040	Diversified Healthcare Trust	247,104
68,072	Medical Properties Trust, Inc.(b)	298,836
4,738	National Health Investors, Inc.	363,168
21,399	Sabra Health Care REIT, Inc.	400,803
		2,110,272
	HOME & OFFICE PRODUCTS - 0.6%
72,800	ACCO Brands Corporation	423,696
7,396	HNI Corporation	418,983

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	HOME & OFFICE PRODUCTS - 0.6% (Continued)
51,851	Newell Brands, Inc.	$497,251
		1,339,930
	HOME CONSTRUCTION - 2.4%
3,031	Armstrong World Industries, Inc.	484,445
4,768	Green Brick Partners, Inc.(a)	340,721
5,689	Griffon Corporation	479,583
20,992	Interface, Inc.	557,337
25,189	JELD-WEN Holding, Inc.(a)	274,308
4,647	KB Home	384,493
32,244	Landsea Homes Corporation(a)	368,549
3,360	LGI Homes, Inc.(a)	367,886
2,324	M/I Homes, Inc.(a)	383,530
1,941	Meritage Homes Corporation	370,867
2,796	Patrick Industries, Inc.	375,754
5,668	Taylor Morrison Home Corporation(a)	418,695
8,788	Tri Pointe Homes, Inc.(a)	382,542
		5,188,710
	HOTEL REIT - 0.8%
45,615	DiamondRock Hospitality Company	423,307
43,379	RLJ Lodging Trust	442,901
3,713	Ryman Hospitality Properties, Inc.	435,312
26,961	Xenia Hotels & Resorts, Inc.	414,660
		1,716,180
	HOUSEHOLD PRODUCTS - 1.6%
10,918	Central Garden & Pet Company(a)	433,991
13,953	Clearwater Paper Corporation(a)	378,405
10,959	Edgewell Personal Care Company	400,880
12,539	Energizer Holdings, Inc.	477,861
6,443	Helen of Troy Ltd.(a)	472,465
3,075	Interparfums, Inc.	423,305
54,033	Nu Skin Enterprises, Inc., Class A	394,441
14,350	Quanex Building Products Corporation	427,056
		3,408,404

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	INDUSTRIAL INTERMEDIATE PRODUCT - 1.1%
3,207	Chart Industries, Inc.(a)	$619,752
2,455	Enpro, Inc.	464,241
5,695	Gibraltar Industries, Inc.(a)	412,546
4,725	Timken Company (The)	365,951
1,373	Valmont Industries, Inc.	477,612
		2,340,102
	INDUSTRIAL REIT - 0.2%
7,117	First Industrial Realty Trust, Inc.	380,404

	INDUSTRIAL SUPPORT SERVICES - 0.5%
1,785	Applied Industrial Technologies, Inc.	490,375
2,370	WESCO International, Inc.	501,421
		991,796
	INFRASTRUCTURE REIT - 0.2%
70,476	Uniti Group, Inc.	416,513

	INSURANCE - 2.4%
8,240	AMERISAFE, Inc.	486,325
8,302	Employers Holdings, Inc.	442,995
58,135	Genworth Financial, Inc., Class A(a)	453,453
11,394	Horace Mann Educators Corporation	477,067
6,502	Kemper Corporation	464,828
6,323	Mercury General Corporation	499,264
9,669	NMI Holdings, Inc., Class A(a)	386,663
26,478	ProAssurance Corporation(a)	442,712
2,569	RLI Corporation	451,887
4,869	Safety Insurance Group, Inc.	417,955
9,486	Trupanion, Inc.(a),(b)	505,699
		5,028,848
	INTERNET MEDIA & SERVICES - 1.0%
154,349	Angi, Inc., Class A(a)	287,089
23,745	Cars.com, Inc.(a)	471,813
40,757	Groupon, Inc.(a),(b)	382,301
13,808	HealthStream, Inc.	457,045

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	INTERNET MEDIA & SERVICES - 1.0% (Continued)
16,287	TechTarget, Inc.(a)	$522,975
		2,121,223
	LEISURE FACILITIES & SERVICES - 1.7%
9,820	Cheesecake Factory, Inc. (The)	497,285
14,288	Cinemark Holdings, Inc.(a)	493,222
8,556	Jack in the Box, Inc.	417,961
5,426	Marriott Vacations Worldwide Corporation	538,531
7,386	Papa John’s International, Inc.	368,044
51,384	Playa Hotels & Resorts N.V.(a)	503,049
6,830	St Joe Company (The)	348,876
7,871	United Parks & Resorts, Inc.(a)	461,555
		3,628,523
	LEISURE PRODUCTS - 0.7%
4,751	Brunswick Corporation	382,503
9,596	Fox Factory Holding Corporation(a)	311,678
4,783	Polaris, Inc.	330,027
3,623	Thor Industries, Inc.	404,327
		1,428,535
	MACHINERY - 3.4%
4,070	AGCO Corporation	411,925
4,481	Albany International Corporation, Class A	371,475
14,122	CECO Environmental Corporation(a)	452,610
11,062	Columbus McKinnon Corporation	434,626
22,900	Energy Recovery, Inc.(a)	356,324
3,089	ESCO Technologies, Inc.	458,438
3,799	Franklin Electric Company, Inc.	411,432
10,224	Gorman-Rupp Company (The)	435,542
8,364	Helios Technologies, Inc.	437,604
14,347	Hillenbrand, Inc.	488,228
6,244	Hyster-Yale Materials Handling, Inc., Class A	351,163
4,042	John Bean Technologies Corporation	509,374
1,179	Kadant, Inc.	486,679
15,357	Kennametal, Inc.	440,746
3,194	Lindsay Corporation	424,067

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	MACHINERY - 3.4% (Continued)
2,179	Standex International Corporation	$452,992
4,146	Tennant Company	366,382
		7,289,607
	MEDICAL EQUIPMENT & DEVICES - 2.8%
13,962	Castle Biosciences, Inc.(a)	422,769
28,242	Embecta Corporation	588,281
3,057	Glaukos Corporation(a)	439,138
4,954	Haemonetics Corporation(a)	433,326
2,186	ICU Medical, Inc.(a)	358,417
21,917	Integra LifeSciences Holdings Corporation(a)	538,720
14,540	Myriad Genetics, Inc.(a)	236,566
23,689	Neogen Corporation(a)	335,910
25,493	Orthofix Medical, Inc.(a)	497,878
59,615	Paragon 28, Inc.(a),(b)	614,630
22,704	Pulse Biosciences, Inc.(a),(b)	485,866
10,268	Surmodics, Inc.(a)	405,073
11,699	Veracyte, Inc.(a)	502,472
		5,859,046
	METALS & MINING - 0.6%
57,926	Coeur Mining, Inc.(a)	374,202
33,130	Compass Minerals International, Inc.	511,196
59,612	Hecla Mining Company	329,058
		1,214,456
	MORTGAGE FINANCE - 0.9%
43,331	Apollo Commercial Real Estate Finance, Inc.	400,811
56,889	Ares Commercial Real Estate Corporation	410,738
31,306	MFA Financial, Inc.	347,810
27,925	PennyMac Mortgage Investment Trust	379,501
51,516	Redwood Trust, Inc.	368,855
		1,907,715
	MULTI ASSET CLASS REIT - 0.7%
20,740	Alexander & Baldwin, Inc.	408,163
36,770	Armada Hoffler Properties, Inc.	406,309
22,638	Elme Communities	383,488

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	MULTI ASSET CLASS REIT - 0.7% (Continued)
39,623	LXP Industrial Trust	$370,475
		1,568,435
	OFFICE REIT - 2.1%
14,903	American Assets Trust, Inc.	423,841
75,160	Brandywine Realty Trust	420,896
22,665	Douglas Emmett, Inc.	438,794
35,940	Empire State Realty Trust, Inc., Class A	393,902
20,012	Equity Commonwealth(a)	407,044
11,885	Highwoods Properties, Inc.	385,787
83,310	Hudson Pacific Properties, Inc.	320,744
22,782	JBG SMITH Properties	389,344
10,289	Kilroy Realty Corporation	427,302
39,427	Piedmont Office Realty Trust, Inc., Class A	375,345
22,309	Veris Residential, Inc.	407,139
		4,390,138
	OIL & GAS PRODUCERS - 0.8%
128,046	Clean Energy Fuels Corporation(a)	394,382
22,613	Par Pacific Holdings, Inc.(a)	394,145
9,962	SM Energy Company	450,182
12,883	World Kinect Corporation	372,963
		1,611,672
	OIL & GAS SERVICES & EQUIPMENT - 1.9%
30,799	DNOW, Inc.(a)	463,525
27,127	Innovex International, Inc.(a)	441,356
6,166	Nabors Industries Ltd.(a)	452,769
16,013	Oceaneering International, Inc.(a)	480,070
51,986	ProPetro Holding Corporation(a)	436,682
62,613	RPC, Inc.	403,228
35,779	Select Water Solutions, Inc., Class A	528,456
128,457	TETRA Technologies, Inc.(a)	494,559
5,548	Tidewater, Inc.(a)	286,943
		3,987,588
	PUBLISHING & BROADCASTING - 0.3%
248,887	Clear Channel Outdoor Holdings, Inc.(a)	375,819

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	PUBLISHING & BROADCASTING - 0.3% (Continued)
12,441	Scholastic Corporation	$328,194
		704,013
	REAL ESTATE OWNERS & DEVELOPERS - 0.2%
3,783	McGrath RentCorporation	460,959

	REAL ESTATE SERVICES - 0.2%
10,048	Marcus & Millichap, Inc.	418,097

	RENEWABLE ENERGY - 0.7%
10,495	Ameresco, Inc., Class A(a)	295,644
3,902	EnerSys	377,167
29,412	Green Plains, Inc.(a)	317,650
109,101	OPAL Fuels, Inc.(a),(b)	423,857
		1,414,318
	RESIDENTIAL REIT - 0.8%
44,051	Apartment Investment and Management Company(a)	389,411
19,425	Independence Realty Trust, Inc.	424,242
9,049	NexPoint Residential Trust, Inc.	425,936
20,246	UMH Properties, Inc.	388,723
		1,628,312
	RETAIL - CONSUMER STAPLES - 0.6%
13,413	Natural Grocers by Vitamin Cottage, Inc.	631,081
4,098	Ollie’s Bargain Outlet Holdings, Inc.(a)	405,497
17,769	SpartanNash Company	337,256
		1,373,834
	RETAIL - DISCRETIONARY - 2.6%
1,669	Asbury Automotive Group, Inc.(a)	433,656
4,555	Avis Budget Group, Inc.(b)	496,813
1,038	Dillard’s, Inc., Class A(b)	459,959
12,487	Ethan Allen Interiors, Inc.	383,726
4,398	GMS, Inc.(a)	441,339
14,496	Haverty Furniture Companies, Inc.	342,251
9,276	La-Z-Boy, Inc.	419,925
1,254	Lithia Motors, Inc.	485,173

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	RETAIL - DISCRETIONARY - 2.6% (Continued)
13,799	Monro, Inc.	$388,028
36,501	National Vision Holdings, Inc.(a)	441,662
7,537	Rush Enterprises, Inc., Class A	466,917
21,737	Sleep Number Corporation(a)	326,055
6,809	Sonic Automotive, Inc., Class A	470,774
		5,556,278
	RETAIL REIT - 1.6%
16,961	Acadia Realty Trust	438,442
1,644	Alexander’s, Inc.	367,615
13,582	Four Corners Property Trust, Inc.	403,521
15,143	Kite Realty Group Trust	417,493
21,833	Macerich Company (The)	463,079
25,316	Retail Opportunity Investments Corporation	440,498
9,491	Saul Centers, Inc.	390,175
11,988	Tanger, Inc.	443,197
		3,364,020
	SEMICONDUCTORS - 3.7%
30,989	Aehr Test Systems(a),(b)	368,459
13,017	Amkor Technology, Inc.	344,169
3,205	Cirrus Logic, Inc.(a)	334,762
15,495	Cohu, Inc.(a)	409,068
6,214	Diodes, Inc.(a)	403,910
8,657	FormFactor, Inc.(a)	346,799
1,838	Impinj, Inc.(a)	353,282
5,359	IPG Photonics Corporation(a)	418,216
7,508	Lattice Semiconductor Corporation(a)	426,079
27,500	MaxLinear, Inc., A(a)	416,075
3,664	MKS Instruments, Inc.	416,377
19,008	Penguin Solutions, Inc.(a)	344,805
16,083	Photronics, Inc.(a)	400,628
6,211	Power Integrations, Inc.	406,883
8,721	Semtech Corporation(a)	558,494
3,446	Silicon Laboratories, Inc.(a)	381,300
43,949	SkyWater Technology, Inc.(a),(b)	348,955

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	SEMICONDUCTORS - 3.7% (Continued)
12,020	Veeco Instruments, Inc.(a)	$334,997
21,058	Vishay Intertechnology, Inc.	402,208
41,054	Wolfspeed, Inc.(a),(b)	393,297
		7,808,763
	SOFTWARE - 4.2%
7,810	ACI Worldwide, Inc.(a)	443,764
44,394	Amplitude, Inc.(a)	459,034
4,704	Blackbaud, Inc.(a)	394,854
10,266	Calix, Inc.(a)	333,953
53,814	Cantaloupe, Inc.(a)	488,631
2,589	CommVault Systems, Inc.(a)	444,247
14,465	Digi International, Inc.(a)	480,527
6,049	Donnelley Financial Solutions, Inc.(a)	364,452
48,921	Health Catalyst, Inc.(a)	431,972
9,132	Omnicell, Inc.(a)	425,460
12,570	PDF Solutions, Inc.(a)	397,212
5,460	Pegasystems, Inc.	518,536
17,472	Phreesia, Inc.(a)	367,436
5,911	Progress Software Corporation	404,372
21,503	PROS Holdings, Inc.(a)	498,225
26,781	PubMatic, Inc., Class A(a)	427,157
4,992	Q2 Holdings, Inc.(a)	522,862
3,099	Qualys, Inc.(a)	476,006
44,996	SecureWorks Corporation, Class A(a)	379,766
2,050	SPS Commerce, Inc.(a)	395,794
7,051	Varonis Systems, Inc.(a)	352,268
		9,006,528
	SPECIALTY FINANCE - 1.4%
8,425	Encore Capital Group, Inc.(a)	414,384
4,753	Enova International, Inc.(a)	501,489
6,195	Essent Group Ltd.	357,947
2,125	Federal Agricultural Mortgage Corporation, Class C	453,624
15,555	MGIC Investment Corporation	408,474
3,515	Nelnet, Inc., Class A	382,854

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	SPECIALTY FINANCE - 1.4% (Continued)
3,375	World Acceptance Corporation(a)	$408,105
		2,926,877
	STEEL - 0.8%
5,951	ATI, Inc.(a)	358,072
7,244	Commercial Metals Company	446,882
26,852	Metallus, Inc.(a)	447,623
8,825	Northwest Pipe Company(a)	494,774
		1,747,351
	TECHNOLOGY HARDWARE - 4.2%
67,154	ADTRAN Holdings, Inc.(a)	570,808
10,632	Anterix, Inc.(a)	368,930
2,997	Arrow Electronics, Inc.(a)	360,120
8,985	Benchmark Electronics, Inc.	435,683
65,175	CommScope Holding Company, Inc.(a)	310,885
30,846	Daktronics, Inc.(a)	475,028
8,916	Diebold Nixdorf, Inc.(a)	412,098
14,814	Digimarc Corporation(a),(b)	502,046
27,332	Harmonic, Inc.(a)	350,396
58,996	Infinera Corporation(a),(b)	389,964
2,821	InterDigital, Inc.	552,803
22,086	Knowles Corporation(a)	429,794
6,284	Lumentum Holdings, Inc.(a)	546,519
29,260	NCR Voyix Corporation(a)	424,563
18,308	NetScout Systems, Inc.(a)	400,579
7,648	PAR Technology Corporation(a)	620,558
2,914	Plexus Corporation(a)	479,062
79,644	Powerfleet Inc NJ(a)	560,694
21,821	TTM Technologies, Inc.(a)	531,996
33,352	ViaSat, Inc.(a)	311,174
		9,033,700
	TECHNOLOGY SERVICES - 1.1%
8,186	CSG Systems International, Inc.	448,675
10,439	ExlService Holdings, Inc.(a)	483,952
10,156	Genpact Ltd.	468,801

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	TECHNOLOGY SERVICES - 1.1% (Continued)
2,388	ICF International, Inc.	$330,905
4,274	MAXIMUS, Inc.	318,413
1,898	WEX, Inc.(a)	358,077
		2,408,823
	TELECOMMUNICATIONS - 1.1%
16,094	EchoStar Corporation, Class A(a)	407,017
321,145	Globalstar, Inc.(a)	626,233
13,078	Iridium Communications, Inc.	388,678
28,222	Shenandoah Telecommunications Company	376,199
17,127	Telephone and Data Systems, Inc.	585,401
		2,383,528
	TIMBER REIT - 0.2%
12,374	Rayonier, Inc.	394,359

	TRANSPORTATION & LOGISTICS - 2.8%
24,597	Air Transport Services Group, Inc.(a)	540,150
7,231	Allegiant Travel Company	591,785
7,536	Covenant Logistics Group, Inc.	437,691
49,102	CryoPort, Inc.(a)	347,642
11,574	Dorian, L.P.G Ltd.	283,216
11,250	Forward Air Corporation(b)	412,763
20,421	Genco Shipping & Trading Ltd.	324,081
32,428	Heartland Express, Inc.	414,106
8,756	Hub Group, Inc., Class A	452,160
7,381	Knight-Swift Transportation Holdings, Inc.	438,136
2,108	Landstar System, Inc.	391,919
2,791	Matson, Inc.	427,525
2,732	Ryder System, Inc.	461,271
10,359	Werner Enterprises, Inc.	423,476
		5,945,921
	TRANSPORTATION EQUIPMENT - 0.8%
4,145	Allison Transmission Holdings, Inc.	491,182
8,304	Blue Bird Corporation(a)	337,558
11,428	Trinity Industries, Inc.	430,836

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares				Fair Value
	COMMON STOCKS — 99.4% (Continued)
	TRANSPORTATION EQUIPMENT - 0.8% (Continued)
20,898	Wabash National Corporation			$414,407
				1,673,983
	WHOLESALE - CONSUMER STAPLES - 0.3%
7,971	Andersons, Inc. (The)			380,536
14,053	Calavo Growers, Inc.			389,408
				769,944
	WHOLESALE - DISCRETIONARY - 0.6%
4,049	ePlus, Inc.(a)			327,402
23,590	OPENLANE, Inc.(a)			476,518
8,292	ScanSource, Inc.(a)			418,000
				1,221,920

	TOTAL COMMON STOCKS (Cost $181,292,944)			211,548,086

		Expiration Date	Exercise Price	Fair Value
	RIGHT — 0.0%(d)
	BIOTECH & PHARMA - 0.0% (d)
6,384	Bristol-Myers Squibb Company(a)(f)(g) (Cost $0)			—

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COLLATERAL FOR SECURIT/ES LOANED - 3.0%
	MONEY MARKET FUND - 3.0%
6,329,498	Fidelity Investments Money Market Government Portfolio - Institutional Class, 4.55% (Cost $6,329,498)(c) (e)	$6,329,498

	TOTAL INVESTMENTS - 102.4% (Cost $187,622,442)	$217,877,584
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.4)%	(5,015,015)
	NET ASSETS - 100.0%	$212,862,569

LTD	- Limited Company

N.V.	- Naamioze Vennootschap

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of November 30, 2024 was $6,259,268.

(c)	Security was purchased with cash received as collateral for securities on loan at November 30, 2024. Total collateral had a value of $6,329,498 at November 30, 2024.

(d)	Percentage rounds to less than 0.1%.

(e)	Rate disclosed is the seven day effective yield as of November 30, 2024.

(f)	The fair value of this investment is determined using significant unobservable inputs.

(g)	Illiquid security. The total fair value of these securities as of November 30, 2024 was $0, representing 0% of net assets.

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
November 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 98.6%
	AUTOMOTIVE — 0.6%
1,000,000	BorgWarner, Inc.	2.6500	07/01/27	$954,090
1,000,000	BorgWarner, Inc.	5.4000	08/15/34	1,008,674
				1,962,764
	BANKING — 0.9%
1,000,000	First-Citizens Bank & Trust Company	6.1250	03/09/28	1,036,702
1,000,000	Regions Financial Corporation	1.8000	08/12/28	900,546
1,000,000	Zions Bancorp NA	3.2500	10/29/29	891,070
				2,828,318
	BEVERAGES — 0.3%
1,000,000	Coca-Cola Consolidated, Inc.	5.4500	06/01/34	1,028,905

	BIOTECH & PHARMA — 0.3%
1,000,000	Royalty Pharma plc	1.2000	09/02/25	972,080

	CHEMICALS — 1.2%
1,000,000	Albemarle Corporation	4.6500	06/01/27	995,567
1,000,000	Albemarle Corporation	5.0500	06/01/32	975,750
1,000,000	Cabot Corporation	5.0000	06/30/32	997,707
1,000,000	LYB International Finance III, LLC	1.2500	10/01/25	971,588
				3,940,612
	COMMERCIAL SUPPORT SERVICES — 4.5%
1,000,000	Cintas Corp No 2	3.4500	05/01/25	994,361
1,000,000	Cintas Corp No 2	3.7000	04/01/27	982,342
1,000,000	Cintas Corp No 2 B	4.0000	05/01/32	955,077
1,000,000	Republic Services, Inc.	3.3750	11/15/27	969,929
4,800,000	Republic Services, Inc.	3.9500	05/15/28	4,699,439
1,000,000	Republic Services, Inc.	2.3000	03/01/30	889,283
1,000,000	Republic Services, Inc.	1.4500	02/15/31	826,350
1,000,000	Republic Services, Inc.	1.7500	02/15/32	817,878
1,000,000	Waste Connections, Inc.	4.2500	12/01/28	987,557
1,000,000	Waste Management, Inc.	0.7500	11/15/25	964,525
1,000,000	Waste Management, Inc.	3.1500	11/15/27	964,764
1,000,000	Waste Management, Inc.	4.6250	02/15/33	994,750
				15,046,255

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 98.6% (Continued)
	CONSTRUCTION MATERIALS — 2.5%
1,000,000	Carlisle Companies, Inc.	3.7500	12/01/27	$974,853
4,800,000	Carlisle Companies, Inc.	2.7500	03/01/30	4,339,081
1,000,000	Carlisle Companies, Inc.	2.2000	03/01/32	831,765
1,000,000	Owens Corning	5.7000	06/15/34	1,040,932
1,000,000	Vulcan Materials Company	3.9000	04/01/27	986,733
				8,173,364
	CONTAINERS & PACKAGING — 1.4%
1,000,000	Amcor Finance USA, Inc.	3.6250	04/28/26	983,855
1,000,000	Amcor Finance USA, Inc.	4.5000	05/15/28	989,022
1,000,000	Amcor Flexibles North America, Inc.	2.6300	06/19/30	891,558
1,000,000	Amcor Flexibles North America, Inc.	2.6900	05/25/31	875,048
1,000,000	AptarGroup, Inc.	3.6000	03/15/32	911,680
				4,651,163
	DIVERSIFIED INDUSTRIALS — 3.6%
1,000,000	Dover Corporation	3.1500	11/15/25	985,816
1,000,000	Emerson Electric Company	1.8000	10/15/27	931,799
1,000,000	Emerson Electric Company	2.0000	12/21/28	909,088
1,000,000	Emerson Electric Company	1.9500	10/15/30	866,976
1,000,000	Emerson Electric Company	2.2000	12/21/31	855,859
1,000,000	Parker-Hannifin Corporation	3.2500	03/01/27	972,141
1,000,000	Parker-Hannifin Corporation	4.2500	09/15/27	994,018
4,800,000	Parker-Hannifin Corporation	3.2500	06/14/29	4,542,890
1,000,000	Parker-Hannifin Corporation	4.5000	09/15/29	997,770
				12,056,357
	ELECTRIC UTILITIES — 5.9%
1,000,000	Avangrid, Inc.	3.8000	06/01/29	958,454
1,000,000	CenterPoint Energy, Inc.	1.4500	06/01/26	953,805
1,000,000	CenterPoint Energy, Inc.	2.9500	03/01/30	909,122
1,000,000	CenterPoint Energy, Inc.	2.6500	06/01/31	876,094
1,000,000	DTE Energy Company	5.8500	06/01/34	1,051,671
1,000,000	Emera US Finance, L.P.	3.5500	06/15/26	980,280
1,000,000	Entergy Arkansas, LLC	3.5000	04/01/26	987,018
1,000,000	Entergy Corporation	0.9000	09/15/25	969,381
1,000,000	Entergy Corporation	1.9000	06/15/28	911,609

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 98.6% (Continued)
	ELECTRIC UTILITIES — 5.9% (Continued)
1,000,000	Entergy Corporation	2.8000	06/15/30	$904,760
1,000,000	Entergy Corporation	2.4000	06/15/31	859,652
4,800,000	Evergy, Inc.	2.9000	09/15/29	4,416,268
1,000,000	Eversource Energy	5.9500	07/15/34	1,049,988
1,000,000	Exelon Corporation	5.1500	03/15/29	1,016,195
1,000,000	Exelon Corporation	4.0500	04/15/30	963,447
1,000,000	Exelon Corporation	5.4500	03/15/34	1,025,234
1,000,000	WEC Energy Group, Inc.	1.3750	10/15/27	916,072
				19,749,050
	ELECTRICAL EQUIPMENT — 4.9%
4,800,000	Amphenol Corporation	4.3500	06/01/29	4,747,250
1,000,000	Amphenol Corporation	2.8000	02/15/30	913,806
1,000,000	Amphenol Corporation	2.2000	09/15/31	847,730
1,000,000	Amphenol Corporation	5.2500	04/05/34	1,022,611
1,000,000	Keysight Technologies, Inc.	4.6000	04/06/27	998,964
1,000,000	Keysight Technologies, Inc.	3.0000	10/30/29	923,190
1,000,000	Otis Worldwide Corporation	5.2500	08/16/28	1,020,482
4,800,000	Trimble, Inc.	4.9000	06/15/28	4,812,920
1,000,000	Trimble, Inc.	6.1000	03/15/33	1,054,748
				16,341,701
	ENGINEERING & CONSTRUCTION — 0.3%
1,000,000	Quanta Services, Inc.	5.2500	08/09/34	1,000,958

	FOOD — 3.4%
1,000,000	Campbell Soup Company	4.1500	03/15/28	983,765
1,000,000	Campbell Soup Company	5.4000	03/21/34	1,018,429
1,000,000	Conagra Brands, Inc.	4.6000	11/01/25	998,097
4,800,000	Conagra Brands, Inc.	1.3750	11/01/27	4,374,351
1,000,000	Conagra Brands, Inc.	4.8500	11/01/28	1,002,289
1,000,000	McCormick & Co, Inc.	3.4000	08/15/27	972,585
1,000,000	McCormick & Co, Inc.	2.5000	04/15/30	893,620
1,000,000	McCormick & Co, Inc.	4.9500	04/15/33	999,462
				11,242,598

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 98.6% (Continued)
	GAS & WATER UTILITIES — 3.3%
1,000,000	Atmos Energy Corporation	3.0000	06/15/27	$966,296
4,800,000	Atmos Energy Corporation	2.6250	09/15/29	4,422,929
1,000,000	Atmos Energy Corporation	1.5000	01/15/31	839,303
1,000,000	Atmos Energy Corporation	5.9000	11/15/33	1,074,689
1,000,000	CenterPoint Energy Resources Corporation	1.7500	10/01/30	849,240
1,000,000	Essential Utilities, Inc.	2.7040	04/15/30	899,513
1,000,000	Essential Utilities, Inc.	5.3750	01/15/34	1,015,590
1,000,000	NiSource, Inc.	5.4000	06/30/33	1,021,974
				11,089,534
	HEALTH CARE FACILITIES & SERVICES — 0.9%
1,000,000	Anthem, Inc.	3.6500	12/01/27	974,508
1,000,000	Elevance Health, Inc.	1.5000	03/15/26	961,298
1,000,000	Elevance Health, Inc.	5.3750	06/15/34	1,019,703
				2,955,509
	HOME CONSTRUCTION — 2.1%
1,000,000	DR Horton, Inc.	2.6000	10/15/25	982,364
1,000,000	DR Horton, Inc.	1.3000	10/15/26	939,827
1,000,000	Fortune Brands Innovations, Inc.	3.2500	09/15/29	935,341
1,000,000	Fortune Brands Innovations, Inc.	5.8750	06/01/33	1,045,884
1,000,000	Mohawk Industries, Inc.	5.8500	09/18/28	1,034,251
1,000,000	Mohawk Industries, Inc.	3.6250	05/15/30	937,712
1,000,000	PulteGroup, Inc.	6.3750	05/15/33	1,082,030
				6,957,409
	INSTITUTIONAL FINANCIAL SERVICES — 1.4%
4,800,000	Cboe Global Markets, Inc.	3.6500	01/12/27	4,719,500

	INSURANCE — 4.0%
4,800,000	Arch Capital Finance, LLC	4.0110	12/15/26	4,733,855
1,000,000	Globe Life, Inc.	5.8500	09/15/34	1,029,663
1,000,000	Loews Corporation	3.7500	04/01/26	988,502
1,000,000	Loews Corporation	3.2000	05/15/30	928,709
1,000,000	Primerica, Inc.	2.8000	11/19/31	868,845
1,000,000	Progressive Corporation (The)	3.2000	03/26/30	931,911
1,000,000	Progressive Corporation (The)	4.9500	06/15/33	1,013,247

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 98.6% (Continued)
	INSURANCE — 4.0% (Continued)
1,000,000	Reinsurance Group of America, Inc.	3.9000	05/15/29	$963,538
1,000,000	Reinsurance Group of America, Inc.	3.1500	06/15/30	917,382
1,000,000	Reinsurance Group of America, Inc.	6.0000	09/15/33	1,056,906
				13,432,558
	LEISURE PRODUCTS — 0.3%
1,000,000	Brunswick Corporation	4.4000	09/15/32	937,750

	MACHINERY — 3.4%
1,000,000	AGCO Corporation	5.8000	03/21/34	1,026,898
1,000,000	Caterpillar Financial Services Corporation	0.8000	11/13/25	966,076
1,000,000	Caterpillar Financial Services Corporation	0.9000	03/02/26	958,580
4,800,000	Caterpillar, Inc.	2.6000	09/19/29	4,419,562
1,000,000	Caterpillar, Inc.	1.9000	03/12/31	864,678
1,000,000	CNH Industrial Capital, LLC	1.8750	01/15/26	967,998
1,000,000	Ingersoll Rand, Inc.	5.7000	08/14/33	1,043,328
1,000,000	Nordson Corporation	5.8000	09/15/33	1,055,260
				11,302,380
	MEDICAL EQUIPMENT & DEVICES — 1.1%
1,000,000	Baxter International, Inc.	2.2720	12/01/28	907,285
1,000,000	Baxter International, Inc.	3.9500	04/01/30	954,815
1,000,000	Baxter International, Inc.	2.5390	02/01/32	852,706
1,000,000	DENTSPLY SIRONA, Inc.	3.2500	06/01/30	896,919
				3,611,725
	METALS & MINING — 0.5%
1,000,000	Newmont Corporation	2.2500	10/01/30	875,026
1,000,000	Newmont Corporation	2.6000	07/15/32	864,543
				1,739,569
	OIL & GAS PRODUCERS — 9.7%
1,000,000	Cheniere Energy Partners, L.P.	5.9500	06/30/33	1,038,590
1,000,000	Continental Resources, Inc.	4.3750	01/15/28	979,003
1,000,000	Devon Energy Corporation	5.8500	12/15/25	1,007,378
1,000,000	Devon Energy Corporation	4.5000	01/15/30	978,843
1,000,000	Devon Energy Corporation	7.8750	09/30/31	1,151,385
1,000,000	Devon Energy Corporation	5.2000	09/15/34	977,521

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 98.6% (Continued)
	OIL & GAS PRODUCERS — 9.7% (Continued)
1,000,000	Diamondback Energy, Inc.	3.2500	12/01/26	$974,704
1,000,000	Diamondback Energy, Inc.	3.5000	12/01/29	939,449
4,800,000	Diamondback Energy, Inc.	3.1250	03/24/31	4,316,687
1,000,000	EOG Resources, Inc.	3.1500	04/01/25	994,281
1,000,000	EOG Resources, Inc.	4.1500	01/15/26	995,169
1,000,000	Kinder Morgan, Inc.	4.3000	06/01/25	996,607
1,000,000	Kinder Morgan, Inc.	4.3000	03/01/28	988,939
1,000,000	Kinder Morgan, Inc.	7.8000	08/01/31	1,152,620
1,000,000	Kinder Morgan, Inc.	5.2000	06/01/33	999,957
1,000,000	ONEOK, Inc.	5.8500	01/15/26	1,009,940
1,000,000	ONEOK, Inc.	4.0000	07/13/27	982,378
1,000,000	Ovintiv, Inc.	5.3750	01/01/26	1,003,081
1,000,000	Targa Resources Corporation	6.1500	03/01/29	1,050,358
1,000,000	Targa Resources Corporation	6.1250	03/15/33	1,055,585
1,000,000	Targa Resources Partners, L.P. / Targa Resources	5.0000	01/15/28	995,945
1,000,000	Tennessee Gas Pipeline Company, LLC	7.0000	10/15/28	1,080,065
1,000,000	Transcontinental Gas Pipe Line Company, LLC	7.8500	02/01/26	1,027,144
1,000,000	Valero Energy Corporation	3.4000	09/15/26	977,617
4,800,000	Valero Energy Corporation	4.3500	06/01/28	4,746,098
				32,419,344
	OIL & GAS SERVICES & EQUIPMENT — 0.9%
1,000,000	Schlumberger Holdings Corporation(a)	4.0000	12/21/25	992,987
1,000,000	Schlumberger Holdings Corporation(a)	3.9000	05/17/28	979,148
1,000,000	Schlumberger Holdings Corporation(a)	4.3000	05/01/29	985,232
				2,957,367
	REAL ESTATE INVESTMENT TRUSTS — 19.4%
1,000,000	Alexandria Real Estate Equities, Inc.	3.9500	01/15/28	978,704
1,000,000	Alexandria Real Estate Equities, Inc.	4.7000	07/01/30	989,223
4,800,000	Alexandria Real Estate Equities, Inc.	4.9000	12/15/30	4,805,784
1,000,000	Alexandria Real Estate Equities, Inc.	3.3750	08/15/31	913,579
1,000,000	Alexandria Real Estate Equities, Inc.	2.0000	05/18/32	814,636
1,000,000	Boston Properties, L.P.	3.6500	02/01/26	985,122
1,000,000	Boston Properties, L.P.	4.5000	12/01/28	979,860
1,000,000	Boston Properties, L.P.	3.4000	06/21/29	926,371

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 98.6% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 19.4% (Continued)
4,800,000	Boston Properties, L.P.	3.2500	01/30/31	$4,265,609
1,000,000	Boston Properties, L.P.	2.5500	04/01/32	823,393
4,800,000	Camden Property Trust	4.9000	01/15/34	4,776,921
1,000,000	Crown Castle, Inc.	5.8000	03/01/34	1,039,626
1,000,000	Digital Realty Trust, L.P.	3.7000	08/15/27	975,732
1,000,000	Digital Realty Trust, L.P.	4.4500	07/15/28	990,808
1,000,000	Digital Realty Trust, L.P.	3.6000	07/01/29	955,355
1,000,000	Extra Space Storage, L.P.	3.9000	04/01/29	963,552
4,800,000	Extra Space Storage, L.P.	2.5500	06/01/31	4,156,172
1,000,000	Extra Space Storage, L.P.	2.3500	03/15/32	833,219
1,000,000	Invitation Homes Operating Partnership, L.P.	2.0000	08/15/31	827,876
1,000,000	Kite Realty Group Trust	4.7500	09/15/30	990,781
1,000,000	LXP Industrial Trust	2.7000	09/15/30	873,812
1,000,000	LXP Industrial Trust	2.3750	10/01/31	827,131
1,000,000	Mid-America Apartments, L.P.	4.0000	11/15/25	993,992
1,000,000	National Health Investors, Inc.	3.0000	02/01/31	861,844
1,000,000	NNN REIT, Inc.	2.5000	04/15/30	885,614
1,000,000	NNN REIT, Inc.	5.6000	10/15/33	1,030,944
1,000,000	Omega Healthcare Investors, Inc.	4.7500	01/15/28	993,511
1,000,000	Omega Healthcare Investors, Inc.	3.6250	10/01/29	933,507
4,800,000	Omega Healthcare Investors, Inc.	3.2500	04/15/33	4,125,352
1,000,000	Prologis, L.P.	3.8750	09/15/28	977,124
1,000,000	Prologis, L.P.	2.2500	04/15/30	885,257
1,000,000	Prologis, L.P.	1.2500	10/15/30	828,704
1,000,000	Prologis, L.P.	1.6250	03/15/31	832,877
1,000,000	Public Storage Operating Company	0.8750	02/15/26	958,030
1,000,000	Public Storage Operating Company	3.0940	09/15/27	964,598
1,000,000	Simon Property Group, L.P.	3.3000	01/15/26	985,906
4,800,000	Sun Communities Operating, L.P.	2.3000	11/01/28	4,359,360
1,000,000	Sun Communities Operating, L.P.	2.7000	07/15/31	857,273
1,000,000	UDR, Inc.	3.2000	01/15/30	926,131
1,000,000	UDR, Inc.	2.1000	08/01/32	816,526
1,000,000	Ventas Realty, L.P.	4.1250	01/15/26	992,730
1,000,000	Ventas Realty, L.P.	3.2500	10/15/26	972,331

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 98.6% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 19.4% (Continued)
1,000,000	Ventas Realty, L.P.	4.0000	03/01/28	$979,148
1,000,000	Ventas Realty, L.P.	4.4000	01/15/29	985,173
1,000,000	Ventas Realty, L.P.	4.7500	11/15/30	995,171
1,000,000	WP Carey, Inc.	2.4000	02/01/31	863,080
1,000,000	WP Carey, Inc.	2.2500	04/01/33	808,583
				64,506,032
	RETAIL - CONSUMER STAPLES — 2.0%
1,000,000	Dollar General Corporation	4.1500	11/01/25	992,420
4,800,000	Dollar General Corporation	3.8750	04/15/27	4,700,481
1,000,000	Dollar Tree, Inc.	4.2000	05/15/28	977,822
				6,670,723
	RETAIL - DISCRETIONARY — 2.6%
4,800,000	AutoZone, Inc.	3.7500	06/01/27	4,704,739
1,000,000	Genuine Parts Company	6.5000	11/01/28	1,059,138
1,000,000	Genuine Parts Company	1.8750	11/01/30	840,002
1,000,000	Genuine Parts Company	2.7500	02/01/32	859,008
1,000,000	Tractor Supply Company B	5.2500	05/15/33	1,014,355
				8,477,242
	SEMICONDUCTORS — 2.9%
1,000,000	Broadcom, Inc.	3.4590	09/15/26	980,101
1,000,000	Broadcom, Inc.	4.1100	09/15/28	982,151
1,000,000	KLA Corporation	4.1000	03/15/29	985,075
1,000,000	KLA Corporation	4.6500	07/15/32	998,528
1,000,000	KLA Corporation	4.7000	02/01/34	992,417
1,000,000	Microchip Technology, Inc.	4.2500	09/01/25	995,657
1,000,000	QUALCOMM, Inc.	1.3000	05/20/28	900,492
1,000,000	QUALCOMM, Inc.	2.1500	05/20/30	882,727
1,000,000	QUALCOMM, Inc.	5.4000	05/20/33	1,046,990
1,000,000	Skyworks Solutions, Inc.	3.0000	06/01/31	870,803
				9,634,941
	SOFTWARE — 2.3%
1,000,000	Fortinet, Inc.	1.0000	03/15/26	953,824
4,800,000	Fortinet, Inc.	2.2000	03/15/31	4,159,573
1,000,000	Roper Technologies, Inc.	4.2000	09/15/28	986,894

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 98.6% (Continued)
	SOFTWARE — 2.3% (Continued)
1,000,000	Roper Technologies, Inc.	2.0000	06/30/30	$864,621
1,000,000	Roper Technologies, Inc.	1.7500	02/15/31	833,567
				7,798,479
	SPECIALTY FINANCE — 1.3%
4,800,000	Air Lease Corporation	2.8750	01/15/32	4,181,163

	STEEL — 2.2%
1,000,000	Nucor Corporation	2.0000	06/01/25	986,255
4,800,000	Nucor Corporation	2.7000	06/01/30	4,345,921
1,000,000	Steel Dynamics, Inc.	3.4500	04/15/30	936,590
1,000,000	Steel Dynamics, Inc.	3.2500	01/15/31	916,375
				7,185,141
	TECHNOLOGY HARDWARE — 4.0%
1,000,000	Arrow Electronics, Inc.	3.8750	01/12/28	969,319
1,000,000	Arrow Electronics, Inc.	2.9500	02/15/32	864,881
1,000,000	Jabil, Inc.	3.9500	01/12/28	973,879
1,000,000	Jabil, Inc.	3.6000	01/15/30	933,711
1,000,000	Jabil, Inc.	3.0000	01/15/31	893,633
1,000,000	Juniper Networks, Inc.	2.0000	12/10/30	841,595
1,000,000	NetApp, Inc.	2.3750	06/22/27	947,617
4,800,000	NetApp, Inc.	2.7000	06/22/30	4,296,691
1,000,000	Teledyne FLIR, LLC	2.5000	08/01/30	884,016
1,000,000	Western Digital Corporation	2.8500	02/01/29	896,023
1,000,000	Western Digital Corporation	3.1000	02/01/32	846,412
				13,347,777
	TECHNOLOGY SERVICES — 2.1%
1,000,000	Amdocs Ltd.	2.5380	06/15/30	884,194
1,000,000	Equifax, Inc.	2.6000	12/15/25	977,383
1,000,000	Equifax, Inc.	5.1000	12/15/27	1,012,079
1,000,000	MSCI, Inc.(a)	3.6250	11/01/31	911,980
1,000,000	Verisk Analytics, Inc.	4.0000	06/15/25	995,510
1,000,000	Verisk Analytics, Inc.	4.1250	03/15/29	981,157
1,000,000	Verisk Analytics, Inc.	5.7500	04/01/33	1,054,904
				6,817,207

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 98.6% (Continued)
	TRANSPORTATION & LOGISTICS — 1.5%
1,000,000	CSX Corporation	3.3500	11/01/25	$988,137
1,000,000	CSX Corporation	3.8000	03/01/28	979,029
1,000,000	CSX Corporation	4.2500	03/15/29	990,464
1,000,000	JB Hunt Transport Services, Inc.	3.8750	03/01/26	990,804
1,000,000	Ryder System, Inc.	5.2500	06/01/28	1,016,660
				4,965,094
	WHOLESALE - CONSUMER STAPLES — 0.9%
1,000,000	Archer-Daniels-Midland Company	4.5000	08/15/33	977,239
1,000,000	Sysco Corporation	5.7500	01/17/29	1,038,488
1,000,000	Sysco Corporation	6.0000	01/17/34	1,072,520
				3,088,247

	TOTAL CORPORATE BONDS (Cost $327,366,744)			327,788,816

	TOTAL INVESTMENTS - 98.6% (Cost $327,366,744)			$327,788,816
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%			4,761,048
	NET ASSETS - 100.0%			$332,549,864

LLC	- Limited Liability Company

LP	- Limited Partnership

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2024 the total market value of 144A securities is $3,869,347 or 1.2% of net assets.

See accompanying notes to financial statements.

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8%
	BANKING - 1.1%
1,364	First Citizens BancShares, Inc., Class A	$3,130,380
10,126	Western Alliance Bancorp	947,895
		4,078,275
	BIOTECH & PHARMA - 0.4%
17,283	Incyte Corporation(a)	1,289,139

	CHEMICALS - 0.3%
9,908	Albemarle Corporation	1,067,092

	COMMERCIAL SUPPORT SERVICES - 4.0%
35,793	Cintas Corporation	8,081,702
27,967	Republic Services, Inc.	6,105,196
		14,186,898
	CONSTRUCTION MATERIALS - 0.5%
4,027	Carlisle Companies, Inc.	1,839,131

	DATA CENTER REIT - 1.6%
29,591	Digital Realty Trust, Inc.	5,790,663

	DIVERSIFIED INDUSTRIALS - 2.6%
12,219	Dover Corporation	2,515,892
49,901	Emerson Electric Company	6,616,873
		9,132,765
	ELECTRIC UTILITIES - 2.6%
34,705	Avangrid, Inc.	1,252,851
56,148	CenterPoint Energy, Inc.	1,831,548
26,346	CMS Energy Corporation	1,836,580
18,523	Entergy Corporation	2,892,736
20,264	Evergy, Inc.	1,309,662
		9,123,377
	ELECTRICAL EQUIPMENT - 3.7%
12,224	A O Smith Corporation	910,566
108,943	Amphenol Corporation, Class A	7,914,709
15,174	Keysight Technologies, Inc.(a)	2,592,326

See accompanying notes to financial statements.

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	ELECTRICAL EQUIPMENT - 3.7% (Continued)
21,225	Trimble, Inc.(a)	$1,548,788
		12,966,389
	ENGINEERING & CONSTRUCTION - 0.6%
4,085	EMCOR Group, Inc.	2,083,840

	FOOD - 0.6%
42,996	Conagra Brands, Inc.	1,184,540
13,163	Lamb Weston Holdings, Inc.	1,016,710
		2,201,250
	GAS & WATER UTILITIES - 0.6%
13,652	Atmos Energy Corporation	2,065,821

	HEALTH CARE FACILITIES & SERVICES - 1.4%
17,120	IQVIA Holdings, Inc.(a)	3,438,381
5,380	Molina Healthcare, Inc.(a)	1,602,702
		5,041,083
	HEALTH CARE REIT - 2.8%
36,179	Ventas, Inc.	2,317,989
54,091	Welltower, Inc.	7,474,294
		9,792,283
	HOME CONSTRUCTION - 0.2%
9,541	Taylor Morrison Home Corporation(a)	704,794

	HOTEL REITS - 0.3%
65,750	Host Hotels & Resorts, Inc.	1,211,115

	INDUSTRIAL REIT - 2.8%
85,585	Prologis, Inc.	9,994,616

	INDUSTRIAL SUPPORT SERVICES - 2.0%
5,853	United Rentals, Inc.	5,068,698
3,661	Watsco, Inc.	2,019,408
		7,088,106

See accompanying notes to financial statements.

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 2.3%
3,477	Evercore, Inc., Class A	$1,070,568
36,415	Interactive Brokers Group, Inc., Class A	6,958,543
		8,029,111
	INSURANCE - 4.5%
19,860	Loews Corporation	1,722,458
53,119	Progressive Corporation (The)	14,282,636
		16,005,094
	MACHINERY - 7.4%
40,969	Caterpillar, Inc.	16,637,920
5,081	Nordson Corporation	1,326,090
11,488	Parker-Hannifin Corporation	8,074,915
		26,038,925
	MEDICAL EQUIPMENT & DEVICES - 8.6%
7,679	IDEXX Laboratories, Inc.(a)	3,238,618
31,956	Intuitive Surgical, Inc.(a)	17,320,152
1,853	Mettler-Toledo International, Inc.(a)	2,318,474
13,110	ResMed, Inc.	3,264,652
8,769	STERIS plc	1,920,937
6,760	West Pharmaceutical Services, Inc.	2,201,597
		30,264,430
	METALS & MINING - 2.7%
118,513	Freeport-McMoRan, Inc.	5,238,274
102,998	Newmont Corporation	4,319,736
		9,558,010
	MULTI ASSET CLASS REIT - 0.3%
20,139	WP Carey, Inc.	1,149,131

	OFFICE REIT - 0.5%
16,513	Alexandria Real Estate Equities, Inc.	1,820,228

	OIL & GAS PRODUCERS - 4.8%
58,889	Devon Energy Corporation	2,234,838
27,986	Diamondback Energy, Inc.	4,970,034
195,907	Kinder Morgan, Inc.	5,538,290

See accompanying notes to financial statements.

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	OIL & GAS PRODUCERS - 4.8% (Continued)
20,456	Targa Resources Corporation	$4,179,161
		16,922,323
	OIL & GAS SERVICES & EQUIPMENT - 1.6%
129,484	Schlumberger N.V.	5,689,527

	RENEWABLE ENERGY - 0.8%
13,157	Enphase Energy, Inc.(a)	938,752
9,407	First Solar, Inc.(a)	1,874,533
		2,813,285
	RESIDENTIAL REIT - 2.5%
17,463	Equity LifeStyle Properties, Inc.	1,245,636
35,404	Equity Residential	2,714,071
56,535	Invitation Homes, Inc.	1,936,324
11,934	Sun Communities, Inc.	1,507,622
30,192	UDR, Inc.	1,384,605
		8,788,258
	RETAIL - CONSUMER STAPLES - 0.4%
8,552	Sprouts Farmers Market, Inc.(a)	1,321,113

	RETAIL - DISCRETIONARY - 1.0%
10,724	Builders FirstSource, Inc.(a)	1,999,704
12,451	Genuine Parts Company	1,577,915
		3,577,619
	RETAIL REIT - 1.5%
29,145	Simon Property Group, Inc.	5,351,022

	SELF-STORAGE REIT - 0.9%
19,205	Extra Space Storage, Inc.	3,283,287

	SEMICONDUCTORS - 6.1%
13,849	Entegris, Inc.	1,462,870
12,133	KLA Corporation	7,850,415
12,692	Lattice Semiconductor Corporation(a)	720,271
48,092	Microchip Technology, Inc.	3,278,432

See accompanying notes to financial statements.

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	SEMICONDUCTORS - 6.1% (Continued)
4,272	Monolithic Power Systems, Inc.	$2,424,958
39,528	ON Semiconductor Corporation(a)	2,811,231
14,466	Skyworks Solutions, Inc.	1,267,077
14,830	Teradyne, Inc.	1,631,300
		21,446,554
	SOFTWARE - 9.7%
7,918	ANSYS, Inc.(a)	2,780,010
67,153	Fortinet, Inc.(a)	6,382,893
54,427	Gen Digital, Inc.	1,679,073
5,419	Manhattan Associates, Inc.(a)	1,546,799
23,482	Nutanix, Inc., Class A(a)	1,532,905
15,636	Okta, Inc.(a)	1,212,728
9,703	Roper Technologies, Inc.	5,496,167
14,144	Synopsys, Inc.(a)	7,899,282
3,846	Tyler Technologies, Inc.(a)	2,419,788
15,085	Veeva Systems, Inc., Class A(a)	3,437,117
		34,386,762
	SPECIALTY FINANCE - 0.3%
146,086	UWM Holdings Corporation	951,020

	STEEL - 1.4%
21,125	Nucor Corporation	3,267,827
13,146	Steel Dynamics, Inc.	1,909,719
		5,177,546
	TECHNOLOGY HARDWARE - 4.7%
27,778	Arista Networks, Inc.(a)	11,272,868
9,416	Jabil, Inc.	1,278,975
18,112	NetApp, Inc.	2,221,256
56,270	Super Micro Computer, Inc.(a)	1,836,653
		16,609,752
	TECHNOLOGY SERVICES - 6.3%
39,050	CoStar Group, Inc.(a)	3,176,327
5,083	EPAM Systems, Inc.(a)	1,239,845
2,197	Fair Isaac Corporation(a)	5,217,941

See accompanying notes to financial statements.

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	TECHNOLOGY SERVICES - 6.3% (Continued)
6,762	MSCI, Inc.	$4,122,318
32,112	Paychex, Inc.	4,697,022
12,718	Verisk Analytics, Inc.	3,741,763
		22,195,216
	TRANSPORTATION & LOGISTICS - 1.8%
9,282	JB Hunt Transport Services, Inc.	1,755,319
19,960	Old Dominion Freight Line, Inc.	4,493,794
		6,249,113
	TRANSPORTATION EQUIPMENT - 1.6%
47,051	PACCAR, Inc.	5,504,967

	TOTAL COMMON STOCKS (Cost $297,055,993)	352,788,930

	TOTAL INVESTMENTS - 99.8% (Cost $297,055,993)	$352,788,930
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	653,280
	NET ASSETS - 100.0%	$353,442,210

MSCI	- Morgan Stanley Capital International

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0%
	APPAREL & TEXTILE PRODUCTS - 1.0%
653	Hermes International S.A.	$1,424,514
213,234	PRADA SpA	1,460,850
		2,885,364
	ASSET MANAGEMENT - 2.3%
35,927	3i Group plc	1,695,550
30,473	Brookfield Corporation	1,872,930
26,531	Julius Baer Group Ltd.	1,755,644
1,078	Partners Group Holding A.G.	1,566,185
		6,890,309
	AUTOMOTIVE - 3.2%
24,412	Continental A.G.	1,599,958
102,929	Denso Corporation	1,464,831
3,452	Ferrari N.V.	1,498,720
1,064,973	Geely Automobile Holdings Ltd.	1,897,248
42,779	Mahindra & Mahindra Ltd. - GDR	1,510,099
20,953	Toyota Industries Corporation	1,561,692
		9,532,548
	BANKING - 9.6%
3,493,514	Bank Mandiri Persero Tbk P.T.	1,355,955
40,927	Bank Polska Kasa Opieki S.A.	1,367,324
506,364	BOC Hong Kong Holdings Ltd.	1,555,546
17,568	Commonwealth Bank of Australia	1,816,835
104,547	Credit Agricole S.A.	1,399,335
53,859	Danske Bank A/S	1,546,944
1,852,123	First Financial Holding Company Ltd.	1,550,323
227,662	Grupo Financiero Banorte S.A.B. de CV	1,527,011
128,145	Hang Seng Bank Ltd.	1,522,757
377,018	Intesa Sanpaolo SpA	1,444,585
98,600	KakaoBank Corporation	1,580,604
20,315	KBC Group N.V.	1,464,500
63,799	National Australia Bank Ltd.	1,626,804
30,496	OTP Bank Nyrt	1,651,743
107,173	Powszechna Kasa Oszczednosci Bank Polski S.A.	1,475,500
4,830,453	PT Bank Rakyat Indonesia (Persero) Tbk	1,295,641

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	BANKING - 9.6% (Continued)
479,736	SCB X PCL	$1,600,938
113,056	Standard Bank Group Ltd.	1,486,496
64,727	United Overseas Bank Ltd.	1,757,294
		29,026,135
	BIOTECH & PHARMA - 2.5%
10,953	Celltrion, Inc.	1,469,073
31,625	Chugai Pharmaceutical Company Ltd.	1,394,816
8,268	CSL Ltd.	1,521,713
6,708	Genmab A/S,(a)	1,450,475
9,042	UCB S.A.	1,770,479
		7,606,556
	CHEMICALS - 5.4%
22,664	Akzo Nobel N.V.	1,324,022
2,776,747	Chandra Asri Pacific Tbk P.T.	1,217,948
106,641	Clariant A.G.	1,284,263
26,557	Covestro A.G.,(a)	1,619,343
28,177	Croda International plc	1,236,934
1,943	EMS-Chemie Holding A.G.	1,381,682
68,896	Evonik Industries A.G.	1,263,870
295	Givaudan S.A.	1,299,511
33,841	Nutrien Ltd.	1,580,982
42,105	Solvay S.A.	1,454,949
11,836	Symrise A.G.	1,306,636
51,392	Yara International ASA	1,445,732
		16,415,872
	COMMERCIAL SUPPORT SERVICES - 2.9%
164,483	ALS Ltd.	1,671,218
48,389	Bureau Veritas S.A.	1,472,220
40,685	Edenred S.E.	1,345,278
23,231	Intertek Group plc	1,394,037
14,398	SGS S.A.	1,429,635
161,302	Worley Ltd.	1,459,018
		8,771,406

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	CONSTRUCTION MATERIALS - 2.5%
17,547	Cie de Saint-Gobain S.A.	$1,600,473
385,050	Grupo Argos S.A./Colombia	1,738,101
16,476	Holcim A.G.	1,678,232
217,161	Siam Cement PCL (The)	1,161,407
4,867	Sika A.G.	1,260,088
		7,438,301
	CONTAINERS & PACKAGING - 0.5%
40,888	Huhtamaki OYJ	1,475,527

	DIVERSIFIED INDUSTRIALS - 0.5%
33,751	Alfa Laval A.B.	1,437,983

	ELECTRIC UTILITIES - 7.3%
180,385	CLP Holdings Ltd.	1,514,034
108,333	E.ON S.E.	1,394,504
353,736	EDP - Energias de Portugal S.A.	1,278,771
93,045	EDP Renovaveis S.A.	1,089,096
73,791	Endesa S.A.	1,616,761
16,071,042	Enel Americas S.A.	1,475,599
202,295	Enel SpA	1,455,344
35,658	Fortis, Inc.	1,594,294
98,432	Fortum OYJ	1,483,343
106,353	Iberdrola S.A.	1,515,637
43,934	RWE A.G.	1,479,164
63,667	SSE plc	1,435,120
179,607	Terna Rete Elettrica Nazionale SpA	1,519,430
673,483	Vector Ltd.	1,563,364
19,493	Verbund A.G.	1,554,745
		21,969,206
	ELECTRICAL EQUIPMENT - 0.7%
482,061	Delta Electronics Thailand PCL - GDR	2,114,488

	ENGINEERING & CONSTRUCTION - 1.5%
89,908	AFRY A.B.	1,250,737

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	ENGINEERING & CONSTRUCTION - 1.5% (Continued)
37,589	Ferrovial S.E.(b)	$1,549,464
9,251	WSP Global, Inc.	1,645,287
		4,445,488
	ENTERTAINMENT CONTENT - 0.5%
236,989	Bollore S.E.	1,460,840

	FOOD - 2.6%
40,539	Ajinomoto Company, Inc.	1,702,337
469,372	Grupo Bimbo S.A.B. de C.V.	1,402,767
655,131	Premier Foods PLC	1,630,533
177,792	Tate & Lyle PLC	1,667,295
620,712	Wilmar International Ltd.	1,427,499
		7,830,431
	FORESTRY, PAPER & WOOD PRODUCTS - 1.0%
162,782	Suzano S.A.	1,681,163
48,805	UPM-Kymmene OYJ	1,283,799
		2,964,962
	GAS & WATER UTILITIES - 2.0%
404,217	Hera SpA	1,498,840
1,919,090	Hong Kong & China Gas Company Ltd.	1,455,357
62,203	Naturgy Energy Group S.A.	1,532,403
317,755	Snam SpA	1,481,022
		5,967,622
	HEALTH CARE FACILITIES & SERVICES - 0.9%
43,407	Fresenius S.E. & Company KGaA,(a)	1,525,619
5,700	ICON plc(a)	1,198,425
		2,724,044
	HOME & OFFICE PRODUCTS - 0.4%
13,939	SEB S.A.	1,322,335

	HOME CONSTRUCTION - 0.5%
2,444	Geberit A.G.	1,471,360

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	HOUSEHOLD PRODUCTS - 0.9%
10,818	Beiersdorf A.G.	$1,401,677
5,564	LG H&H Company Ltd.	1,239,132
		2,640,809
	INDUSTRIAL REIT - 0.5%
62,880	Goodman Group	1,554,572

	INDUSTRIAL SUPPORT SERVICES - 1.0%
20,730	Ashtead Group PLC	1,659,138
889,272	United Tractors Tbk P.T.	1,502,699
		3,161,837
	INSTITUTIONAL FINANCIAL SERVICES - 2.0%
824,228	B3 S.A. - Brasil Bolsa Balcao	1,257,339
6,941	Deutsche Boerse A.G.	1,624,162
38,334	Hong Kong Exchanges & Clearing Ltd.	1,427,922
11,855	London Stock Exchange Group plc	1,700,036
		6,009,459
	INSURANCE - 5.7%
185,128	AIA Group Ltd.	1,383,706
250,437	BB Seguridade Participacoes S.A.	1,393,305
62,101	Dai-ichi Life Holdings, Inc.	1,681,648
1,306	Fairfax Financial Holdings Ltd.	1,853,080
8,413	Intact Financial Corporation	1,602,622
530,395	Legal & General Group plc	1,493,529
51,985	Power Corp of Canada	1,751,289
173,873	Prudential PLC	1,419,922
34,651	Sampo OYJ, A Shares	1,483,997
1,927	Swiss Life Holding A.G.	1,578,748
68,210	Tryg A/S	1,571,561
		17,213,407
	INTERNET MEDIA & SERVICES - 1.6%
6,603	Naspers Ltd.	1,490,953
36,789	Prosus N.V.	1,498,221
11,787	REA Group Ltd.	1,933,470
		4,922,644

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	MACHINERY - 4.8%
22,490	ANDRITZ A.G.(b)	$1,256,836
6,162	Disco Corporation	1,672,330
52,261	FANUC Corporation	1,357,896
32,938	GEA Group AG	1,646,552
39,532	KION Group A.G.	1,410,306
11,226	Krones A.G.	1,399,396
71,999	Sandvik A.B.	1,332,603
3,448	SMC Corporation	1,464,498
109,613	TOMRA Systems ASA	1,544,765
158,101	WEG S.A.	1,412,658
		14,497,840
	MEDICAL EQUIPMENT & DEVICES - 2.0%
12,369	Coloplast A/S - Series B	1,558,814
6,836	EssilorLuxottica S.A.	1,659,531
4,525	Sonova Holding A.G.	1,544,937
9,866	Straumann Holding A.G.	1,283,895
		6,047,177
	METALS & MINING - 3.9%
19,891	Agnico Eagle Mines Ltd.	1,677,511
43,345	Anglo American Platinum Ltd.	1,428,561
59,641	Antofagasta plc	1,292,007
50,608	BHP Group Ltd.	1,338,963
112,473	Fortescue Ltd.	1,392,893
12,982	Franco-Nevada Corporation	1,589,864
18,491	Rio Tinto Ltd.	1,425,835
26,084	Wheaton Precious Metals Corporation	1,623,298
		11,768,932
	OIL & GAS PRODUCERS - 7.7%
76,246	Aker BP ASA	1,563,451
49,088	Canadian Natural Resources Ltd.	1,666,318
98,171	Cenovus Energy, Inc.	1,555,431
13,725	Delek Group Ltd.	1,841,312
294,401	ENEOS Holdings, Inc.	1,591,676
106,728	Eni SpA	1,511,510

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	OIL & GAS PRODUCERS - 7.7% (Continued)
65,075	Equinor ASA	$1,574,858
118,449	Inpex Corporation	1,562,978
215,981	MOL Hungarian Oil & Gas plc	1,479,806
37,652	OMV A.G.	1,508,307
109,742	ORLEN S.A.	1,378,971
331,329	Santos Ltd.	1,428,254
24,671	TotalEnergies S.E.	1,432,669
35,813	Tourmaline Oil Corporation	1,690,507
92,299	Woodside Energy Group Ltd.	1,475,315
		23,261,363
	REAL ESTATE OWNERS & DEVELOPERS - 2.7%
369,590	CK Asset Holdings Ltd.	1,510,669
1,271,708	New World Development Company Ltd.(b)	1,051,043
2,734,679	SM Prime Holdings, Inc.	1,232,006
48,065	Sumitomo Realty & Development Company Ltd.	1,490,163
801,962	Swire Properties Ltd.	1,597,745
44,195	Vonovia S.E.	1,466,008
		8,347,634
	REAL ESTATE SERVICES - 0.4%
101,766	Savills PLC	1,390,720

	RETAIL - CONSUMER STAPLES - 3.1%
58,586	Aeon Company Ltd.	1,407,493
29,168	Alimentation Couche-Tard, Inc.	1,706,670
111,774	BIM Birlesik Magazalar A/S	1,525,396
776,657	Cencosud S.A.	1,634,807
80,957	Jeronimo Martins SGPS S.A.	1,577,062
172,768	President Chain Store Corporation	1,438,183
		9,289,611
	RETAIL - DISCRETIONARY - 0.4%
91,586	SM Investments Corporation	1,367,538

	SEMICONDUCTORS - 3.0%
34,268	Advantest Corporation	1,887,514

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	SEMICONDUCTORS - 3.0% (Continued)
1,928	ASML Holding N.V.	$1,341,005
44,661	Infineon Technologies A.G.	1,453,865
6,653	NXP Semiconductors N.V.	1,525,999
105,542	Renesas Electronics Corporation	1,385,257
53,137	STMicroelectronics N.V.	1,362,386
		8,956,026
	SOFTWARE - 2.0%
8,436	Check Point Software Technologies Ltd.(a)	1,535,352
503	Constellation Software, Inc.	1,701,049
39,831	Dassault Systemes S.E.	1,373,846
17,438	WiseTech Global Ltd.	1,456,768
		6,067,015
	STEEL - 0.4%
62,247	voestalpine A.G.,(b)	1,204,696

	TECHNOLOGY HARDWARE - 1.0%
9,358	Garmin Ltd.	1,989,511
5,557	Samsung SDI Company Ltd.	1,014,371
		3,003,882
	TECHNOLOGY SERVICES - 0.5%
9,429	Wolters Kluwer N.V.	1,573,326

	TELECOMMUNICATIONS - 2.4%
90,801	Hellenic Telecommunications Organization S.A.	1,433,094
397,547	Koninklijke KPN N.V.	1,541,723
292,646	MTN Group Ltd.	1,311,514
649,557	Singapore Telecommunications Ltd.	1,503,537
441,953	Taiwan Mobile Company Ltd.	1,536,873
		7,326,741
	TRANSPORTATION & LOGISTICS - 4.7%
7,262	Aena SME S.A.	1,571,157
13,986	Canadian National Railway Company	1,561,959
7,798	DSV A/S	1,665,172
79,510	East Japan Railway Company	1,551,954

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	TRANSPORTATION & LOGISTICS - 4.7% (Continued)
1,372,638	Eva Airways Corporation	$1,755,135
5,909	Kuehne + Nagel International A.G.	1,412,494
115,301	Poste Italiane SpA	1,618,185
35,604	Ryanair Holdings plc - ADR	1,568,000
179,805	Transurban Group	1,500,916
		14,204,972
	WHOLESALE - CONSUMER STAPLES - 0.5%
29,203	ITOCHU Corporation	1,441,429

	TOTAL COMMON STOCKS (Cost $279,768,515)	299,002,407

	PREFERRED STOCK — 0.5%
	CHEMICALS — 0.5%
39,215	Sociedad Quimica y Minera de Chile S.A., Class B(a) (Cost $2,211,102)	1,503,255

	COLLATERAL FOR SECURITIES LOANED - 1.0%
	MONEY MARKET FUND - 1.0%
3,126,667	Fidelity Investments Money Market Government Portfolio - Institutional Class, 4.55% (Cost $3,126,667)(c) (d)	3,126,667

	TOTAL INVESTMENTS - 100.5% (Cost $285,106,284)	$303,632,329
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(1,547,781)
	NET ASSETS - 100.0%	$302,084,548

A.B.	- Aktiebolag

ADR	- American Depositary Receipt

A.G.	- Aktiengesellschaft

ASA	- Allmennaksjeselskap

A/S	- Anonim Sirketi

GDR	- Global Depositary Receipt

KGaA	- Kommanditgesellschaft auf Aktien

LTD	- Limited Company

N.V.	- Naamioze Vennootschap

OYJ	- Julkinen osakeyhtiö

PLC	- Public Limited Company

P.T.	- Perseroan Terbatas

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

S.A.B. de C.V.	- Sociedad Anonima Bursátil de Capital Variable

S.E.	- Societas Europaea

SpA	- Società per azioni

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of November 30, 2024 was $2,939,572.

(c)	Security was purchased with cash received as collateral for securities on loan at November 30, 2024. Total collateral had a value of $3,126,667 at November 30, 2024.

(d)	Rate disclosed is the seven day effective yield as of November 30, 2024.

See accompanying notes to financial statements.

INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 80.7%
	APPAREL & TEXTILE PRODUCTS - 0.8%
14,580	Carter’s, Inc.	$795,631

	AUTOMOTIVE - 1.0%
32,896	Gentex Corporation	1,005,302

	BANKING - 13.6%
14,297	Axos Financial, Inc.(a)	1,184,506
72,820	Bank of the James Financial Group, Inc.	1,122,156
52,892	Civista Bancshares, Inc.	1,210,170
35,255	Columbia Banking System, Inc.	1,093,258
7,830	Cullen/Frost Bankers, Inc.	1,101,055
406	First Citizens BancShares, Inc., Class A	931,770
33,861	ICICI Bank Ltd. - ADR	1,034,454
47,579	MVB Financial Corporation	1,026,755
35,289	Northeast Community Bancorp, Inc.	1,063,963
77,334	Northfield Bancorp, Inc.	1,034,729
59,344	Pathfinder Bancorp, Inc.	1,060,477
38,859	Premier Financial Corporation	1,076,783
		12,940,076
	BEVERAGES - 2.2%
810	Coca-Cola Consolidated, Inc.	1,056,475
18,356	Monster Beverage Corporation(a)	1,011,966
		2,068,441
	COMMERCIAL SUPPORT SERVICES - 1.0%
19,830	Rollins, Inc.	998,044

	CONSTRUCTION MATERIALS - 2.1%
2,026	Carlisle Companies, Inc.	925,274
1,754	Martin Marietta Materials, Inc.	1,052,400
		1,977,674
	CONSUMER SERVICES - 1.1%
54,623	Medifast, Inc.(a)	1,074,434

See accompanying notes to financial statements.

INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 80.7% (Continued)
	ELECTRICAL EQUIPMENT - 2.2%
5,801	AMETEK, Inc.	$1,127,598
3,777	Littelfuse, Inc.	931,673
		2,059,271
	ENGINEERING & CONSTRUCTION - 1.2%
2,162	EMCOR Group, Inc.	1,102,879

	ENTERTAINMENT CONTENT - 1.1%
12,265	NetEase, Inc. - ADR	1,072,942

	FOOD - 1.1%
26,308	Darling Ingredients, Inc.(a)	1,066,263

	HEALTH CARE FACILITIES & SERVICES - 2.9%
1,620	Chemed Corporation	927,272
2,157	Elevance Health, Inc.	877,813
3,373	Molina Healthcare, Inc.(a)	1,004,816
		2,809,901
	HOME CONSTRUCTION - 1.3%
135	NVR, Inc.(a)	1,246,803

	INDUSTRIAL INTERMEDIATE PRODUCT - 1.0%
19,288	Omega Flex, Inc.	953,213

	INDUSTRIAL REIT - 1.0%
5,395	EastGroup Properties, Inc.	929,073

	INDUSTRIAL SUPPORT SERVICES - 1.1%
12,560	Fastenal Company	1,049,514

	INSURANCE - 2.3%
9,184	Brown & Brown, Inc.	1,038,710
674	Markel Group, Inc.(a)	1,201,688
		2,240,398

See accompanying notes to financial statements.

INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 80.7% (Continued)
	LEISURE FACILITIES & SERVICES - 1.2%
5,398	Texas Roadhouse, Inc.	$1,108,047

	MACHINERY - 5.5%
5,396	Alamo Group, Inc.	1,078,930
11,337	Graco, Inc.	1,032,574
4,990	Lincoln Electric Holdings, Inc.	1,090,215
7,019	Middleby Corporation (The)(a)	1,006,454
2,972	Snap-on, Inc.	1,098,719
		5,306,892
	MEDICAL EQUIPMENT & DEVICES - 4.2%
14,280	Edwards Lifesciences Corporation(a)	1,018,878
2,158	IDEXX Laboratories, Inc.(a)	910,137
4,052	ResMed, Inc.	1,009,029
3,371	West Pharmaceutical Services, Inc.	1,097,867
		4,035,911
	OFFICE REIT - 1.0%
22,970	Kilroy Realty Corporation	953,944

	OIL & GAS PRODUCERS - 1.1%
7,691	EOG Resources, Inc.	1,024,903

	RESIDENTIAL REIT - 2.2%
6,344	Mid-America Apartment Communities, Inc.	1,041,431
22,135	UDR, Inc.	1,015,111
		2,056,542
	RETAIL - DISCRETIONARY - 2.3%
3,108	Lithia Motors, Inc.	1,202,485
6,207	Penske Automotive Group, Inc.	1,033,714
		2,236,199
	SELF-STORAGE REIT - 1.0%
2,836	Public Storage	987,070

	SEMICONDUCTORS - 2.9%
14,156	ON Semiconductor Corporation(a)	1,006,775

See accompanying notes to financial statements.

INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 80.7% (Continued)
	SEMICONDUCTORS - 2.9% (Continued)
9,972	Skyworks Solutions, Inc.	$873,447
4,729	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	873,257
		2,753,479
	SOFTWARE - 3.2%
18,918	ACI Worldwide, Inc.(a)	1,074,921
5,531	Nice Ltd. - ADR(a) (b)	1,009,075
1,754	Roper Technologies, Inc.	993,536
		3,077,532
	TECHNOLOGY SERVICES - 6.4%
1,891	CACI International, Inc., Class A(a)	869,633
12,550	CoStar Group, Inc.(a)	1,020,817
4,989	EPAM Systems, Inc.(a)	1,216,917
25,525	Genpact Ltd.	1,178,234
3,380	MarketAxess Holdings, Inc.	874,372
1,621	MSCI, Inc.	988,210
		6,148,183
	TRANSPORTATION & LOGISTICS - 8.4%
8,497	Canadian National Railway Company	949,030
12,006	Canadian Pacific Kansas City LTD.	919,540
29,539	CSX Corporation	1,079,650
8,094	Expeditors International of Washington, Inc.	984,554
3,505	Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	911,791
5,668	JB Hunt Transport Services, Inc.	1,071,875
5,262	Landstar System, Inc.	978,311
4,858	Old Dominion Freight Line, Inc.	1,093,731
		7,988,482
	TRANSPORTATION EQUIPMENT - 1.1%
9,039	PACCAR, Inc.	1,057,563

See accompanying notes to financial statements.

INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 80.7% (Continued)
	WHOLESALE - DISCRETIONARY - 3.2%
18,217	Copart, Inc.(a)	$1,154,776
29,865	G-III Apparel Group Ltd.(a)	884,900
2,700	Pool Corporation	1,018,143
		3,057,819

	TOTAL COMMON STOCKS (Cost $66,913,733)	77,182,425

	EXCHANGE-TRADED FUND - 18.8%
	FIXED INCOME - 18.8%
357,633	WisdomTree Floating Rate Treasury Fund (Cost $18,013,181)	17,988,940

	COLLATERAL FOR SECURITIES LOANED – 1.0%
	MONEY MARKET FUND – 1.0%
899,150	Fidelity Investments Money Market Government Portfolio - Institutional Class, 4.55% (Cost $899,150)(c)(d)	899,150

	TOTAL INVESTMENTS - 100.5% (Cost $85,826,064)	$96,070,515
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(469,955)
	NET ASSETS - 100.0%	$95,600,560

ADR	- American Depositary Receipt

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of November 30, 2024 was $893,956.

(c)	Security was purchased with cash received as collateral for securities on loan at November 30, 2024. Total collateral had a value of $899,150 at November 30, 2024.

(d)	Rate disclosed is the seven day effective yield as of November 30, 2024.

See accompanying notes to financial statements.

INSPIRE MOMENTUM ETF
SCHEDULE OF INVESTMENTS
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9%
	ADVERTISING & MARKETING - 3.5%
20,475	Trade Desk, Inc. (The), Class A(a)	$2,632,061

	BIOTECH & PHARMA - 3.0%
6,097	United Therapeutics Corporation(a)	2,258,878

	COMMERCIAL SUPPORT SERVICES - 5.5%
29,211	Brady Corporation, Class A	2,187,612
9,464	FTI Consulting, Inc.(a)	1,916,649
		4,104,261
	ELECTRIC UTILITIES - 3.5%
25,935	NRG Energy, Inc.	2,635,255

	ELECTRICAL EQUIPMENT - 6.8%
31,759	Amphenol Corporation, Class A	2,307,291
21,112	BWX Technologies, Inc.	2,762,506
		5,069,797
	ENGINEERING & CONSTRUCTION - 3.8%
5,505	EMCOR Group, Inc.	2,808,211

	FORESTRY, PAPER & WOOD PRODUCTS - 3.5%
27,846	Sylvamo Corporation	2,569,907

	HEALTH CARE FACILITIES & SERVICES - 6.1%
3,731	Chemed Corporation	2,135,587
23,660	Encompass Health Corporation	2,435,560
		4,571,147
	HEALTH CARE REIT - 3.0%
55,601	Omega Healthcare Investors, Inc.	2,257,957

	HOME CONSTRUCTION - 2.9%
26,026	KB Home	2,153,391

See accompanying notes to financial statements.

INSPIRE MOMENTUM ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 3.5%
31,668	SEI Investments Company	$2,616,727

	INSURANCE - 9.3%
4,368	Kinsale Capital Group, Inc.	2,220,866
61,243	Old Republic International Corporation	2,386,639
10,192	Reinsurance Group of America, Inc.	2,327,853
		6,935,358
	MACHINERY - 10.0%
7,007	Curtiss-Wright Corporation	2,618,025
44,317	Flowserve Corporation	2,704,223
12,012	MSA Safety, Inc.	2,087,806
		7,410,054
	OIL & GAS PRODUCERS - 5.7%
11,102	Diamondback Energy, Inc.	1,971,604
4,186	Murphy USA, Inc.	2,293,091
		4,264,695
	RETAIL - CONSUMER STAPLES - 6.6%
26,208	BJ’s Wholesale Club Holdings, Inc.(a)	2,523,831
5,642	Casey’s General Stores, Inc.	2,374,661
		4,898,492
	RETAIL - DISCRETIONARY - 6.4%
12,194	AutoNation, Inc.(a)	2,181,385
6,006	Group 1 Automotive, Inc.	2,557,355
		4,738,740
	SEMICONDUCTORS - 9.4%
12,649	Broadcom, Inc.	2,050,151
2,639	KLA Corporation	1,707,512
2,275	Monolithic Power Systems, Inc.	1,291,381
12,376	QUALCOMM, Inc.	1,961,967
		7,011,011
	SOFTWARE - 3.2%
14,105	CommVault Systems, Inc.(a)	2,420,277

See accompanying notes to financial statements.

INSPIRE MOMENTUM ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	TECHNOLOGY HARDWARE - 4.2%
16,016	NetApp, Inc.	$1,964,202
34,580	Super Micro Computer, Inc.(a)	1,128,691
		3,092,893

	TOTAL COMMON STOCKS (Cost $61,292,183)	74,449,112

	TOTAL INVESTMENTS - 99.9% (Cost $61,292,183)	$74,449,112
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	54,445
	NET ASSETS - 100.0%	$74,503,557

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

See accompanying notes to financial statements.

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9%
	ADVERTISING & MARKETING - 1.0%
43,079	QuinStreet, Inc.(a)	$981,340

	AEROSPACE & DEFENSE - 2.1%
8,947	Howmet Aerospace, Inc.	1,059,146
5,192	Woodward, Inc.	936,221
		1,995,367
	APPAREL & TEXTILE PRODUCTS - 1.2%
5,697	Deckers Outdoor Corporation(a)	1,116,384

	BANKING - 7.2%
54,899	First Bank	811,956
444	First Citizens BancShares, Inc., Class A	1,018,980
37,667	Northeast Community Bancorp, Inc.	1,135,659
19,092	OFG Bancorp	867,159
68,598	Primis Financial Corporation	857,475
11,156	QCR Holdings, Inc.	1,027,579
31,039	Third Coast Bancshares, Inc.(a)	1,101,885
		6,820,693
	BIOTECH & PHARMA - 3.6%
44,405	ADMA Biologics, Inc.(a)	892,985
106,042	BioCryst Pharmaceuticals, Inc.(a)	795,315
40,760	Catalyst Pharmaceuticals, Inc.(a)	899,573
18,889	Protagonist Therapeutics, Inc.(a)	827,338
		3,415,211
	CHEMICALS - 0.9%
7,843	Cabot Corporation	859,750

	COMMERCIAL SUPPORT SERVICES - 2.0%
4,329	Cintas Corporation	977,445
21,084	Willdan Group, Inc.(a)	921,582
		1,899,027
	E-COMMERCE DISCRETIONARY - 3.8%
27,725	Chewy, Inc.(a)	926,292
227,879	Honest Company, Inc. (The)(a)	1,889,117

See accompanying notes to financial statements.

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	E-COMMERCE DISCRETIONARY - 3.8% (Continued)
411	MercadoLibre, Inc.(a)	$815,905
		3,631,314
	ELECTRIC UTILITIES - 2.0%
25,737	Brookfield Infrastructure Partners, L.P.	900,023
9,720	Pinnacle West Capital Corporation	910,764
		1,810,787
	ELECTRICAL EQUIPMENT - 5.1%
3,977	Badger Meter, Inc.	862,293
10,713	Bel Fuse, Inc., Class B	858,968
8,150	Itron, Inc.(a)	966,020
1,404	Lennox International, Inc.	936,651
4,551	Powell Industries, Inc.	1,216,845
		4,840,777
	ENGINEERING & CONSTRUCTION - 3.1%
2,280	Comfort Systems USA, Inc.	1,124,655
1,988	EMCOR Group, Inc.	1,014,119
80,525	Mistras Group, Inc.(a)	749,688
		2,888,462
	FOOD - 3.9%
43,963	Nomad Foods Ltd.	804,963
20,313	Pilgrim’s Pride Corporation(a)	1,048,353
14,097	Tyson Foods, Inc., Class A	909,257
26,510	Vital Farms, Inc.(a)	880,132
		3,642,705
	GAS & WATER UTILITIES - 1.1%
35,237	UGI Corporation	1,070,148

	HEALTH CARE FACILITIES & SERVICES - 4.7%
5,328	DaVita, Inc.(a)	885,354
9,435	Encompass Health Corporation	971,239
11,100	HealthEquity, Inc.(a)	1,127,093
5,217	Tenet Healthcare Corporation(a)	744,362
3,663	Universal Health Services, Inc., Class B	750,915
		4,478,963

See accompanying notes to financial statements.

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	HOME & OFFICE PRODUCTS - 1.0%
58,830	Virco Mfg. Corporation	$965,989

	HOME CONSTRUCTION - 4.0%
4,440	DR Horton, Inc.	749,383
12,372	Griffon Corporation	1,042,960
45,399	Interface, Inc.	1,205,343
5,965	PulteGroup, Inc.	806,886
		3,804,572
	INSTITUTIONAL FINANCIAL SERVICES - 2.4%
6,517	Interactive Brokers Group, Inc., Class A	1,245,334
27,395	Virtu Financial, Inc., Class A	1,022,107
		2,267,441
	INSURANCE - 4.0%
3,441	Progressive Corporation (The)	925,216
3,996	Reinsurance Group of America, Inc.	912,686
3,330	RenaissanceRe Holdings Ltd.	952,880
15,023	W R Berkley Corporation	969,735
		3,760,517
	INTERNET MEDIA & SERVICES - 5.0%
306,195	Angi, Inc., Class A(a)	569,523
38,628	EverQuote, Inc.(a)	741,271
29,970	HealthStream, Inc.	992,007
58,608	Opera Ltd. - ADR	1,172,746
101,181	SimilarWeb Ltd.(a)	1,255,655
		4,731,202
	MACHINERY - 1.8%
2,331	Caterpillar, Inc.	946,642
13,986	Hyster-Yale Materials Handling, Inc., Class A	786,573
		1,733,215
	MEDICAL EQUIPMENT & DEVICES - 3.1%
28,194	Castle Biosciences, Inc.(a)	853,714
3,535	ResMed, Inc.	880,286
61,968	Tactile Systems Technology, Inc.(a)	1,210,855
		2,944,855

See accompanying notes to financial statements.

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	METALS & MINING - 2.0%
8,947	CONSOL Energy, Inc.	$1,169,373
16,206	Newmont Corporation	679,680
		1,849,053
	OIL & GAS PRODUCERS - 4.9%
4,773	Diamondback Energy, Inc.	847,637
19,441	MPLX, L.P.	1,004,322
5,633	Targa Resources Corporation	1,150,823
143,819	VAALCO Energy, Inc.	736,353
22,089	Western Midstream Partners, L.P.	899,243
		4,638,378
	OIL & GAS SERVICES & EQUIPMENT - 1.1%
23,418	Baker Hughes Company	1,029,221

	RENEWABLE ENERGY - 0.7%
3,535	First Solar, Inc.(a)	704,419

	RETAIL - CONSUMER STAPLES - 1.4%
8,325	Sprouts Farmers Market, Inc.(a)	1,286,046

	RETAIL - DISCRETIONARY - 1.1%
26,179	Build-A-Bear Workshop, Inc.	994,540

	SEMICONDUCTORS - 2.6%
6,882	Cirrus Logic, Inc.(a)	718,825
4,995	QUALCOMM, Inc.	791,857
4,884	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	901,879
		2,412,561
	SOFTWARE - 10.0%
17,649	ACI Worldwide, Inc.(a)	1,002,816
80,304	American Software, Inc., Class A	845,601
3,756	Appfolio, Inc., Class A(a)	953,085
5,633	CommVault Systems, Inc.(a)	966,566
14,802	DocuSign, Inc.(a)	1,179,572
32,301	Gen Digital, Inc.	996,486

See accompanying notes to financial statements.

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	SOFTWARE - 10.0% (Continued)
3,159	Monday.com Ltd.(a)	$901,452
14,802	Nutanix, Inc., Class A(a)	966,275
53,242	OneSpan, Inc.(a)	964,745
37,115	Oscar Health, Inc. - Class A(a)	643,203
		9,419,801
	SPECIALTY FINANCE - 1.0%
16,428	Bread Financial Holdings, Inc.	966,459

	STEEL - 1.1%
7,290	Steel Dynamics, Inc.	1,059,018

	TECHNOLOGY HARDWARE - 2.1%
19,869	Diebold Nixdorf, Inc.(a)	918,345
4,971	Garmin Ltd.	1,056,835
		1,975,180
	TECHNOLOGY SERVICES - 1.8%
75,127	Magic Software Enterprises Ltd.(b)	945,097
6,407	Science Applications International Corporation	796,070
		1,741,167
	TELECOMMUNICATIONS - 3.0%
28,949	ATN International, Inc.	572,611
36,741	Telephone and Data Systems, Inc.	1,255,808
270,204	Vnet Group, Inc. - ADR(a)	1,048,392
		2,876,811
	TRANSPORTATION & LOGISTICS - 2.6%
48,381	Ardmore Shipping Corporation	539,932
18,315	Delta Air Lines, Inc.	1,168,864
18,874	Euroseas Ltd.	719,099
		2,427,895
	WHOLESALE - CONSUMER STAPLES - 0.8%
8,658	Bunge Global S.A.	776,969

See accompanying notes to financial statements.

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	WHOLESALE - DISCRETIONARY - 0.7%
8,616	ePlus, Inc.(a)	$696,690

	TOTAL COMMON STOCKS (Cost $82,756,394)	94,512,927

	COLLATERAL FOR SECURITIES LOANED - 0.0%(d)
	MONEY MARKET FUND - 0.0% (d)
42,665	Fidelity Investments Money Market Government Portfolio - Institutional Class, 4.55% (Cost $42,665)(c)(e)	42,665

	TOTAL INVESTMENTS - 99.9% (Cost $82,799,059)	$94,555,592
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	91,338
	NET ASSETS - 100.0%	$94,646,930

ADR	- American Depositary Receipt

L.P.	- Limited Partnership

LTD	- Limited Company

S.A.	- Société Anonyme

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of November 30, 2024 was $44,030.

(c)	Security was purchased with cash received as collateral for securities on loan at November 30, 2024. Total collateral had a value of $42,665 at November 30, 2024.

(d)	Percentage rounds to less than 0.1%.

(e)	Rate disclosed is the seven day effective yield as of November 30, 2024.

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6%
	ADVERTISING & MARKETING - 0.4%
8,986	Trade Desk, Inc. (The), Class A(a)	$1,155,150

	AEROSPACE & DEFENSE - 0.1%
4,684	Leonardo DRS, Inc.(a)	162,863
1,626	Loar Holdings, Inc.(a)	149,722
		312,585
	APPAREL & TEXTILE PRODUCTS - 0.2%
2,722	Deckers Outdoor Corporation(a)	533,403

	ASSET MANAGEMENT - 0.4%
24,897	Blue Owl Capital, Inc.	590,806
933	Hamilton Lane, Inc., Class A	179,509
1,837	Stifel Financial Corporation	212,725
		983,040
	AUTOMOTIVE - 0.2%
25,615	Aurora Innovation, Inc.(a)	165,729
3,865	BorgWarner, Inc.	132,647
4,156	Gentex Corporation	127,007
43,118	Lucid Group, Inc.(a)	93,997
		519,380
	BANKING - 1.2%
1,174	BOK Financial Corporation	139,553
1,183	Cullen/Frost Bankers, Inc.	166,353
2,514	East West Bancorp, Inc.	275,736
275	First Citizens BancShares, Inc., Class A	631,125
10,104	First Horizon Corporation	213,498
1,418	Pinnacle Financial Partners, Inc.	180,242
1,759	Prosperity Bancshares, Inc.	147,281
16,504	Regions Financial Corporation	449,899
1,443	SouthState Corporation	159,726
3,182	Webster Financial Corporation	196,584
2,016	Western Alliance Bancorp	188,718
1,216	Wintrust Financial Corporation	167,820

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	BANKING - 1.2% (Continued)
2,727	Zions Bancorporation	$165,038
		3,081,573
	BEVERAGES - 0.5%
4,476	Celsius Holdings, Inc.(a)	127,342
150	Coca-Cola Consolidated, Inc.	195,644
17,551	Monster Beverage Corporation(a)	967,586
		1,290,572
	BIOTECH & PHARMA - 1.8%
8,353	Elanco Animal Health, Inc.(a)	110,343
5,328	Exelixis, Inc.(a)	194,259
3,461	Incyte Corporation(a)	258,156
3,189	Insmed, Inc.(a)	239,685
1,969	Intra-Cellular Therapies, Inc.(a)	168,645
1,117	Jazz Pharmaceuticals plc(a)	135,816
1,921	Neurocrine Biosciences, Inc.(a)	243,487
1,314	Nuvalent, Inc.(a)	127,038
2,200	Regeneron Pharmaceuticals, Inc.(a)	1,650,483
3,055	REVOLUTION Medicines, Inc.(a)	176,732
13,873	Roivant Sciences Ltd.(a)	176,326
10,719	Royalty Pharma plc, Class A	285,768
14,725	Summit Therapeutics, Inc.(a)	271,824
771	United Therapeutics Corporation(a)	285,648
2,309	Vaxcyte, Inc.(a)	217,831
2,133	Viking Therapeutics, Inc.(a)	112,921
		4,654,962
	CABLE & SATELLITE - 0.1%
2,109	Liberty Broadband Corporation - Series A(a)	178,569

	CHEMICALS – 3.0%
1,995	Albemarle Corporation	214,862
4,023	Axalta Coating Systems Ltd.(a)	162,771
3,154	CF Industries Holdings, Inc.	282,788
4,559	International Flavors & Fragrances, Inc.	416,510
8,535	Linde plc	3,934,549

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	CHEMICALS – 3.0% (Continued)
5,809	LyondellBasell Industries N.V.	$484,122
2,383	RPM International, Inc.	330,713
4,527	Sherwin-Williams Company (The)	1,799,029
2,255	Westlake Corporation	289,542
		7,914,886
	COMMERCIAL SUPPORT SERVICES - 2.1%
7,181	Cintas Corporation	1,621,399
991	Clean Harbors, Inc.(a)	257,749
633	FTI Consulting, Inc.(a)	128,195
5,621	Republic Services, Inc.	1,227,064
1,792	Robert Half, Inc.	133,701
8,641	Rollins, Inc.	434,902
3,658	UL Solutions, Inc., Class A	196,544
7,068	Waste Management, Inc.	1,613,059
		5,612,613
	CONSTRUCTION MATERIALS - 1.5%
1,375	Advanced Drainage Systems, Inc.	186,024
807	Carlisle Companies, Inc.	368,557
12,268	CRH plc	1,254,649
612	Eagle Materials, Inc.	189,059
1,121	Martin Marietta Materials, Inc.	672,600
1,595	Owens Corning	327,964
760	Simpson Manufacturing Company, Inc.	143,184
3,276	Summit Materials, Inc., Class A(a)	166,879
2,386	Vulcan Materials Co.	687,478
		3,996,394
	CONSUMER SERVICES - 0.1%
1,040	Bright Horizons Family Solutions, Inc.(a)	120,255
2,669	Service Corp International	236,447
		356,702
	CONTAINERS & PACKAGING - 0.6%
1,168	AptarGroup, Inc.	202,017
2,081	Berry Global Group, Inc.	150,477
2,131	Crown Holdings, Inc.	196,244

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	CONTAINERS & PACKAGING - 0.6% (Continued)
5,543	Graphic Packaging Holding Company	$166,789
6,423	International Paper Company	377,865
1,606	Packaging Corporation of America	399,653
		1,493,045
	DATA CENTER REIT - 0.4%
5,899	Digital Realty Trust, Inc.	1,154,375

	DIVERSIFIED INDUSTRIALS - 0.8%
2,443	Dover Corporation	503,014
10,008	Emerson Electric Company	1,327,060
1,415	ITT, Inc.	220,910
		2,050,984
	E-COMMERCE DISCRETIONARY - 0.4%
8,569	Chewy, Inc.(a)	286,290
32,345	Coupang, Inc.(a)	820,269
		1,106,559
	ELECTRIC UTILITIES - 4.8%
4,599	Ameren Corporation	434,100
6,978	Avangrid, Inc.	251,906
11,283	CenterPoint Energy, Inc.	368,051
5,281	CMS Energy Corporation	368,139
6,104	Consolidated Edison, Inc.	614,001
4,516	Constellation Energy Corporation	1,158,625
3,591	DTE Energy Company	451,676
3,725	Entergy Corporation	581,733
4,072	Evergy, Inc.	263,173
6,333	Eversource Energy	408,415
17,355	Exelon Corporation	686,564
10,117	FirstEnergy Corporation	430,478
36,118	NextEra Energy, Inc.	2,841,402
3,342	NRG Energy, Inc.	339,581
3,559	OGE Energy Corporation	156,454
38,347	PG&E Corporation	829,446
2,045	Pinnacle West Capital Corporation	191,617

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	ELECTRIC UTILITIES - 4.8% (Continued)
8,399	Public Service Enterprise Group, Inc.	$792,026
890	Talen Energy Corporation(a)	190,825
4,798	Vistra Corporation	766,912
5,582	WEC Energy Group, Inc.	564,061
		12,689,185
	ELECTRICAL EQUIPMENT - 3.6%
2,440	A O Smith Corporation	181,756
1,361	AAON, Inc.	185,559
553	Acuity Brands, Inc.	177,342
4,168	AMETEK, Inc.	810,176
21,829	Amphenol Corporation, Class A	1,585,878
5,353	API Group Corporation(a)	202,236
1,476	BWX Technologies, Inc.	193,135
3,029	Cognex Corporation	121,099
4,687	GE Vernova, LLC(a)	1,566,020
993	Generac Holdings, Inc.(a)	186,883
947	Hubbell, Inc.	435,705
3,045	Keysight Technologies, Inc.(a)	520,208
657	Lennox International, Inc.	438,304
6,577	Otis Worldwide Corporation	677,299
846	SPX Technologies, Inc.(a)	149,268
5,420	TE Connectivity plc	819,070
4,255	Trimble, Inc.(a)	310,487
6,261	Vertiv Holdings Company	798,904
600	Watts Water Technologies, Inc., Class A	129,474
		9,488,803
	ENGINEERING & CONSTRUCTION - 1.1%
610	Comfort Systems USA, Inc.	300,895
822	EMCOR Group, Inc.	419,318
3,027	Fluor Corporation(a)	169,906
509	Installed Building Products, Inc.	116,429
2,196	Jacobs Solutions, Inc.	310,141
2,308	KBR, Inc.	140,396
1,409	MasTec, Inc.(a)	202,981

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	ENGINEERING & CONSTRUCTION - 1.1% (Continued)
2,541	Quanta Services, Inc.	$875,424
4,738	Tetra Tech, Inc.	196,674
559	TopBuild Corporation(a)	218,368
		2,950,532
	ENTERTAINMENT CONTENT - 1.1%
6,044	AppLovin Corporation, Class A(a)	2,035,317
8,219	Endeavor Group Holdings, Inc., Class A	249,611
3,243	Take-Two Interactive Software, Inc.(a)	610,916
		2,895,844
	FOOD - 0.8%
2,276	BellRing Brands, Inc.(a)	178,575
8,614	Conagra Brands, Inc.	237,316
2,655	Lamb Weston Holdings, Inc.	205,072
4,868	McCormick & Company, Inc.	381,700
3,945	Pilgrim’s Pride Corporation(a)	203,601
1,042	Post Holdings, Inc.(a)	125,540
5,597	The Campbell’s Company	258,581
6,634	Tyson Foods, Inc., Class A	427,894
		2,018,279
	FORESTRY, PAPER & WOOD PRODUCTS - 0.2%
1,226	Louisiana-Pacific Corporation	144,913
502	Magnera Corporation(a)	10,281
2,063	Trex Company, Inc.(a)	154,787
1,098	UFP Industries, Inc.	149,218
		459,199
	GAS & WATER UTILITIES - 0.5%
3,581	American Water Works Company, Inc.	490,383
2,739	Atmos Energy Corporation	414,465
4,912	Essential Utilities, Inc.	196,627
7,837	NiSource, Inc.	298,511
		1,399,986
	HEALTH CARE FACILITIES & SERVICES - 2.2%
2,127	Acadia Healthcare Company, Inc.(a)	86,420
3,561	Cencora, Inc.	895,770

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.2% (Continued)
266	Chemed Corporation	$152,256
1,504	DaVita, Inc.(a)	249,920
4,335	Elevance Health, Inc.	1,764,172
1,736	Encompass Health Corporation	178,704
1,076	Ensign Group, Inc. (The)	157,322
1,510	HealthEquity, Inc.(a)	153,325
3,423	IQVIA Holdings, Inc.(a)	687,475
1,533	Labcorp Holdings, Inc.	369,698
624	Medpace Holdings, Inc.(a)	212,553
1,078	Molina Healthcare, Inc.(a)	321,136
2,634	Tempus AI, Inc.(a)	164,862
1,721	Tenet Healthcare Corporation(a)	245,552
1,255	Universal Health Services, Inc., Class B	257,275
		5,896,440
	HEALTH CARE REIT - 1.0%
6,440	Healthcare Realty Trust, Inc.	117,981
12,197	Healthpeak Properties, Inc.	268,212
4,651	Omega Healthcare Investors, Inc.	188,877
7,226	Ventas, Inc.	462,970
10,816	Welltower, Inc.	1,494,556
		2,532,596
	HOME & OFFICE PRODUCTS - 0.2%
2,463	SharkNinja, Inc.(a)	247,655
3,107	Tempur Sealy International, Inc.	173,930
		421,585
	HOME CONSTRUCTION - 1.5%
6,087	DR Horton, Inc.	1,027,363
2,168	Fortune Brands Innovations, Inc.	169,754
5,016	Lennar Corporation, Class A	874,740
3,894	Masco Corporation	313,701
665	Meritage Homes Corporation	127,062
1,127	Mohawk Industries, Inc.(a)	156,461
53	NVR, Inc.(a)	489,486
3,773	PulteGroup, Inc.	510,374

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	HOME CONSTRUCTION - 1.5% (Continued)
1,910	Taylor Morrison Home Corporation(a)	$141,092
1,807	Toll Brothers, Inc.	298,462
		4,108,495
	HOTEL REIT - 0.1%
13,267	Host Hotels & Resorts, Inc.	244,378

	HOUSEHOLD PRODUCTS - 0.3%
34,355	Kenvue, Inc.	827,268

	INDUSTRIAL INTERMEDIATE PRODUCT - 0.1%
2,002	Mueller Industries, Inc.	161,702
524	RBC Bearings, Inc.(a)	175,597
		337,299
	INDUSTRIAL REIT - 1.2%
5,168	Americold Realty Trust, Inc.	123,308
898	EastGroup Properties, Inc.	154,645
2,404	First Industrial Realty Trust, Inc.	128,494
4,378	Lineage, Inc.	277,653
17,131	Prologis, Inc.	2,000,559
4,101	Rexford Industrial Realty, Inc.	172,570
3,403	STAG Industrial, Inc.	125,196
1,805	Terreno Realty Corporation	109,437
		3,091,862
	INDUSTRIAL SUPPORT SERVICES - 1.3%
679	Applied Industrial Technologies, Inc.	186,535
3,731	Core & Main, Inc.(a)	181,140
10,291	Fastenal Company	859,916
832	SiteOne Landscape Supply, Inc.(a)	127,504
3,228	U-Haul Holding Company(a)	228,123
1,172	United Rentals, Inc.	1,014,952
738	Watsco, Inc.	407,081
914	WESCO International, Inc.	193,375
3,480	WillScot Holdings Corporation(a)	133,075
		3,331,701

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	INFRASTRUCTURE REIT - 0.7%
7,653	Crown Castle, Inc.	$813,131
1,911	SBA Communications Corporation, Class A	432,364
427	Texas Pacific Land Corporation	683,238
		1,928,733
	INSTITUTIONAL FINANCIAL SERVICES - 1.9%
1,917	Cboe Global Markets, Inc.	413,784
699	Evercore, Inc., Class A	215,222
1,262	Houlihan Lokey, Inc.	238,632
7,324	Interactive Brokers Group, Inc., Class A	1,399,543
10,268	Intercontinental Exchange, Inc.	1,652,737
3,759	Jefferies Financial Group, Inc.	297,487
2,334	SEI Investments Company	192,858
3,855	Tradeweb Markets, Inc., Class A	522,353
		4,932,616
	INSURANCE - 3.6%
9,795	Aflac, Inc.	1,116,630
1,520	American Financial Group, Inc.	223,227
11,767	American International Group, Inc.	904,647
5,098	Brown & Brown, Inc.	576,584
2,796	Cincinnati Financial Corporation	446,885
10,224	Corebridge Financial, Inc.	330,951
930	Erie Indemnity Company, Class A	409,721
1,651	Globe Life, Inc.	183,657
412	Kinsale Capital Group, Inc.	209,477
3,971	Loews Corporation	344,405
235	Markel Group, Inc.(a)	418,986
4,666	Old Republic International Corporation	181,834
599	Primerica, Inc.	181,347
10,621	Progressive Corporation (The)	2,855,774
1,198	Reinsurance Group of America, Inc.	273,623
811	RLI Corporation	142,655
4,473	Ryan Specialty Group Holdings, Inc., Class A	337,264
6,965	W R Berkley Corporation	449,591
		9,587,258

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	INTERNET MEDIA & SERVICES - 0.1%
4,703	Maplebear, Inc.(a)	$205,380

	LEISURE FACILITIES & SERVICES - 0.8%
2,118	Cava Group, Inc.(a)	298,426
1,596	Planet Fitness, Inc., A(a)	158,882
1,145	Texas Roadhouse, Inc.	235,034
3,062	TKO Group Holdings, Inc.(a)	422,434
720	Vail Resorts, Inc.	129,053
529	Wingstop, Inc.	173,919
4,749	Yum! Brands, Inc.	659,826
		2,077,574
	MACHINERY - 3.4%
1,304	AGCO Corporation	131,978
8,230	Caterpillar, Inc.	3,342,286
1,006	Crane Company	183,172
663	Curtiss-Wright Corporation	247,717
2,149	Donaldson Company, Inc.	167,729
2,952	Graco, Inc.	268,868
1,328	IDEX Corporation	306,277
7,137	Ingersoll Rand, Inc.	743,461
990	Lincoln Electric Holdings, Inc.	216,295
993	Middleby Corporation (The)(a)	142,386
747	MSA Safety, Inc.	129,836
1,025	Nordson Corporation	267,515
2,284	Parker-Hannifin Corporation	1,605,424
1,257	Regal Rexnord Corporation	217,096
938	Snap-on, Inc.	346,769
1,827	Toro Company (The)	159,095
4,357	Veralto Corporation	471,384
		8,947,288
	MEDICAL EQUIPMENT & DEVICES - 4.2%
1,370	Align Technology, Inc.(a)	318,895
9,536	Baxter International, Inc.	321,459
518	Bio-Rad Laboratories, Inc., Class A(a)	176,395

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 4.2% (Continued)
2,679	Bruker Corporation	$155,248
7,795	DexCom, Inc.(a)	607,932
11,193	Edwards Lifesciences Corporation(a)	798,620
7,925	GE HealthCare Technologies, Inc.	659,518
961	Glaukos Corporation(a)	138,048
2,389	Globus Medical, Inc., Class A(a)	204,522
4,245	Hologic, Inc.(a)	337,478
1,537	IDEXX Laboratories, Inc.(a)	648,230
1,275	Insulet Corporation(a)	340,145
6,381	Intuitive Surgical, Inc.(a)	3,458,501
1,253	Lantheus Holdings, Inc.(a)	111,855
372	Mettler-Toledo International, Inc.(a)	465,446
739	Penumbra, Inc.(a)	180,405
1,007	Repligen Corporation(a)	151,594
2,638	ResMed, Inc.	656,915
2,213	Revvity, Inc.	257,018
3,265	Solventum Corporation(a)	233,480
1,762	STERIS plc	385,984
1,355	West Pharmaceutical Services, Inc.	441,296
		11,048,984
	METALS & MINING - 1.3%
4,253	Alcoa Corporation	197,467
23,648	Freeport-McMoRan, Inc.	1,045,242
20,679	Newmont Corporation	867,277
1,182	Royal Gold, Inc.	172,879
12,969	Southern Copper Corporation	1,301,439
		3,584,304
	MORTGAGE FINANCE - 0.2%
14,478	AGNC Investment Corporation	139,857
9,435	Annaly Capital Management, Inc.	188,040
6,280	Starwood Property Trust, Inc.	127,924
		455,821
	MULTI ASSET CLASS REIT - 0.1%
3,393	Vornado Realty Trust	146,069

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	MULTI ASSET CLASS REIT - 0.1% (Continued)
4,029	WP Carey, Inc.	$229,895
		375,964
	OFFICE REIT - 0.2%
3,288	Alexandria Real Estate Equities, Inc.	362,436
2,926	BXP, Inc.	239,903
		602,339
	OIL & GAS PRODUCERS - 8.0%
8,515	Antero Midstream Corporation	135,985
5,327	Antero Resources Corporation(a)	174,140
6,959	APA Corporation	157,621
4,136	Cheniere Energy, Inc.	926,505
1,182	Chord Energy Corporation	150,729
2,647	ConocoPhillips	286,776
13,147	Coterra Energy, Inc.	351,288
11,839	Devon Energy Corporation	449,290
5,624	Diamondback Energy, Inc.	998,766
1,731	DT Midstream, Inc.	183,694
10,571	EOG Resources, Inc.	1,408,691
3,445	Expand Energy Corporation	340,917
79,966	Exxon Mobil Corporation	9,432,789
4,312	Hess Midstream, L.P., Class A	163,425
3,670	HF Sinclair Corporation	150,213
39,299	Kinder Morgan, Inc.	1,110,983
2,915	Kinetik Holdings, Inc.	172,043
370	Murphy USA, Inc.	202,686
16,808	Occidental Petroleum Corporation	850,149
10,876	ONEOK, Inc.	1,235,514
5,051	Ovintiv, Inc.	229,416
15,149	Permian Resources Corporation	237,233
4,276	Range Resources Corporation	152,824
4,105	Targa Resources Corporation	838,652
5,968	Valero Energy Corporation	830,029
3,498	Viper Energy, Inc.	189,277
		21,359,635

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 1.0%
18,056	Baker Hughes Company	$793,561
16,350	Halliburton Company	520,911
26,156	Schlumberger N.V.	1,149,295
1,456	Weatherford International plc	119,829
		2,583,596
	PUBLISHING & BROADCASTING - 0.1%
10,473	News Corporation, Class A	307,383

	RENEWABLE ENERGY - 0.2%
2,621	Enphase Energy, Inc.(a)	187,008
1,895	First Solar, Inc.(a)	377,617
		564,625
	RESIDENTIAL REIT - 1.1%
6,877	American Homes 4 Rent, Class A	263,320
1,970	Camden Property Trust	247,826
3,503	Equity LifeStyle Properties, Inc.	249,869
7,087	Equity Residential	543,289
1,223	Essex Property Trust, Inc.	379,693
11,325	Invitation Homes, Inc.	387,881
2,178	Mid-America Apartment Communities, Inc.	357,540
2,401	Sun Communities, Inc.	303,318
6,056	UDR, Inc.	277,728
		3,010,464
	RETAIL - CONSUMER STAPLES - 0.6%
10,403	Albertsons Companies, Inc.	206,500
2,339	BJ’s Wholesale Club Holdings, Inc.(a)	225,246
654	Casey’s General Stores, Inc.	275,262
4,064	Dollar General Corporation	314,024
4,077	Dollar Tree, Inc.(a)	290,568
1,723	Sprouts Farmers Market, Inc.(a)	266,169
		1,577,769
	RETAIL - DISCRETIONARY - 6.5%
705	AutoNation, Inc.(a)	126,117
296	AutoZone, Inc.(a)	938,184

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	RETAIL - DISCRETIONARY - 6.5% (Continued)
2,148	Builders FirstSource, Inc.(a)	$400,538
2,859	CarMax, Inc.(a)	240,070
3,520	Carvana Company, Class A(a)	916,678
3,801	Ferguson Enterprises, Inc.	820,750
1,882	Floor & Decor Holdings, Inc., Class A(a)	211,179
908	Freshpet, Inc.(a)	138,969
6,633	GameStop Corporation, Class A(a)	192,689
6,409	Gap, Inc. (The)	155,418
2,495	Genuine Parts Company	316,191
17,310	Home Depot, Inc. (The)	7,428,241
457	Lithia Motors, Inc.	176,813
9,885	Lowe’s Companies, Inc.	2,692,971
1,026	O’Reilly Automotive, Inc.(a)	1,275,544
1,185	Penske Automotive Group, Inc.	197,350
1,856	Tractor Supply Company	526,492
2,207	Williams-Sonoma, Inc.	379,648
		17,133,842
	RETAIL REIT - 0.7%
1,786	Agree Realty Corporation	137,165
5,506	Brixmor Property Group, Inc.	165,565
1,514	Federal Realty Investment Trust	176,608
3,239	NNN REIT, Inc.	142,451
3,369	Regency Centers Corporation	254,663
5,825	Simon Property Group, Inc.	1,069,470
		1,945,922
	SELF-STORAGE REIT - 0.7%
4,060	CubeSmart	201,214
3,852	Extra Space Storage, Inc.	658,538
3,128	Public Storage	1,088,700
		1,948,452
	SEMICONDUCTORS - 9.1%
4,600	Amkor Technology, Inc.	121,624
2,573	Astera Labs, Inc.(a)	265,662
82,292	Broadcom, Inc.	13,337,886

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	SEMICONDUCTORS - 9.1% (Continued)
2,674	Coherent Corporation(a)	$267,828
2,779	Entegris, Inc.	293,546
10,159	GLOBALFOUNDRIES, Inc.(a)	439,377
2,419	KLA Corporation	1,565,166
2,538	Lattice Semiconductor Corporation(a)	144,032
1,222	MACOM Technology Solutions Holdings, Inc.(a)	162,306
16,238	Marvell Technology, Inc.	1,505,100
9,640	Microchip Technology, Inc.	657,159
1,268	MKS Instruments, Inc.	144,096
861	Monolithic Power Systems, Inc.	488,738
7,899	ON Semiconductor Corporation(a)	561,777
881	Onto Innovation, Inc.(a)	144,643
1,710	Qorvo, Inc.(a)	118,076
20,608	QUALCOMM, Inc.	3,266,986
2,916	Skyworks Solutions, Inc.	255,412
2,978	Teradyne, Inc.	327,580
865	Universal Display Corporation	142,310
		24,209,304
	SOFTWARE - 8.2%
1,518	Altair Engineering, Inc., Class A(a)	160,316
1,584	ANSYS, Inc.(a)	556,142
656	Appfolio, Inc., Class A(a)	166,460
1,150	Aspen Technology, Inc.(a)	287,500
6,018	Bentley Systems, Inc., Class B	297,891
11,153	CCC Intelligent Solutions Holdings, Inc.(a)	140,528
6,210	Cloudflare, Inc., Class A(a)	619,944
6,209	Confluent, Inc., Class A(a)	191,486
6,161	Datadog, Inc., Class A(a)	941,093
3,438	DocuSign, Inc.(a)	273,974
5,275	Dynatrace, Inc.(a)	296,402
1,882	Elastic N.V.(a)	206,004
13,438	Fortinet, Inc.(a)	1,277,282
10,886	Gen Digital, Inc.	335,833
3,028	Gitlab, Inc.(a)	193,035

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	SOFTWARE - 8.2% (Continued)
1,422	Guidewire Software, Inc.(a)	$288,510
3,716	HashiCorp, Inc.(a)	124,932
5,640	Informatica, Inc., Class A(a)	149,573
4,646	Klaviyo, Inc.(a)	172,552
1,080	Manhattan Associates, Inc.(a)	308,275
3,154	MicroStrategy, Inc., Class A(a)	1,222,080
1,402	MongoDB, Inc.(a)	452,131
4,727	Nutanix, Inc., Class A(a)	308,579
3,136	Okta, Inc.(a)	243,228
40,529	Palantir Technologies, Inc., Class A(a)	2,718,685
5,822	Palo Alto Networks, Inc.(a)	2,257,888
1,074	Paycom Software, Inc.	249,082
993	Paylocity Holding Corporation(a)	206,087
2,601	Procore Technologies, Inc.(a)	211,201
1,943	Roper Technologies, Inc.	1,100,593
10,071	Samsara, Inc., Class A(a)	538,698
6,063	SentinelOne, Inc.(a)	169,461
5,958	Snowflake, Inc.(a)	1,041,458
688	SPS Commerce, Inc.(a)	132,832
4,553	SS&C Technologies Holdings, Inc.	352,129
2,837	Synopsys, Inc.(a)	1,584,436
766	Tyler Technologies, Inc.(a)	481,944
9,770	UiPath, Inc., Class A(a)	138,832
6,525	Unity Software, Inc.(a)	157,318
3,022	Veeva Systems, Inc., Class A(a)	688,563
2,789	Zscaler, Inc.(a)	576,180
		21,819,137
	SPECIALTY FINANCE - 0.4%
1,912	Essent Group Ltd.	110,475
1,805	FTAI Aviation Ltd.	304,720
37,006	Rocket Companies, Inc.(a)	537,698
29,298	UWM Holdings Corporation	190,730
		1,143,623

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	SPECIALTY REIT - 0.1%
1,824	Lamar Advertising Company, Class A	$244,452

	STEEL - 0.6%
2,141	ATI, Inc.(a)	128,824
866	Carpenter Technology Corporation	168,039
4,210	Nucor Corporation	651,244
978	Reliance, Inc.	314,173
2,629	Steel Dynamics, Inc.	381,915
		1,644,195
	TECHNOLOGY HARDWARE - 2.0%
5,594	Arista Networks, Inc.(a)	2,270,157
950	Arrow Electronics, Inc.(a)	114,152
2,444	Ciena Corporation(a)	170,396
1,615	Dolby Laboratories, Inc., Class A	126,487
1,038	F5, Inc.(a)	259,863
6,878	Flex Ltd.(a)	268,036
1,889	Jabil, Inc.	256,583
5,932	Juniper Networks, Inc.	213,077
3,625	NetApp, Inc.	444,570
11,270	Super Micro Computer, Inc.(a)	367,853
1,049	Ubiquiti, Inc.	363,468
5,964	Western Digital Corporation(a)	435,312
		5,289,954
	TECHNOLOGY SERVICES - 4.4%
6,584	Affirm Holdings, Inc.(a)	460,946
2,061	Amdocs Ltd.	178,730
1,862	Amentum Holdings, Inc.(a)	45,340
7,392	Automatic Data Processing, Inc.	2,268,826
386	CACI International, Inc., Class A(a)	177,514
2,411	CDW Corporation	424,167
4,378	Coinbase Global, Inc., Class A(a)	1,296,763
1,241	Corpay, Inc.(a)	473,044
7,859	CoStar Group, Inc.(a)	639,251
1,027	EPAM Systems, Inc.(a)	250,506

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	TECHNOLOGY SERVICES - 4.4% (Continued)
2,312	Equifax, Inc.	$604,727
436	Fair Isaac Corporation(a)	1,035,512
3,141	Genpact Ltd.	144,989
1,303	Jack Henry & Associates, Inc.	229,563
694	MarketAxess Holdings, Inc.	179,531
1,362	MSCI, Inc.	830,316
6,434	Paychex, Inc.	941,101
856	Science Applications International Corporation	106,358
1,597	Shift4 Payments, Inc.(a)	182,186
9,629	Toast, Inc., Class A(a)	419,247
2,547	Verisk Analytics, Inc.	749,353
717	WEX, Inc.(a)	135,269
		11,773,239
	TELECOMMUNICATIONS - 0.1%
5,310	AST SpaceMobile, Inc.(a)	126,431
5,076	EchoStar Corporation, Class A(a)	128,372
4,476	Frontier Communications Parent, Inc.(a)	155,810
		410,613
	TIMBER REIT - 0.2%
13,074	Weyerhaeuser Company	421,767

	TRANSPORTATION & LOGISTICS - 3.6%
1,976	CH Robinson Worldwide, Inc.	208,626
35,063	CSX Corporation	1,281,553
10,906	Delta Air Lines, Inc.	696,021
2,430	Expeditors International of Washington, Inc.	295,585
4,910	FedEx Corporation	1,486,110
1,868	JB Hunt Transport Services, Inc.	353,257
1,086	Kirby Corporation(a)	137,390
2,897	Knight-Swift Transportation Holdings, Inc.	171,966
622	Landstar System, Inc.	115,642
4,140	Norfolk Southern Corporation	1,142,019
4,000	Old Dominion Freight Line, Inc.	900,560
510	Saia, Inc.(a)	290,231

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	TRANSPORTATION & LOGISTICS - 3.6% (Continued)
15,028	United Parcel Service, Inc.,	$2,039,601
2,284	XPO, Inc.(a)	348,104
		9,466,665
	TRANSPORTATION EQUIPMENT - 0.5%
1,474	Allison Transmission Holdings, Inc.	174,669
9,473	PACCAR, Inc.	1,108,341
		1,283,010
	WHOLESALE - CONSUMER STAPLES - 0.7%
8,897	Archer-Daniels-Midland Company	485,776
2,593	Bunge Global S.A.	232,696
2,746	Performance Food Group Co.(a)	242,307
8,411	Sysco Corporation	648,573
4,451	US Foods Holding Corporation(a)	310,546
		1,919,898
	WHOLESALE - DISCRETIONARY - 0.5%
17,230	Copart, Inc.(a)	1,092,210
678	Pool Corporation	255,667
		1,347,877

	TOTAL COMMON STOCKS (Cost $238,709,380)	264,239,927

	TOTAL INVESTMENTS - 99.6% (Cost $238,709,380)	$264,239,927
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	936,862
	NET ASSETS - 100.0%	$265,176,789

LLC	- Limited Liability Company

L.P.	- Limited Partnership

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

(a)	Non-income producing security.

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2024

	Inspire Global Hope	Inspire Small/Mid	Inspire Corporate
	ETF	Cap ETF	Bond ETF	Inspire 100 ETF
ASSETS
Investment securities:
At cost	$95,416,821	$187,622,442	$327,366,744	$297,055,993
At value (includes securities on loan with a market value of $406,316, $6,259,268, $0, $0)	$109,401,273	$217,877,584	$327,788,816	$352,788,930
Cash	235,254	1,250,745	1,236,003	510,719
Foreign currencies (Cost $84,322, $0, $0 and $0, respectively)	84,213	—	—	—
Dividends and interest receivable	116,017	163,416	3,665,015	248,714
Reclaims receivable	365,314	—	—	2,700
Prepaid expenses	—	4,919	5,991	7,186
TOTAL ASSETS	110,202,071	219,296,664	332,695,825	353,558,249

LIABILITIES
Securities lending collateral payable	416,869	6,329,498	—	—
Investment advisory fees payable	26,603	49,033	80,789	72,626
Custody fees payable	16,376	16,066	7,945	11,634
Audit fees payable	16,917	16,261	16,261	—
Payable to related parties	9,300	13,826	28,434	19,352
Accrued expenses and other liabilities	11,914	9,411	12,532	12,427
TOTAL LIABILITIES	497,979	6,434,095	145,961	116,039
NET ASSETS	$109,704,092	$212,862,569	$332,549,864	$353,442,210

Net Assets Consist Of:
Paid in capital	$96,519,307	$191,403,833	$351,209,777	$347,801,721
Accumulated earnings (deficit)	13,184,785	21,458,736	(18,659,913)	5,640,489
NET ASSETS	$109,704,092	$212,862,569	$332,549,864	$353,442,210

Net Asset Value Per Share:
Net Assets	$109,704,092	$212,862,569	$332,549,864	$353,442,210
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,800,000	5,250,000	14,000,000	8,350,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$39.18	$40.55	$23.75	$42.33

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
November 30, 2024

	Inspire International	Inspire Tactical	Inspire	Inspire Fidelis Multi
	ETF	Balanced ETF	Momentum ETF	Factor ETF	Inspire 500 ETF
ASSETS
Investment securities:
At cost	$285,106,284	$85,826,064	$61,292,183	$82,799,059	$238,709,380
At value (includes securities on loan with a market value of $2,939,572, $893,956, $0, $44,030, $0)	$303,632,329	$96,070,515	$74,449,112	$94,555,592	$264,239,927
Cash	90,636	413,614	94,572	99,034	614,553
Foreign currencies (Cost $280,986, $0, $0, $0 and $0, respectively)	281,758	—	—	—	—
Dividends and interest receivable	365,328	89,084	21,769	89,272	298,739
Reclaims receivable	1,013,577	4,968	528	16,273	1,913
Receivable for fund shares sold	—	—	—	—	5,642,073
Prepaid expenses	4,694	1,432	2,930	291	—
TOTAL ASSETS	305,388,322	96,579,613	74,568,911	94,760,462	270,797,205

LIABILITIES
Securities lending collateral payable	3,126,667	899,150	—	42,665	—
Investment advisory fees payable	111,719	38,243	30,918	33,683	21,919
Custody fees payable	24,701	4,370	3,862	5,959	—
Audit fees payable	16,223	16,262	16,268	16,279	—
Payable to related parties	13,128	5,762	7,108	4,307	—
Payable for investments purchased	—	—	—	—	5,598,497
Accrued expenses and other liabilities	11,336	15,266	7,198	10,639	—
TOTAL LIABILITIES	3,303,774	979,053	65,354	113,532	5,620,416
NET ASSETS	$302,084,548	$95,600,560	$74,503,557	$94,646,930	$265,176,789

Net Assets Consist Of:
Paid in capital	$292,847,893	$93,717,154	$66,473,259	$77,551,552	$239,521,117
Accumulated earnings	9,236,655	1,883,406	8,030,298	17,095,378	25,655,672
NET ASSETS	$302,084,548	$95,600,560	$74,503,557	$94,646,930	$265,176,789

Net Asset Value Per Share:
Net Assets	$302,084,548	$95,600,560	$74,503,557	$94,646,930	$265,176,789
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	10,050,000	3,375,000	2,275,000	2,775,000	1,175,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$30.06	$28.33	$32.75	$34.11	$225.68

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF OPERATIONS
For the Year Ended November 30, 2024

	Inspire Global Hope	Inspire Small/Mid	Inspire Corporate
	ETF	Cap ETF	Bond ETF	Inspire 100 ETF
INVESTMENT INCOME
Dividends	$3,264,348	$2,991,735	$—	$4,491,510
Interest	17,222	45,231	13,539,606	23,250
Securities lending income	11,634	175,651	2,266	731
Less: Foreign withholding taxes	(325,259)	(426)	—	—
TOTAL INVESTMENT INCOME	2,967,945	3,212,191	13,541,872	4,515,491

EXPENSES
Investment advisory fees	396,167	554,759	881,466	1,006,857
Custodian fees	130,788	95,900	22,469	34,183
Administrative services	122,987	127,497	227,106	191,182
Printing and postage expenses	20,704	26,683	38,361	36,955
Audit fees	17,014	17,014	17,000	16,210
Professional fees	16,695	16,039	20,776	23,810
Legal fees	16,077	17,075	19,421	14,999
Trustees fees and expenses	15,455	15,320	15,414	11,598
Transfer agent fees	14,873	14,141	15,175	7,480
Insurance expense	4,202	4,000	5,699	6,192
Other Expenses	13,542	16,213	11,106	12,371
TOTAL EXPENSES	768,504	904,641	1,273,993	1,361,837

Less: Fees waived by the Adviser	—	—	—	(186,741)
NET EXPENSES	768,504	904,641	1,273,993	1,175,096

NET INVESTMENT INCOME	2,199,441	2,307,550	12,267,879	3,340,395

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions	18,586,155	17,485,220	1,692,524	37,145,801
Investments	8,378,834	1,690,265	(998,219)	(3,067,075)
Foreign currency transactions	(20,195)	—	—	—
	26,944,794	19,175,485	694,305	34,078,726
Net change in unrealized appreciation (depreciation) on:
Investments	(1,766,347)	30,220,362	8,382,659	53,538,833
Foreign currency translations	(9,335)	—	—	—
	(1,775,682)	30,220,362	8,382,659	53,538,833

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	25,169,112	49,395,847	9,076,964	87,617,559

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,368,553	$51,703,397	$21,344,843	$90,957,954

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF OPERATIONS (Continued)
For the Year Ended November 30, 2024

	Inspire International	Inspire Tactical	Inspire	Inspire Fidelis Multi
	ETF	Balanced ETF	Momentum ETF	Factor ETF	Inspire 500 ETF *
INVESTMENT INCOME
Dividends	$9,749,608	$1,866,732	$843,795	$1,343,349	$1,626,536
Interest	40,249	13,464	39,791	—	—
Securities lending income	58,141	981	281	15,551	—
Reclaims receivable	435,328	—	—	—	—
Less: Foreign withholding taxes	(1,740,697)	(14,567)	—	(15,374)	—
TOTAL INVESTMENT INCOME	8,542,629	1,866,610	883,867	1,343,526	1,626,536

EXPENSES
Investment advisory fees	1,256,578	448,098	399,637	373,831	98,588
Administrative services	184,935	71,914	75,874	75,842	—
Custodian fees	244,858	12,474	8,675	24,782	—
Printing and postage expenses	33,301	16,369	18,220	16,940	—
Transfer agent fees	21,618	11,200	10,752	11,832	—
Professional fees	20,330	12,390	9,082	11,708	—
Legal fees	19,104	15,536	25,464	15,178	—
Audit fees	17,014	17,014	17,014	17,014	—
Trustees fees and expenses	14,679	14,904	15,365	15,052	—
Insurance expense	4,798	3,301	2,701	3,001	—
Other Expenses	19,905	9,914	11,151	12,176	—
TOTAL EXPENSES	1,837,120	633,114	593,935	577,356	98,588

Less: Fees waived by the Adviser	—	—	(101,431)	—	—
NET EXPENSES	1,837,120	633,114	492,504	577,356	98,588

NET INVESTMENT INCOME	6,705,509	1,233,496	391,363	766,170	1,527,948

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions	4,011,655	1,318,317	2,117,242	5,224,171	200,591
Investments	9,403,590	7,230,524	812,081	6,817,939	(352,515)
Foreign currency transactions	(72,402)	(87)	—	(25)	—
	13,342,843	8,548,754	2,929,323	12,042,085	(151,924)
Net change in unrealized appreciation (depreciation) on:
Investments	5,325,301	7,521,778	12,066,460	6,853,011	25,530,547
Foreign currency translations	(28,052)	(97)	(17)	(167)	—
	5,297,249	7,521,681	12,066,443	6,852,844	25,530,547

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	18,640,092	16,070,435	14,995,766	18,894,929	25,378,623

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,345,601	$17,303,931	$15,387,129	$19,661,099	$26,906,571

*	The Inspire 500 ETF commenced operations on March 25, 2024.

See accompanying notes to financial statements.

Inspire Global Hope ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30, 2024	November 30, 2023
FROM OPERATIONS
Net investment income	$2,199,441	$2,805,100
Net realized gain (loss) on in-kind redemptions, investments and foreign currency transactions	26,944,794	(2,940,962)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(1,775,682)	8,378,731
Net increase in net assets resulting from operations	27,368,553	8,242,869

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(2,698,930)	(2,630,640)
Net decrease in net assets resulting from distributions to shareholders	(2,698,930)	(2,630,640)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	—	25,848,597
Cost of shares redeemed	(81,741,323)	(1,594,985)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(81,741,323)	24,253,612

TOTAL INCREASE (DECREASE) IN NET ASSETS	(57,071,700)	29,865,841

NET ASSETS
Beginning of Year	166,775,792	136,909,951
End of Year	$109,704,092	$166,775,792

SHARE ACTIVITY
Shares Sold	—	800,000
Shares Redeemed	(2,200,000)	(50,000)
Net increase (decrease) in shares of beneficial interest outstanding	(2,200,000)	750,000

See accompanying notes to financial statements.

Inspire Small/Mid Cap ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30, 2024	November 30, 2023
FROM OPERATIONS
Net investment income	$2,307,550	$1,898,514
Net realized gain (loss) on in-kind redemptions and investments	19,175,485	(4,035,381)
Net change in unrealized appreciation (depreciation) on investments	30,220,362	(1,610,631)
Net increase (decrease) in net assets resulting from operations	51,703,397	(3,747,498)

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(2,458,940)	(1,603,670)
Net decrease in net assets resulting from distributions to shareholders	(2,458,940)	(1,603,670)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	63,933,739	80,203,159
Cost of shares redeemed	(69,346,878)	(30,933,514)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(5,413,139)	49,269,645

TOTAL INCREASE IN NET ASSETS	43,831,318	43,918,477

NET ASSETS
Beginning of Year	169,031,251	125,112,774
End of Year	$212,862,569	$169,031,251

SHARE ACTIVITY
Shares Sold	1,750,000	2,500,000
Shares Redeemed	(1,950,000)	(1,000,000)
Net increase (decrease) in shares of beneficial interest outstanding	(200,000)	1,500,000

See accompanying notes to financial statements.

Inspire Corporate Bond ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30, 2024	November 30, 2023
FROM OPERATIONS
Net investment income	$12,267,879	$8,236,898
Net realized gain (loss) on in-kind redemptions and investments	694,305	(6,487,434)
Net change in unrealized appreciation on investments	8,382,659	6,281,553
Net increase in net assets resulting from operations	21,344,843	8,031,017

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(12,185,950)	(8,091,080)
Net decrease in net assets resulting from distributions to shareholders	(12,185,950)	(8,091,080)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	166,835,228	85,503,385
Cost of shares redeemed	(76,104,963)	(75,795,197)
Net increase in net assets resulting from shares of beneficial interest	90,730,265	9,708,188

TOTAL INCREASE IN NET ASSETS	99,889,158	9,648,125

NET ASSETS
Beginning of Year	232,660,706	223,012,581
End of Year	$332,549,864	$232,660,706

SHARE ACTIVITY
Shares Sold	7,100,000	3,700,000
Shares Redeemed	(3,200,000)	(3,300,000)
Net increase in shares of beneficial interest outstanding	3,900,000	400,000

See accompanying notes to financial statements.

Inspire 100 ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30, 2024	November 30, 2023
FROM OPERATIONS
Net investment income	$3,340,395	$3,062,442
Net realized gain (loss) on in-kind redemptions and investments	34,078,726	(7,515,881)
Net change in unrealized appreciation on investments	53,538,833	17,186,146
Net increase in net assets resulting from operations	90,957,954	12,732,707

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(3,597,375)	(2,666,835)
Net decrease in net assets resulting from distributions to shareholders	(3,597,375)	(2,666,835)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	116,829,272	90,845,213
Cost of shares redeemed	(159,284,769)	(69,911,978)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(42,455,497)	20,933,235

TOTAL INCREASE IN NET ASSETS	44,905,082	30,999,107

NET ASSETS
Beginning of Year	308,537,128	277,538,021
End of Year	$353,442,210	$308,537,128

SHARE ACTIVITY
Shares Sold	3,100,000	2,900,000
Shares Redeemed	(4,200,000)	(2,200,000)
Net increase (decrease) in shares of beneficial interest outstanding	(1,100,000)	700,000

See accompanying notes to financial statements.

Inspire International ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30, 2024	November 30, 2023
FROM OPERATIONS
Net investment income	$6,705,509	$4,687,095
Net realized gain (loss) on in-kind redemptions, investments and foreign currency transactions	13,342,843	(4,080,697)
Net change in unrealized appreciation on investments and foreign currency translations	5,297,249	13,215,883
Net increase in net assets resulting from operations	25,345,601	13,822,281

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(7,509,030)	(4,410,875)
Net decrease in net assets resulting from distributions to shareholders	(7,509,030)	(4,410,875)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	76,917,626	95,494,607
Cost of shares redeemed	(20,358,989)	(18,045,544)
Net increase in net assets resulting from shares of beneficial interest	56,558,637	77,449,063

TOTAL INCREASE IN NET ASSETS	74,395,208	86,860,469

NET ASSETS
Beginning of Year	227,689,340	140,828,871
End of Year	$302,084,548	$227,689,340

SHARE ACTIVITY
Shares Sold	2,550,000	3,500,000
Shares Redeemed	(700,000)	(650,000)
Net increase in shares of beneficial interest outstanding	1,850,000	2,850,000

See accompanying notes to financial statements.

Inspire Tactical Balanced ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30, 2024	November 30, 2023
FROM OPERATIONS
Net investment income	$1,233,496	$2,301,321
Net realized gain (loss) on in-kind redemptions, investments and foreign currency transactions	8,548,754	(786,475)
Distributions of capital gains from underlying investment companies	—	187
Net change in unrealized appreciation on investments and foreign currency translations	7,521,681	1,719,431
Net increase in net assets resulting from operations	17,303,931	3,234,464

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(1,260,097)	(2,555,168)
Net decrease in net assets resulting from distributions to shareholders	(1,260,097)	(2,555,168)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	6,454,888	3,449,743
Cost of shares redeemed	(10,328,616)	(26,432,473)
Net decrease in net assets resulting from shares of beneficial interest	(3,873,728)	(22,982,730)

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,170,106	(22,303,434)

NET ASSETS
Beginning of Year	83,430,454	105,733,888
End of Year	$95,600,560	$83,430,454

SHARE ACTIVITY
Shares Sold	250,000	150,000
Shares Redeemed	(400,000)	(1,150,000)
Net decrease in shares of beneficial interest outstanding	(150,000)	(1,000,000)

See accompanying notes to financial statements.

Inspire Momentum ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30, 2024	November 30, 2023
FROM OPERATIONS
Net investment income	$391,363	$513,918
Net realized gain on in-kind redemptions, investments and foreign currency transactions	2,929,323	2,439,617
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	12,066,443	(312,533)
Net increase in net assets resulting from operations	15,387,129	2,641,002

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(497,272)	(445,820)
Net decrease in net assets resulting from distributions to shareholders	(497,272)	(445,820)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	27,151,965	20,970,873
Cost of shares redeemed	(12,633,966)	(18,352,614)
Net increase in net assets resulting from shares of beneficial interest	14,517,999	2,618,259

TOTAL INCREASE IN NET ASSETS	29,407,856	4,813,441

NET ASSETS
Beginning of Year	45,095,701	40,282,260
End of Year	$74,503,557	$45,095,701

SHARE ACTIVITY
Shares Sold	925,000	875,000
Shares Redeemed	(425,000)	(775,000)
Net increase in shares of beneficial interest outstanding	500,000	100,000

See accompanying notes to financial statements.

Inspire Fidelis Multi Factor ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30, 2024	November 30, 2023
FROM OPERATIONS
Net investment income	$766,170	$641,466
Net realized gain on in-kind redemptions, investments and foreign currency transactions	12,042,085	1,345,813
Net change in unrealized appreciation on investments and foreign currency translations	6,852,844	1,175,033
Net increase in net assets resulting from operations	19,661,099	3,162,312

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(954,623)	(464,685)
Net decrease in net assets resulting from distributions to shareholders	(954,623)	(464,685)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	45,394,608	23,509,996
Cost of shares redeemed	(40,032,935)	(2,544,140)
Net increase in net assets resulting from shares of beneficial interest	5,361,673	20,965,856

TOTAL INCREASE IN NET ASSETS	24,068,149	23,663,483

NET ASSETS
Beginning of Year	70,578,781	46,915,298
End of Year	$94,646,930	$70,578,781

SHARE ACTIVITY
Shares Sold	1,475,000	900,000
Shares Redeemed	(1,300,000)	(100,000)
Net increase in shares of beneficial interest outstanding	175,000	800,000

See accompanying notes to financial statements.

Inspire 500 ETF
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
November 30, 2024 *
FROM OPERATIONS
Net investment income	$1,527,948
Net realized loss on in-kind redemptions and investments	(151,924)
Net change in unrealized appreciation on investments	25,530,547
Net increase in net assets resulting from operations	26,906,571

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(1,049,460)
Net decrease in net assets resulting from distributions to shareholders	(1,049,460)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	249,123,235
Cost of shares redeemed	(9,803,557)
Net increase in net assets resulting from shares of beneficial interest	239,319,678

TOTAL INCREASE IN NET ASSETS	265,176,789

NET ASSETS
Beginning of Period	—
End of Period	$265,176,789

SHARE ACTIVITY
Shares Sold	1,225,000
Shares Redeemed	(50,000)
Net increase in shares of beneficial interest outstanding	1,175,000

*	The Inspire 500 ETF commenced operations on March 25, 2024.

See accompanying notes to financial statements.

Inspire Global Hope ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	November 30, 2024	November 30, 2023	November 30, 2022		November 30, 2021	November 30, 2020
Net asset value, beginning of year	$33.36	$32.21	$38.68		$32.12	$29.21

Activity from investment operations:
Net investment income (1)	0.61	0.61	0.57		0.78	0.50
Net realized and unrealized gain (loss) on investments	5.96	1.11	(3.62)		6.46	2.96
Total from investment operations	6.57	1.72	(3.05)		7.24	3.46

Less distributions from:
Net investment income	(0.75)	(0.57)	(0.52)		(0.68)	(0.52)
Net realized gains	—	—	(2.90)		—	(0.03)
Total distributions	(0.75)	(0.57)	(3.42)		(0.68)	(0.55)

Net asset value, end of year	$39.18	$33.36	$32.21		$38.68	$32.12
Total return (3)	19.83%	5.43%	(8.59)%		22.63%	12.35%
Net assets, at end of year (000s)	$109,704	$166,776	$136,910		$137,329	$120,453

Ratio of gross expenses to average net assets	0.58%	0.56%	0.61	% (5)	0.49%	0.61%
Ratio of net expenses to average net assets	0.58%	0.56%	0.61	% (4)	0.49%	0.61%
Ratio of net investment income to average net assets	1.67%	1.87%	1.74%		2.08%	1.82%
Portfolio Turnover Rate (2)	41%	41%	51%		94%	36%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Represents the ratio of net expenses to average net assets after adviser recapture of waived/reimbursed fees from prior years.

(5)	Represents the ratio of gross expenses to average net assets before adviser recapture of waived/reimbursed fees from prior years.

See accompanying notes to financial statements.

Inspire Small/Mid Cap ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021		November 30, 2020
Net asset value, beginning of year	$31.01	$31.67	$36.13	$27.74		$27.56

Activity from investment operations:
Net investment income (1)	0.45	0.40	0.38	0.38		0.37
Net realized and unrealized gain (loss) on investments	9.57	(0.72)	(1.46)	8.32		0.13	(4)
Total from investment operations	10.02	(0.32)	(1.08)	8.70		0.50

Less distributions from:
Net investment income	(0.48)	(0.34)	(0.32)	(0.31)		(0.31)
Net realized gains	—	—	(3.00)	—		(0.01)
Return of capital	—	—	(0.06)	—		—
Total distributions	(0.48)	(0.34)	(3.38)	(0.31)		(0.32)

Net asset value, end of year	$40.55	$31.01	$31.67	$36.13		$27.74
Total return (3)	32.53%	(0.98)%	(3.34)%	31.44%		2.12%
Net assets, at end of year (000s)	$212,863	$169,031	$125,113	$124,658		$85,988

Ratio of gross expenses to average net assets	0.49%	0.53%	0.54%	0.48	% (6)	0.57	% (6)
Ratio of net expenses to average net assets	0.49%	0.53%	0.54%	0.52	% (5)	0.60	% (5)
Ratio of net investment income to average net assets	1.25%	1.30%	1.21%	1.08%		1.53%
Portfolio Turnover Rate (2)	46%	44%	43%	168%		92%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	The amount of net realized and unrealized gain (loss) on investments per share does not accord with the amounts in the Statements of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

(5)	Represents the ratio of net expenses to average net assets after adviser recapture of waived/reimbursed fees from prior years.

(6)	Represents the ratio of gross expenses to average net assets before adviser recapture of waived/reimbursed fees from prior years

See accompanying notes to financial statements.

Inspire Corporate Bond ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021	November 30, 2020
Net asset value, beginning of year	$23.04	$22.99	$25.89	$26.48	$25.69

Activity from investment operations:
Net investment income (1)	0.98	0.79	0.37	0.27	0.45
Net realized and unrealized gain (loss) on investments	0.71	0.03 (4)	(2.85)	(0.57)	0.86
Total from investment operations	1.69	0.82	(2.48)	(0.30)	1.31

Less distributions from:
Net investment income	(0.98)	(0.77)	(0.35)	(0.29)	(0.44)
Net realized gains	—	—	(0.07)	—	(0.08)
Total distributions	(0.98)	(0.77)	(0.42)	(0.29)	(0.52)

Net asset value, end of year	$23.75	$23.04	$22.99	$25.89	$26.48
Total return (3)	7.44%	3.62%	(9.64)%	(1.15)%	5.16%
Net assets, at end of year (000s)	$332,550	$232,661	$223,013	$238,225	$166,829

Ratio of gross expenses to average net assets	0.43%	0.44%	0.45%	0.44%	0.49%
Ratio of net expenses to average net assets	0.43%	0.44%	0.45%	0.44%	0.49%
Ratio of net investment income to average net assets	4.17%	3.43%	1.56%	1.04%	1.75%
Portfolio Turnover Rate (2)	26%	45%	47%	126%	35%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

See accompanying notes to financial statements.

Inspire 100 ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021	November 30, 2020
Net asset value, beginning of year	$32.65	$31.72	$44.17	$35.98	$29.52

Activity from investment operations:
Net investment income (1)	0.38	0.34	0.35	0.43	0.41
Net realized and unrealized gain (loss) on investments	9.70	0.89	(5.81)	8.39	6.43
Total from investment operations	10.08	1.23	(5.46)	8.82	6.84

Less distributions from:
Net investment income	(0.40)	(0.30)	(0.33)	(0.43)	(0.38)
Net realized gains	—	—	(6.66)	(0.20)	—
Total distributions	(0.40)	(0.30)	(6.99)	(0.63)	(0.38)

Net asset value, end of year	$42.33	$32.65	$31.72	$44.17	$35.98
Total return (3)	31.02%	3.91%	(14.69)%	24.79%	23.50%
Net assets, at end of year (000s)	$353,442	$308,537	$277,538	$295,962	$149,320

Ratio of gross expenses to average net assets (4)	0.41%	0.43%	0.45%	0.42%	0.48%
Ratio of net expenses to average net assets	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets	0.99%	1.06%	1.05%	1.04%	1.31%
Portfolio Turnover Rate (2)	26%	33%	28%	100%	60%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Represents the ratio of gross expenses to average net assets absent of fee waivers and/or expense reimbursements by the adviser.

See accompanying notes to financial statements.

Inspire International ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021	November 30, 2020
Net asset value, beginning of year	$27.77	$26.32	$33.64	$29.40	$26.51

Activity from investment operations:
Net investment income (1)	0.72	0.70	0.61	0.81	0.36
Net realized and unrealized gain (loss) on investments	2.38	1.38	(3.36)	4.22	2.81
Total from investment operations	3.10	2.08	(2.75)	5.03	3.17

Less distributions from:
Net investment income	(0.81)	(0.63)	(0.60)	(0.79)	(0.28)
Net realized gains	—	—	(3.97)	—	—
Total distributions	(0.81)	(0.63)	(4.57)	(0.79)	(0.28)

Net asset value, end of year	$30.06	$27.77	$26.32	$33.64	$29.40
Total return (3)	11.20%	8.01%	(9.32)%	17.11%	12.29%
Net assets, at end of year (000s)	$302,085	$227,689	$140,829	$111,009	$77,902

Ratio of net expenses to average net assets	0.66%	0.73%	0.80%	0.69%	0.94%
Ratio of net investment income to average net assets	2.40%	2.55%	2.29%	2.38%	1.44%
Portfolio Turnover Rate (2)	34%	37%	61%	106%	27%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

See accompanying notes to financial statements.

Inspire Tactical Balanced ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021	November 30, 2020 (1)
Net asset value, beginning of period	$23.67	$23.37	$30.09	$26.26	$25.00

Activity from investment operations:
Net investment income (2)	0.36	0.57	0.21	0.20	0.08
Net realized and unrealized gain (loss) on investments	4.66	0.34	(4.22)	4.93	1.21
Total from investment operations	5.02	0.91	(4.01)	5.13	1.29

Less distributions from:
Net investment income	(0.36)	(0.61)	(0.11)	(0.25)	(0.03)
Net realized gains	—	—	(2.60)	(1.05)	—
Total distributions	(0.36)	(0.61)	(2.71)	(1.30)	(0.03)

Net asset value, end of period	$28.33	$23.67	$23.37	$30.09	$26.26
Total return (4)	21.38%	4.03%	(14.63)%	20.49%	5.18	% (6)
Net assets, at end of period (000s)	$95,601	$83,430	$105,734	$109,824	$71,552

Ratio of net expenses to average net assets (5)	0.71%	0.71%	0.69%	0.69%	0.80%
Ratio of net investment income to average net assets (5)	1.38%	2.46%	0.84%	0.70%	0.81%
Portfolio Turnover Rate (3)	52%	314%	469%	114%	282	% (6)

(1)	The Inspire Tactical Balanced ETF commenced operations on July 15, 2020.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes to financial statements.

Inspire Momentum ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	Year Ended	Year Ended	Year Ended	Period Ended
	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021 (1)
Net asset value, beginning of period	$25.41	$24.05	$29.30	$25.00

Activity from investment operations:
Net investment income (2)	0.19	0.27	0.28	0.08
Net realized and unrealized gain (loss) on investments	7.40	1.33	(4.21)	4.26
Total from investment operations	7.59	1.60	(3.93)	4.34

Less distributions from:
Net investment income	(0.25)	(0.24)	(0.24)	(0.04)
Net realized gains	—	—	(1.08)	—
Total distributions	(0.25)	(0.24)	(1.32)	(0.04)

Net asset value, end of period	$32.75	$25.41	$24.05	$29.30
Total return (4)	30.00%	6.72%	(13.89)%	17.35	% (6)
Net assets, at end of period (000s)	$74,504	$45,096	$40,282	$43,944

Ratio of gross expenses to average net assets (5)	0.96%	1.03%	1.28%	1.02%
Ratio of net expenses to average net assets (5)	0.80%	0.80%	0.95%	1.02%
Ratio of net investment income to average net assets (5)	0.64%	1.11%	1.18%	0.27%
Portfolio Turnover Rate (3)	82%	11%	95%	270	% (6)

(1)	The Inspire Momentum ETF commenced operations on December 7, 2020.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes to financial statements.

Inspire Fidelis Multi Factor ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	Year Ended	Year Ended	Period Ended
	November 30, 2024	November 30, 2023	November 30, 2022 (1)
Net asset value, beginning of period	$27.15	$26.06	$25.00

Activity from investment operations:
Net investment income (2)	0.28	0.30	0.03
Net realized and unrealized gain on investments	7.03	1.01	1.05
Total from investment operations	7.31	1.31	1.08

Less distributions from:
Net investment income	(0.35)	(0.22)	(0.02)
Total distributions	(0.35)	(0.22)	(0.02)

Net asset value, end of period	$34.11	$27.15	$26.06
Total return (4)	27.12%	5.09%	4.33	% (6)
Net assets, at end of period (000s)	$94,647	$70,579	$46,915

Ratio of net expenses to average net assets (5)	0.69%	0.76%	1.09%
Ratio of net investment income to average net assets (5)	0.92%	1.13%	0.48%
Portfolio Turnover Rate (3)	232%	235%	61	% (6)

(1)	The Inspire Fidelis Multi Factor ETF commenced operations on August 23, 2022.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes to financial statements.

Inspire 500 ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Period Ended
	November 30, 2024 (1)
Net asset value, beginning of period	$200.00

Activity from investment operations:
Net investment income (2)	1.96
Net realized and unrealized gain on investments	24.95
Total from investment operations	26.91

Less distributions from:
Net investment income	(1.23)
Total distributions	(1.23)

Net asset value, end of period	$225.68
Total return (4)	13.52	% (6)
Net assets, at end of period (000s)	$265,177

Ratio of net expenses to average net assets (5)	0.09%
Ratio of net investment income to average net assets (5)	1.38%
Portfolio Turnover Rate (3)	9	% (6)

(1)	The Inspire 500 ETF commenced operations on March 25, 2024.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes to financial statements.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS
November 30, 2024

1.	ORGANIZATION

The Inspire Global Hope ETF (“BLES”), Inspire Small/Mid Cap ETF (“ISMD”), Inspire Corporate Bond ETF (“IBD”), Inspire 100 ETF (“BIBL”), Inspire International ETF (“WWJD”), Inspire Tactical Balanced ETF (“RISN”), Inspire Momentum ETF (“GLRY”), Inspire Fidelis Multi Factor ETF (“FDLS”), and Inspire 500 ETF (“PTL”) (each a “Fund” and collectively the “Funds”) are each a diversified series of Northern Lights Fund Trust IV (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. BLES’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Global Hope Index. ISMD’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Small/Mid Cap Index. IBD’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Corporate Bond Index. BIBL’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire 100 Index. WWJD’s investment objective seeks to replicate the investment results that generally correspond, before fees and expenses, to the performance of the Inspire International Index. RISN’s investment objective seeks to provide capital appreciation with lower volatility than the U.S. large cap stock market over the long term. GLRY’s investment objective seeks to outperform the results, before fees and expenses, of the broader U.S. midcap stock market when momentum is in favor. Effective August 9, 2024, GLRY’s investment objective seeks to outperform the results, before fees and expenses, of the broader U.S. stock market when momentum is in favor. FDLS’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the WI Fidelis Multi-Cap, Multi-Factor Index. PTL’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire 500 Index. The investment objectives are non-fundamental. BLES and ISMD commenced operations on February 27, 2017. IBD commenced operations on July 10, 2017. BIBL commenced operations on October 30, 2017. WWJD commenced operations on September 30, 2019. RISN commenced operations on July 15, 2020. GLRY commenced operations on December 7, 2020. FDLS commenced operations on August 23, 2022. PTL commenced operations on March 25, 2024.

Each Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Adviser to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. Due to the significance of oversight and their role, the Adviser is deemed to be the Chief Operating Decision Maker.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2024

to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined or, in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value (“NAV”).

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2024

illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non -traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Securities Lending Risk – Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

Fixed Income Risk – When a Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by a Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by a Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments) . These risks could affect the value of a particular investment by each Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Securities Risk – Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. There is no context in this report for Inspire Impact scores. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2024

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2024 for the Funds’ assets measured at value:

BLES
Assets *	Level 1	Level 2	Level 3		Total
Common Stocks	$108,729,178	$—	$—		$108,729,178
Collateral For Securities Loaned	416,869	—	—		416,869
Preferred Stock	255,226	—	—		255,226
Right	—	—	—	^	—
Total	$109,401,273	$—	$—		$109,401,273

ISMD
Assets *	Level 1	Level 2	Level 3		Total
Common Stocks	$211,548,086	$—	$—		$211,548,086
Collateral For Securities Loaned	6,329,498	—	—		6,329,498
Right	—	—	—	^	—
Total	$217,877,584	$—	$—		$217,877,584

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2024

IBD
Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$327,788,816	$—	$327,788,816
Total	$—	$327,788,816	$—	$327,788,816

BIBL
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$352,788,930	$—	$—	$352,788,930
Total	$352,788,930	$—	$—	$352,788,930

WWJD
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$299,002,407	$—	$—	$299,002,407
Collateral For Securities Loaned	3,126,667	—	—	3,126,667
Preferred Stock	1,503,255	—	—	1,503,255
Total	$303,632,329	$—	$—	$303,632,329

RISN
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$77,182,425	$—	$—	$77,182,425
Collateral For Securities Loaned	899,150	—	—	899,150
Exchange Traded Fund	17,988,940	—	—	17,988,940
Total	$96,070,515	$—	$—	$96,070,515

GLRY
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$74,449,112	$—	$—	$74,449,112
Total	$74,449,112	$—	$—	$74,449,112

FDLS
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$94,512,927	$—	$—	$94,512,927
Collateral For Securities Loaned	42,665	—	—	42,665
Total	$94,555,592	$—	$—	$94,555,592

PTL
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$264,239,927	$—	$—	$264,239,927
Total	$264,239,927	$—	$—	$264,239,927

*	See Schedule of Investments for industry classification.

^	Includes securities valued at $0.

BLES and ISMD held Level 3 securities at the end of the year. The securities classified as Level 3 for BLES and ISMD are deemed immaterial.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2024

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims, as well as payment history and market convention. The Funds may be subject to foreign taxation related to capital gains on the sale of securities in the foreign jurisdictions in which they invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that may be payable if securities were disposed of on the valuation date.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for BLES, ISMD, BIBL, WWJD, RISN, GLRY, FDLS, PTL and monthly for IBD. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years November 30, 2021 - November 30, 2023 or expected to be taken in the Funds’ November 30, 2024, year-end tax returns. Each Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statements of Operations. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds (“ETFs”) – The Funds may invest in ETFs. ETFs are generally a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2024

they hold, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended November 30, 2024, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

Ticker	Purchases	Sales
BLES	$54,754,451	$58,887,798
ISMD	$85,054,580	$87,544,678
IBD	$87,388,143	$74,596,054
BIBL	$87,022,220	$90,793,957
WWJD	$101,425,351	$94,390,827
RISN	$46,180,374	$46,414,891
GLRY	$50,654,058	$49,758,398
FDLS	$224,481,551	$192,379,928
PTL	$14,973,991	$13,604,660

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2024

For the year ended November 30, 2024, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

Ticker	Purchases	Sales
BLES	$—	$77,928,480
ISMD	$62,613,570	$64,906,412
IBD	$151,090,528	$75,231,613
BIBL	$116,662,278	$155,365,439
WWJD	$66,563,209	$18,404,973
RISN	$6,366,080	$10,217,408
GLRY	$26,363,658	$12,337,492
FDLS	$13,972,137	$40,003,270
PTL	$247,270,530	$9,734,583

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board. Inspire Investing, LLC (the “Adviser”) serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Foreside Financial Services, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Funds.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate indicated below of each Fund’s average daily net assets. For the year ended November 30, 2024, each Fund incurred the following in advisory fees:

Ticker	ANNUAL RATE	TOTAL ADVISORY FEE
BLES	0.30%	$396,167
ISMD	0.30%	$554,759
IBD	0.30%	$881,466
BIBL	0.30%	$1,006,857
WWJD	0.45%	$1,256,578
RISN	0.50%	$448,098
GLRY	0.65%	$399,637
FDLS	0.45%	$373,831
PTL	0.09%	$98,588

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed for BIBL and GLRY, at least until March 31, 2025, to waive a portion of its advisory fee and has agreed to reimburse the BIBL and GLRY for other expenses to the extent necessary so that total expenses incurred (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2024

and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 0.35% and 0.80% of average daily net assets for BIBL and GLRY, respectively.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and BIBL’s and GLRY’s operating expenses are subsequently lower than its expense limitation, or limitation in place at time of waiver, the Adviser, on a rolling three-year period, shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause that Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense cap in place at the time such expenses were waived, and (ii) the Fund’s current expense cap at the time of recoupment. If a Fund’s operating expenses subsequently exceeds the expense limitation, the reimbursements for the Fund shall be suspended. For the year ended November 30, 2024, the Adviser waived fees and/or reimbursed expenses in the amount of $186,741 and $101,431 for BIBL and GLRY, respectively, pursuant to the Waiver Agreement.

The following amounts previously waived by the Adviser are subject to recapture by the Funds by the following dates:

	11/30/2025	11/30/2026	11/30/2027
BLES	$3,420	$—	$—
BIBL	$279,811	$103,906	$186,741
GLRY	$88,117	$52,197	$101,431

The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement).

The Board may terminate this expense reimbursement arrangement at any time on 60 days’ notice to the Adviser.

PTL’s unitary management fee is designed to pay PTL’s expenses and to compensate the Adviser for providing services for PTL. Out of the unitary management fee, the Adviser pays substantially all expenses of PTL, including the costs of transfer agency, custody, fund administration, legal, audit and other services and independent Trustees’ fees, but not any front-end or contingent deferred loads; brokerage fees and commissions; any Rule 12b- l fees; acquired advisory fees, fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of PTL officers and Trustees, contractual indemnification of PTL service providers (other than the Adviser)). The Adviser, and not PTLs shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2024

The Trust, with respect to the Funds, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at the NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 50,000 shares for BLES, ISMD, BIBL, and WWJD, 100,000 shares for IBD, and 25,000 for RISN, GLRY, FDLS and PTL. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2024

(“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). For the year ended November 30, 2024, the fixed and variable fees were as follows:

	FIXED FEES	VARIABLE FEES
BLES	$4,500	$—
ISMD	$8,000	$—
IBD	$10,500	$—
BIBL	$14,500	$—
WWJD	$12,500	$—
RISN	$4,250	$—
GLRY	$6,750	$—
FDLS	$4,750	$—
PTL	$27,195	$—

The Transaction Fees for the Funds are listed in the table below:

Ticker	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
BLES	$500	0.50%
ISMD	$250	0.00%
IBD	$250	0.00%
BIBL	$250	0.00%
WWJD	$500	0.50%
RISN	$250	0.00%
GLRY	$250	0.00%
FDLS	$250	0.00%
PTL	$777	0.00%

*	The maximum Transaction Fee may be up to 0.50% as a percentage of the amount invested.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended November 30, 2024, and November 30, 2023, was as follows:

For the period ended November 30, 2024:

	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	Of Capital	Total
Inspire Global Hope ETF	$2,698,930	$—	$—	$2,698,930
Inspire Small/Mid Cap ETF	2,458,940	—	—	2,458,940
Inspire Corporate Bond ETF	12,185,950	—	—	12,185,950
Inspire 100 ETF	3,597,375	—	—	3,597,375
Inspire International ETF	7,509,030	—	—	7,509,030
Inspire Tactical Balanced ETF	1,260,097	—	—	1,260,097
Inspire Momentum ETF	497,272	—	—	497,272
Inspire Fidelis Multi Factor ETF	954,623	—	—	954,623
Inspire 500 ETF	1,049,460	—	—	1,049,460

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2024

For the period ended November 30, 2023:

	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	Of Capital	Total
Inspire Global Hope ETF	$2,630,640	$—	$—	$2,630,640
Inspire Small/Mid Cap ETF	1,603,670	—	—	1,603,670
Inspire Corporate Bond ETF	8,091,080	—	—	8,091,080
Inspire 100 ETF	2,666,835	—	—	2,666,835
Inspire International ETF	4,410,875	—	—	4,410,875
Inspire Tactical Balanced ETF	2,555,168	—	—	2,555,168
Inspire Momentum ETF	445,820	—	—	445,820
Inspire Fidelis Multi Factor ETF	464,685	—	—	464,685
Inspire 500 ETF	—	—	—	—

As of November 30, 2024, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Inspire Global Hope ETF	$125,908	$—	$—	$(270,831)	$—	$13,329,708	$13,184,785
Inspire Small/Mid Cap ETF	118,957	—	—	(6,359,971)	—	27,699,750	21,458,736
Inspire Corporate Bond ETF	395,679	—	(17,399)	(19,295,056)	—	256,863	(18,659,913)
Inspire 100 ETF	191,127	—	—	(50,121,176)	—	55,570,538	5,640,489
Inspire International ETF	1,822,655	—	—	(8,265,988)	—	15,679,988	9,236,655
Inspire Tactical Balanced ETF	314,205	—	—	(8,649,357)	—	10,218,558	1,883,406
Inspire Momentum ETF	—	—	—	(5,126,569)	—	13,156,867	8,030,298
Inspire Fidelis Multi Factor ETF	1,440,360	3,830,589	—	—	—	11,824,429	17,095,378
Inspire 500 ETF	469,215	—	—	(348,593)	—	25,535,050	25,655,672

The difference between book basis and tax basis undistributed net investment income (loss), accumulated net realized gains (losses), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, the mark to market on passive foreign investment companies, and adjustments on partnerships, passive foreign investment companies and C-Corporation return of capital distributions.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Inspire Corporate Bond ETF incurred and elected to defer such capital losses of $17,399.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2024

At November 30, 2024, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and capital loss carry forwards utilized were as follows:

Portfolio	Short-Term	Long-Term	Total	Utilized
Inspire Global Hope ETF	$—	$270,831	$270,831	$8,009,402
Inspire Small/Mid Cap ETF	—	6,359,971	6,359,971	4,194,860
Inspire Corporate Bond ETF	5,115,998	14,179,058	19,295,056	—
Inspire 100 ETF	16,179,194	33,941,982	50,121,176	—
Inspire International ETF	1,769,309	6,496,679	8,265,988	9,422,565
Inspire Tactical Balanced ETF	8,649,357	—	8,649,357	7,216,149
Inspire Momentum ETF	3,966,565	1,160,004	5,126,569	821,820
Inspire Fidelis Multi Factor ETF	—	—	—	1,507,497
Inspire 500 ETF	348,593	—	348,593	—

Permanent book and tax differences, primarily attributable to realized gain (loss) on in-kind redemptions, adjustments for prior year tax returns, non-deductible expenses and distributions in excess, resulted in reclassifications for the Funds for the year ended November 30, 2024, as follows:

	Paid In	Accumulated
Portfolio	Capital	Earnings (Losses)
Inspire Global Hope ETF	$18,214,827	$(18,214,827)
Inspire Small/Mid Cap ETF	17,356,209	(17,356,209)
Inspire Corporate Bond ETF	1,692,524	(1,692,524)
Inspire 100 ETF	36,964,800	(36,964,800)
Inspire International ETF	3,842,323	(3,842,323)
Inspire Tactical Balanced ETF	1,305,624	(1,305,624)
Inspire Momentum ETF	2,120,225	(2,120,225)
Inspire Fidelis Multi Factor ETF	5,229,093	(5,229,093)
Inspire 500 ETF	201,439	(201,439)

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

At November 30, 2024, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (deprecation) of securities, are as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
Portfolio	Tax Cost	Appreciation	Depreciation	(Depreciation)
Inspire Global Hope ETF	$96,058,042	$21,497,209	$(8,153,978)	$13,343,231
Inspire Small/Mid Cap ETF	190,177,834	40,680,448	(12,980,698)	27,699,750
Inspire Corporate Bond ETF	327,531,953	4,189,600	(3,932,737)	256,863
Inspire 100 ETF	297,218,392	72,455,126	(16,884,588)	55,570,538
Inspire International ETF	287,925,444	38,667,547	(22,960,662)	15,706,885
Inspire Tactical Balanced ETF	85,851,850	11,826,194	(1,607,529)	10,218,665
Inspire Momentum ETF	61,292,183	15,898,710	(2,741,781)	13,156,929
Inspire Fidelis Multi Factor ETF	82,730,986	14,930,636	(3,106,030)	11,824,606
Inspire 500 ETF	238,704,877	32,050,984	(6,515,934)	25,535,050

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2024

8.	SECURITIES LENDING

Each Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Custodian. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the value of any loaned securities at the time of the loan. Each Fund receives compensation in the form of fees. The amount of fees depends on a number of factors including the type of security and length of the loan. Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Fund. Each Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is held by the Custodian in accordance with the custody agreement. Each Fund could experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

As of November 30, 2024, the below table shows the securities on loan and collateral for the loan, both of which are presented gross on the Statement of Assets and Liabilities. All individual open security loan transactions were overcollateralized. The remaining contractual maturity of those transactions are overnight and continuous. This cash is invested in the Fidelity Investments Money Market Government Portfolio – Institutional Class.

	Fair Value of	Collateral Value of
Ticker	Securities on Loan	Securities on Loan
BLES	$406,316	$416,869
ISMD	6,259,268	6,329,498
WWJD	2,939,572	3,126,667
RISN	893,956	899,150
FDLS	44,030	42,665

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract. As of November 30, 2024 the collateral consisted of institutional government money market funds.

The following table breaks out the Funds’ securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of November 30, 2024:

		Overnight and	Up to		Greater than
Ticker	Collateral	Continuous	30 Days	30-90 days	90 days	Total
BLES	Fidelity Investments Money Market Government Portfolio - Institutional Class	$416,869	$—	$—	$—	$416,869
ISMD	Fidelity Investments Money Market Government Portfolio - Institutional Class	6,329,498	—	—	—	6,329,498
WWJD	Fidelity Investments Money Market Government Portfolio - Institutional Class	3,126,667	—	—	—	3,126,667
RISN	Fidelity Investments Money Market Government Portfolio - Institutional Class	899,150	—	—	—	899,150
FDLS	Fidelity Investments Money Market Government Portfolio - Institutional Class	42,665	—	—	—	42,665

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2024

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following.

The Board declared the following distributions after November 30, 2024:

Ticker	Income Dividend	Short Term Capital Gain	Long Term Capital Gain	Ex Date	Record Date	Payable Date
BLES	$0.0794	$—	$—	12/16/2024	12/16/2024	12/23/2024
ISMD	$0.0769	$—	$—	12/16/2024	12/16/2024	12/23/2024
IBD	$0.1181	$—	$—	12/16/2024	12/16/2024	12/23/2024
BIBL	$0.0779	$—	$—	12/16/2024	12/16/2024	12/23/2024
WWJD	$0.2023	$—	$—	12/16/2024	12/16/2024	12/23/2024
RISN	$0.1308	$—	$—	12/16/2024	12/16/2024	12/23/2024
GLRY	$0.0093	$—	$—	12/16/2024	12/16/2024	12/23/2024
FDLS	$0.0088	$0.5191	$1.3804	12/16/2024	12/16/2024	12/23/2024
PTL	$0.7245	$—	$—	12/16/2024	12/16/2024	12/23/2024

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Inspire ETFs and

Board of Trustees of Northern Lights Fund Trust IV

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Northern Lights Fund Trust IV comprising the funds listed below (the “Funds”), as of November 30, 2024, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the years/periods ended November 30, 2022, and prior, were audited by other auditors whose report dated January 27, 2023, expressed an unqualified opinion on those financial statements and financial highlights.

Statements of
	Statements of	Changes in Net	Financial
Fund Name	Operations	Assets	Highlights
Inspire Global Hope ETF, Inspire Small/Mid Cap ETF, Inspire Corporate Bond ETF, Inspire 100 ETF, Inspire International ETF, Inspire Tactical Balanced ETF, Inspire Momentum ETF, and Inspire Fidelis Multi-Factor ETF	For the year ended November 30, 2024	For the years ended November 30, 2024 and 2023
Inspire 500 ETF	For the period from March 25, 2024 (commencement of operations) through November 30, 2024

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

January 29, 2025

The Inspire ETFs
Additional Information (Unaudited)
November 30, 2024

FOREIGN TAX CREDIT (Unaudited)

The following funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal years ended November 30, 2024 and November 30, 2023, were as follows:

For fiscal year ended 11/30/2024	Foreign Taxes Paid	Foreign Source Income
Inspire International ETF	$0.10	$0.78

For fiscal year ended 11/30/2023	Foreign Taxes Paid	Foreign Source Income
Inspire Global Hope ETF	$0.06	$0.41
Inspire International ETF	0.07	0.59

The Inspire ETFs
Additional Information (Unaudited)
November 30, 2024

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877 -658-9473 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year can be found at www.inspireetf.com.

INVESTMENT ADVISER
Inspire Investing, LLC
3597 E Monarch Sky Lane, Suite 330
Meridian, ID 83646

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers. Exhibit 99.CODE

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)
/s/ Wendy Wang
Wendy Wang, Principal Executive Officer/President

Date	02/07/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Wendy Wang
Wendy Wang, Principal Executive Officer/President

Date	02/07/25

By (Signature and Title)
/s/ Sam Singh
Sam Singh, Principal Financial Officer/Treasurer

Date	02/07/25